Securities Act Registration No. 333-233986
Investment Act Registration No. 811-04473

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 10	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 85	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT V
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2024 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS: May 1, 2024
Ameritas Performance II VUL
Individual Flexible Premium
Variable Universal Life Insurance Policy	Ameritas Variable Separate Account V

If you are a new investor in the Policy, you may cancel your Policy within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive the greater of either a full refund of the amount you paid with your application minus withdrawals and Policy Loans or your total Policy Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

This prospectus describes Ameritas Performance II VUL a Variable Universal Life Insurance policy (the "Policy"), especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. (The Subaccounts are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("APPENDIX A") section of this prospectus.)

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to financial strength and the claims paying ability of the Company.

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

Policy guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable life insurance, has been prepared by the

SEC's staff and is available at investor.gov.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life, Depositor)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-745-1112 ameritas.com

Ameritas Performance II VUL	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritas.com

Email: clientservices@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Written Notice. To provide you with timely service, we accept some Written Notices by email and fax. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon email and faxed signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
KEY INFORMATION	5
OVERVIEW OF THE POLICY	6
PURPOSE OF THE POLICY
PREMIUMS
POLICY FEATURES
FEE TABLE	7
PORTFOLIO COMPANY OPERATING EXPENSES
PRINCIPAL RISKS OF INVESTING IN THE POLICY	10
THE COMPANY	13
THE SEPARATE ACCOUNT	13
PORTFOLIO COMPANIES	13
VOTING RIGHTS	14
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	14
CHARGES	14
TRANSACTION FEES
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
COMMISSIONS PAID TO DEALERS
PORTFOLIO COMPANY CHARGES
GENERAL DESCRIPTION OF THE POLICY	17
THE PARTIES
STATE VARIATIONS
ALLOCATING PREMIUM
TELEPHONE TRANSACTIONS
TRANSFERS
THIRD-PARTY SERVICES
SYSTEMATIC TRANSFER PROGRAMS
GENERAL ACCOUNT
POLICY OR REGISTRANT CHANGES
DISRUPTIVE TRADING PROCEDURES
PREMIUMS	23
POLICY APPLICATION AND ISSUANCE
PREMIUM REQUIREMENTS
ACCOUNT VALUE
POLICY CHANGES
"RIGHT TO EXAMINE" PERIOD
OPTIONAL FEATURES
NONPARTICIPATING
SPECIAL ARRANGEMENTS
STANDARD DEATH BENEFITS	26
DEATH BENEFIT
NO MATURITY DATE
PAYMENT OF POLICY PROCEEDS
MISSTATEMENT OF AGE OR GENDER
SUICIDE
RELIANCE
INCONTESTABILITY
ASSIGNMENT
UNCLAIMED DEATH BENEFIT PROCEEDS
OTHER BENEFITS UNDER THE POLICY	29
SURRENDERS AND WITHDRAWALS	38
CASH SURRENDER
PARTIAL WITHDRAWAL
DELAY OF PAYMENTS OR TRANSFERS
POLICY LOANS	39
LAPSE AND REINSTATEMENT	41
LAPSE AND GRACE PERIOD
REINSTATEMENT
TAXES	41
LEGAL PROCEEDINGS	44
FINANCIAL STATEMENTS	44
DISTRIBUTION OF THE POLICY	44
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	45
ILLUSTRATIONS	48
STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT	48
REPORTS TO YOU	49
FINRA PUBLIC DISCLOSURE PROGRAM

Ameritas Performance II VUL	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the Loan Account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account and the Loan Account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Beneficiary is the person(s) to whom the death benefit proceeds are payable upon the death of the Insured. The Beneficiary is designated by the Owner in the application. If changed, the Beneficiary is as shown in the latest change filed and recorded with us. If no Beneficiary survives the Insured, the Owner or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value, minus the Surrender Charge, minus any Policy Loan Balance.

Company, We, Us, Our, Ameritas Life, Depositor means Ameritas Life Insurance Corp.

Corridor Factor is the number, or fractional number, multiplied by the Account Value to determine the minimum death benefit required to maintain the Policy’s status as life insurance under Section 7702 of the Internal Revenue Code. These factors are shown on the Policy Schedule.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our General Account.

General Account is an account in which the assets of Ameritas Life Insurance Corp., are held, other than those allocated to the Separate Account or any other separate account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured’s age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured’s age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Lien Balance means the sum of all unpaid Policy liens and accrued interest on Policy liens.

Loan Account is an account we maintain for your Policy if you have a Policy Loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable Investment Options of the Separate Account. The Loan Account is part of our General Account.

Minimum No-Lapse Premium means the amount that must be paid on a cumulative basis to keep this Policy in force during the minimum no-lapse period as shown on the Policy schedule.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Ameritas Performance II VUL	3

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Policy Anniversary means the same date each year as the Policy Date.

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Loan means a loan secured by the Cash Surrender Value of your Policy. The outstanding loan will accrue interest.

Policy Loan Balance/Policy Debt means the sum of all unpaid Policy Loans and accrued interest on Policy Loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Surrender Charge means the charge subtracted from the Account Value on the Surrender of this Policy.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), by email or by faxing 402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by email or fax, we have the right to implement the request if the copied or faxed signature appears to be a copy of your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. Ownership of this Policy may be held jointly. The Insured may or may not be the Owner.

Ameritas Performance II VUL	4

KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals

If you withdraw money from the Policy within 12 years from your initial Policy Date or the date of any increase in Specified Amount, you will be assessed a Surrender Charge. The maximum Surrender Charge for the initial Specified Amount is based on the Policy year of Surrender. For any increase in Specified Amount, a Surrender Charge based on the increase will be imposed in addition to the Surrender Charge prior to the increase. The maximum Surrender Charge is 4.838% per $1,000 of Specified Amount. The longest Surrender Charge period is 12 years from Policy Issue Date or the date of any increase in Specified Amount.

The maximum Surrender Charge is $48.38 per $1,000 of specified face amount. For example, the maximum Surrender Charge during the first year after issue (or a Specified Amount increase), assuming an initial face amount (or subsequent specified face amount increase) of $100,000, is $4,838.00.

The maximum Partial Withdrawal Charge is $50 upon each withdrawal.

FEE TABLE CHARGES PRINCIPAL RISKS OF INVESTING IN THE POLICY SURRENDERS AND WITHDRAWALS
Transaction Charges

In addition to Surrender Charges, you may be charged for other transactions (such as when you make a premium payment (Maximum Sales Charge Imposed On Premiums (Loads)), transfer Policy Value between Investment Options (Transfer Fee), or request an illustration (Illustration Fee)).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the Policy Loan, partial withdrawal, or Surrender.

FEE TABLE CHARGES

Ongoing Fees and Expenses (annual charges)

In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy; such fees and expenses are set based on characteristics of the Insured (e.g., age, gender, and rating classification). There is also a monthly administration fee and a monthly specified amount charge. Please refer to your Policy Specification Page for rates and the specific fees applicable to your Policy.

You will also bear expenses associated with the Investment Options as shown below:

FEE TABLE CHARGES

Annual Fee *	Minimum	Maximum
Investment Options (Portfolio Company fees and expenses)	0.27%	1.37%
*Before any Waivers and Reductions

Risks
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment

The Policy is designed to provide lifetime insurance protection. It is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. This Policy is not considered a short-term investment because of the 12-year Surrender Charge period and the possibility for a tax penalty at the time of Surrender. Due to the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.

PRINCIPAL RISKS OF INVESTING IN THE POLICY THE SEPARATE ACCOUNT PORTFOLIO COMPANIES APPENDIX A
Insurance Company Risks

An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength, or is available upon request by contacting our Service Center at 800-745-1112.

Cover Page GENERAL DESCRIPTION OF THE POLICY
Policy Lapse

Your Policy will lapse if there are insufficient premium payments, poor investment performance, withdrawals, unpaid Policy Loans or Policy Loan interest. There is a cost associated with, and limitations on, reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.

PRINCIPAL RISKS OF INVESTING IN THE POLICY LAPSE AND REINSTATEMENT

Ameritas Performance II VUL	5

	Restrictions	Location in Prospectus
Investments

In addition to the right of each portfolio company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy year are free. Thereafter, we charge $10 for each transfer.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

CHARGES GENERAL DESCRIPTION OF THE POLICY APPENDIX A
Optional Benefits	Some optional benefits were available to be elected at Policy issue only. Optional benefit riders to the Policy may have separate incontestability provisions. Withdrawals reduce the Account Value and in some cases the Specified Amount which may reduce some of the benefits available under riders where the rider benefit is based on the Specified Amount of the base Policy, and make it potentially more likely the entire Policy, including the rider, would lapse. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.	OVERVIEW OF THE POLICY GENERAL DESCRIPTION OF THE POLICY THE SEPARATE ACCOUNT OTHER BENEFITS UNDER THE POLICY
Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Unpaid Policy Loans, partial withdrawals and Surrenders may be subject to ordinary income tax and tax penalties.

TAXES
Conflicts of Interest
Investment Professional Compensation

Your agent or representative may receive compensation for selling this Policy to you, both in the form of commissions and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest provides a financial incentive that may influence your agent or representative to recommend this Policy over another investment for which the agent or representative is not compensated or compensated less.

DISTRIBUTION OF THE POLICY CHARGES
Exchanges

Some representatives may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Policy rather than to continue to own your existing Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY PREMIUMS

OVERVIEW OF THE POLICY

purpose of the policy

The Ameritas Performance II VUL Policy is flexible premium variable universal life insurance. The Policy is designed to provide lifetime insurance coverage on the Insured(s) named in the Policy, as well as flexibility in connection with premium payments and death benefits. The Policy pays death benefit proceeds to the Policy Beneficiary upon the Insured's death or pays a Cash Surrender Value to you if you Surrender the Policy. This flexibility allows you to provide for changing insurance needs within the confines of a single insurance Policy.

Some policy forms, features and/or riders described in this prospectus may be subject to state variations or may not be available in all states. See the STATE VARIATIONS section.

Premiums

You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. We reserve the right to limit the amount and frequency of premium payments. We will not issue a Policy to an Insured older than age 80 on the Insured's birthday nearest the Policy Date. We will not accept that portion of a premium payment which affects the tax qualifications of this Policy as described in Section 7702 of the Internal Revenue Code, as amended. This excess amount will be returned to you. Payment of insufficient premiums may result in a lapse of the Policy.

You may allocate all or a part of your premiums among the Separate Account Subaccount variable Investment Options or the Fixed Account fixed interest rate option. Subaccount variable Investment Options are in turn invested in

Ameritas Performance II VUL	6

corresponding underlying portfolio companies. Fixed Account allocations are invested in our General Account and we guarantee a fixed rate of interest. More information regarding the Fixed Account can be found in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION. More detail concerning each portfolio company can be found in APPENDIX A.

POLICY FEATURES

Death Benefit

Your Policy Value and death benefit will go up or down as a result of the investment experience of your Policy. You may choose from three types of death benefit options. You may change from one death benefit type to another, subject to limitations, and charges may apply. The amount we pay depends on whether you have chosen death benefit Option A, death benefit Option B, or death benefit Option C:

  Option A: The death benefit is the greater of the Policy's Specified Amount of insurance coverage or the Account Value multiplied by the Corridor Factor on the date of the Insured's death. The amount of this death benefit does not change over time, unless the death benefit is being driven by the Corridor Factor or you take any action that changes the Policy's Specified Amount.

  Option B: The death benefit is the greater of the Specified Amount of insurance coverage plus the Account Value or the Account Value multiplied by the Corridor Factor on the date of the Insured's death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including portfolio investment performance, charges and expenses, premium payments and withdrawals) affect your Policy Value.

  Option C: The death benefit is the greater of the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; or the Account Value multiplied by the Corridor Factor. If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

Death benefit proceeds are reduced by any Policy Loan Balance, Lien Balance and any Monthly Deductions due but unpaid at death.

Surrenders and Withdrawals

You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Applicable charges are shown in the FEE TABLE. Restrictions include that we may defer payments from the Fixed Account for up to six months. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal.

Policy Loans

You may borrow a limited amount of Account Value. There is no minimum Policy Loan amount. The maximum Policy Loan amount is the Cash Surrender Value, minus Policy Loan interest to the next Annual Date, minus the sum of the next three monthly deductions. Interest accrues on outstanding Policy Loan amounts. There are two types of Policy Loans. Regular Policy Loans are Policy Loans made during the first five Policy years. Preferred Policy Loans are Policy Loans made after the 5th Policy year. Preferred Policy Loans may be available at a lower interest rate for a portion of your Policy Loan Balance.

Optional Features

The Policy offers additional insurance coverage and other benefits through optional features. Certain riders have costs associated with them. More detail concerning fees can be found in the FEE TABLE.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, pay a premium, Surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (Load)*	When each premium is paid.	5%
PREMIUM TAXES**	Not taken as a separate deduction	0%
MAXIMUM DEFERRED SALES CHARGE (Load)	Upon a full Surrender during the first 12 Policy years or in the 12-Policy years following an increase in Specified Amount of insurance.	Per $1,000 of Specified Amount of insurance coverage. Fee declines each year.
		Varies (1)
		Policy Year 2:
		Maximum	$48.38
		Charge for a Representative Insured (2)	$12.03
Ameritas Performance II VUL	7

Charge	When Charge Is Deducted	Amount Deducted
OTHER SURRENDER FEES:
Partial Withdrawal Charge	Upon each withdrawal.	$50

Wire Transfer Fee (per wire)	As requested by Policy Owner	$14

TRANSFER FEES	First 15 transfers per year;	$0
	Each additional transfer.	$10
ILLUSTRATION FEE	First illustration request per year	$0
	Each additional illustration request.	$50

*	This premium charge is deducted from each premium payment as it is processed (except if it is a premium that is transferred from another Company policy). Premium taxes are paid from this charge.
**	Premium Taxes are paid by the Company from the Maximum Sales Charge Imposed On Premiums (Load). See CHARGES section for more information.
(1)	Rate varies by Insured's gender, Issue Age, rate class and the amount of time you have had your Policy (or the number of years since any increase in base Policy Specified Amount). Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2)	"Charge for Representative Insured" assumes a male, age 35 at Policy issue and in our best rate class. Surrender Charge rate is $8.02 in year 1, $12.03 in years 2-5, $10.52 in year 6, $9.02 in year 7, $7.51 in year 8, $6.01 in year 9, $4.51 in year 10, $3.00 in year 11, $1.50 in year 12, and $0.00 thereafter. This charge may not be representative of the charge that a particular investor will pay.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio company operating fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
Charge	When Charge Is Deducted	Amount Deducted*
BASE POLICY CHARGE:
Cost of Insurance *	Monthly	Rate is per $1,000 of the amount of the Net Amount at Risk.

		Varies (1)
		Minimum Charge	$0.007
		Maximum Charge	$83.33
		Charge for a Representative Insured (2)	$0.09
Annual Maintenance Fee	None	$0.00

Mortality and Expense Risk Fees	Daily	Risk Charge (for mortality and expense risk equal to % shown) (3)
		Policy Years 1-15	0.0024590%
		Policy Years 16+	0.0008197%
Administrative Expenses	Monthly	Specified Amounts $100,00 - $249,999	$25.00
		Specified Amounts $250,000+	$25.00

Monthly Specified Amount Charge	Monthly	Rates are per $1,000 of base Policy Specified Amount. Level charge during the first 20 Policy years or the first 20 Policy years after an increase in base Policy Specified Amount.

		Varies (4)
		Policy Year 2
		Minimum Charge	$0.03
		Maximum Charge	$1.80
		Charge for Representative Insured (2,5)	$0.15
Accelerated Benefit for Terminal Illness Rider	When Benefit Exercised	0.5% of the accelerated benefit
Paid-Up Insurance Benefit Endorsement	When Benefit Exercised	Calculated as a percentage times the Account Value. (6)	3.5%
Policy Loans for Policies Dated Prior to January 1, 2022	Annually	Policy loan interest rate is deducted upon each Policy Anniversary. (7)

		Regular Policy Loans - Net Policy Loan interest rate during the first 5 Policy years (8)
		Current	1.0%
		Maximum	1.0%

		Preferred Policy Loans - Net Policy Loan interest rate after the first 5 Policy years, only on a portion of the Policy Loan Balance (8)
		Current	0.0%
		Maximum	0.5%

Policy Loans for Policies Dated On or After January 1, 2022	Annually	Policy Loan interest rate is deducted upon each Policy Anniversary.(7)

		Regular Policy Loans - Net Policy Loan interest rate during the first 5 Policy years (9)
		Current	1.0%
		Maximum	3.0%
Ameritas Performance II VUL	8

Charge	When Charge Is Deducted	Amount Deducted*
		Preferred Policy Loans - Net Policy Loan interest rate after the first 5 Policy years, only on a portion of the Policy Loan Balance (9)
		Current	0.0%
		Maximum	2.5%
OPTIONAL BENEFIT CHARGES:
Accidental Death Benefit Rider *	Monthly	Rate is per $1,000 of the rider benefit amount.

		Varies (10)
		Minimum	$0.02
		Maximum	$0.13
		Charge for Representative Insured (11)	$0.07

Children's Insurance Rider	Monthly	Rate is per $1,000 of the rider benefit	$0.48
		amount.

Guaranteed Insurability Rider *	Monthly	Rate is per $1,000 of the rider benefit
		amount.

		Varies (12)
		Minimum	$0.06
		Maximum	$0.19
		Charge for Representative Insured (11)	$0.19

Total Disability Benefit Rider *	Monthly	Rate is per $100 of the rider annual benefit amount.

		Varies (1)
		Minimum	$0.74
		Maximum	$8.64
		Charge for Representative Insured (13)	$1.17

Waiver of Monthly Deduction Rider *	Monthly	Varies (1)
		Minimum	$1.48
		Maximum	$17.28
		Charge for Representative Insured (13)	$2.34

*	The cost of insurance and several of the charges vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

Periodic Charges Table Footnotes:

(1)	Rate varies by Insured's gender, rate class and Attained Age.
(2)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the Policy is issued, a Specified Amount of $1,000,000 and that the Policy is in its second Policy year.
(3)	The annual maximum charge is 0.90% in years 1 through 15 and 0.30% thereafter.
(4)	Rate varies by Insured's gender, Issue Age, rate class, Specified Amount and the amount of time you have had your Policy.
(5)	The annual rate is $1.755816 in years 1 through 20 and $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 35.
(6)	This endorsement is standard if the Policy Owner elects the guideline premium test ("GPT") on the application. This endorsement is not available if the Policy Owner elects the cash value accumulation test ("CVAT") on the application. This fee is charged when the Paid Up Insurance Benefit Endorsement is exercised.
(7)	If there is no Policy Loan on the Policy, there is no Policy Loan interest charged. There are two types of Policy Loans. Regular Policy Loans are Policy Loans made during the first five Policy years. Preferred Policy Loans are Policy Loans made after the 5th Policy year. Preferred Policy Loans may be available at a lower interest rate for a portion of your Policy Loan Balance. Net interest rate varies based on whether the Policy is in the first 5 Policy years or after the first 5 Policy years.
(8)	Interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.
(9)	Interest rates charged on amounts borrowed from the Policy, net of 1.0% guaranteed annual credited interest rate or 3.0% current annual credited interest rate.
(10)	Rate varies by Insured's gender and Attained Age.
(11)	"Charge for Representative Insured" charges assume an Insured who is male Attained Age 35.
(12)	Rate varies by Insured's Issue Age.
(13)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the rider is issued, a base Policy Specified Amount of $1,000,000 and that the rider coverage is in its second year.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

Portfolio Company Operating Expenses (for the year ended December 31, 2023, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, which you may pay periodically during the time that you own the Policy. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. A complete list of portfolio companies available under the Policy, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.*	0.27%	1.37%

* Before any waivers and reductions.

Ameritas Performance II VUL	9

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Not a Short-Term Investment

The Policy is unsuitable for short-term savings or short-term life insurance needs and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the 12-year Surrender Charge and the possibility of a tax penalty at the time of Surrender. Funds allocated to the Fixed Account are subject to the claims paying ability of the Company. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Portfolio Company Risk of Loss

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-745-1112.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the Policy. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorists acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Surrender Risks

The Policy is designed to provide lifetime insurance protection. Upon a full Surrender of your Policy, we deduct a Surrender Charge from the total Policy Value. Generally, the Surrender Charge is higher the older you are when the Policy is issued or if there is an increase in Specified Amount. The longest Surrender Charge period is 12 years from Policy Issue Date or the date of any increase in Specified Amount. Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you. Surrender of a Policy while a Policy Loan is outstanding could result in significant tax consequences. A surrender before age 59 ½ may also result in tax penalties. Following a full Surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the death benefit. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal. Taxes and tax penalties may apply.

Ameritas Performance II VUL	10

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. This can happen even if you pay the Planned Periodic Premiums. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. You will have a 61-day "grace period" to make a premium payment to continue your Policy. If your Policy lapses, your insurance coverage will terminate; you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Taking a Policy Loan also increases the risk of lapse.

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less and the requirements of reinstatement are met, including evidence of insurability. For more information see REINSTATEMENT under LAPSE AND REINSTATEMENT.

Death Benefit Risks

Death benefit proceeds are reduced by any Policy Loan Balance, Lien Balance, and any Monthly Deductions due but unpaid at death. Depending upon your choice of death benefit option, adverse performance of the Investment Options you choose may decrease your Policy's death benefit. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal.

Policy Loan Risks

A Policy Loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive any higher current interest rate credited to the Fixed Account.

The larger a Policy Loan Balance becomes relative to the Policy's Cash Surrender Value, the greater the risk that the Policy's Cash Surrender Value will not be sufficient to support the Policy's charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any Policy Loan interest payable on a Policy Anniversary that you do not pay will become part of the outstanding Policy Loan principal and will also accrue interest.

Further, the death benefit is reduced by the amount of any outstanding Policy Loan and accrued Policy Loan interest.

Your Policy may lapse if your outstanding Policy Loan and accrued Policy Loan interest reduce the Cash Surrender Value to zero. There is a tax risk associated with outstanding debt. If you Surrender your Policy or your Policy lapses while there is an outstanding Policy Loan, there will generally be Federal income tax payable on the amount by which Policy Loans and partial withdrawals exceed the premiums paid. Since Policy Loans reduce your Policy’s Account Value, any remaining Account Value may be insufficient to pay the income tax due and may cause the need for additional premium to keep your Policy in force.

Limitations on Access to Cash Value

There is no minimum Policy Loan amount. We limit partial withdrawals to a minimum of $100, and require you to have not less than an amount to maintain the Policy in force for the next three months following the partial withdrawal and provided your Specified Amount of coverage meets required levels. Policy Loans may only be taken if your Cash Surrender Value; less Policy Loan interest on the Policy Loan Balance including the requested Policy Loan to the next Annual Date; less Monthly Deductions, is sufficient to keep your Policy in force for the next three months. We may defer making a Policy Loan for up to six months unless the Policy Loan is to pay premiums to us. We can postpone payments or any transfers out of a Subaccount if (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial Surrender from the Fixed Account for up to six months from the date we received your Written Notice requesting the Surrender and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction. However, your Policy will stay in force for the first 10 Policy years if you meet the Minimum No-Lapse Premium requirements.

Ameritas Performance II VUL	11

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each portfolio company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Tax Risks

We believe the Policy qualifies as a life insurance contract for Federal tax purposes; so that death benefits for individually owned life insurance generally are not subject to income tax, and you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. Tax consequences of Ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or Beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy Ownership or assignment of Ownership interests. Limits on premium payments and Treasury Department rules could also impact whether the Policy will qualify for the benefits extended to life insurance under the Code. There is no certainty that the expected benefits of life insurance, relative to other financial or investment products, will always continue to exist. We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance professional.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information. For more information about these cyber security risks, see the Statement of Additional Information.

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, Surrenders, Policy Loans or death benefits, make transfers or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

Ameritas Performance II VUL	12

THE COMPANY

The Ameritas Performance II VUL Policy is offered and issued by Ameritas Life Insurance Corp. (the "Depositor"), 5900 O Street, Lincoln, Nebraska 68510.

THE SEPARATE ACCOUNT

The Registrant is Ameritas Variable Separate Account V (the "Separate Account"). The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or the Depositor. Under Nebraska law, income, gains, and losses credited to or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Depositor's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Depositor other than those arising from the Policies. The Depositor is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy Value of your Policy depends directly on the investment performance of the portfolios that you select.

PORTFOLIO COMPANIES

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each portfolio company, including its (i) its name; (ii) it's objective; (iii) investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance is found in APPENDIX A. Each portfolio company has issued a prospectus that contains more detailed information about the portfolio company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

You may also view the prospectuses on our website at: ameritas.com/investments/fund-prospectuses.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

There is no assurance the investment objectives will be met. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and the income or losses of one generally has no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the Investment Options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

Ameritas Performance II VUL	13

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, and have access to reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that the Company beneficially holds in the same proportions as we vote the shares for which we receive instructions from other Policy Owners, this is known as "proportionate voting." As a result of proportionate voting, a small number of Policy Owners could determine the outcome of a shareholder vote. The underlying portfolios may not hold routine annual shareholder meetings.

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. If your Policy Date is prior to January 1, 2022, we guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. If your Policy Date is on or after January 1, 2022, we guarantee that you will earn a minimum interest rate that will yield at least 1.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. The Company sets the interest rate which is not tied to a benchmark or other formula. You may obtain the current declared interest rate for the Fixed Account at no cost by calling 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Company's claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the Federal Securities laws regarding accuracy and completeness of disclosures.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Refer to the Policy for additional details regarding the Fixed Account.

The value of the Fixed Account, along with the value in the Separate Account variable Investment Options and the Loan Account, constitute the total Policy Value. Unlike value in the Separate Account variable Investment Options, there are no Mortality and Expense Risk Fees deducted from the Fixed Account. Transfers and Systematic Transfer Programs may be limited to the terms defined in the TRANSFERS and SYSTEMATIC TRANSFER PROGRAMS sections under the GENERAL DESCRIPTION OF THE POLICY. Decreases in the Fixed Account value as a result of Transfer, Systematic Transfer Programs, partial withdrawals, and Policy Loans, because they affect Policy Value, could result in reductions in the amount of benefit, or lead to lapse of the Policy and riders. Additional information regarding how the value of the Fixed Account is calculated may be found in the POLICY VALUE section under PREMIUMS.

CHARGES

The following repeats and adds to information provided in the FEE TABLE section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options. Any current charge that is less than the applicable maximum may be increased subject to the guaranteed maximum charge.

Transaction Fees

MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (LOAD)

The premium charge is deducted from each premium payment as it is processed (except if it is a premium that is transferred from another Company policy). The current amount of this charge is 3.5% and the maximum charge is 5.0%. This charge is subtracted from the premium received before the funds are applied to the selected Investment Options. Premium taxes are paid by the Company from this charge. The amount added to the selected Investment Options is referred to as the Net Premium.

Ameritas Performance II VUL	14

PREMIUM TAXES

Premium taxes are not a separate charge to you; they are paid by the Company from the Maximum Sales Charge Imposed on Premiums (Load).

MAXIMUM DEFERRED SALES CHARGE (LOAD)

Upon a full Surrender from your Policy, we deduct a Maximum Deferred Sales Charge (Load) (referred to as a "Surrender Charge" in this prospectus) from the total Account Value. The amount of this charge varies by the Insured's gender, Issue Age (or Attained Age at the time of any increase), rate class, Specified Amount of insurance coverage, and the length of time the Policy has been in force. Generally, the Surrender Charge is higher the older you are when the Policy is issued.

Surrender charges help cover our acquisition costs associated with issuing the policy or processing an increase should you terminate your Policy during the surrender period. The Surrender Charge duration is 12 years from the date of issue or increase. Surrender Charges apply from the Policy Issue Date as to the initial Specified Amount of insurance coverage, and from the date of any increase as to increases in the Specified Amount. Surrender Charges on increases are in addition to the Surrender Charges applicable from issue. The per $1,000 rate varies by issue age, Policy year, gender and rate class. The maximum Surrender Charge is $48.38 per $1,000 of Specified Amount. Except at certain older issue ages, the surrender charge typically remains level through year 5, then grades down to zero at the beginning of year 13. Ask for a Policy illustration or see your Policy for the charges applicable to you. Taxes and tax penalties may apply.

The following hypothetical example for a Representative Insured assumes a male, age 35 at Policy issue and in our best rate class. The Maximum Surrender Charge for this Representative Insured is $12.03. This Surrender Charge per $1,000 may not be representative of the charge that a particular Policy Owner will pay.

POLICY YEAR SINCE	MAXIMUM SURRENDER
ISSUE FOR MALE, AGE 35,	CHARGE
BEST RATE CLASS	PER $1,000
1	$8.02
2	$12.03
3	$12.03
4	$12.03
5	$12.03
6	$10.52
7	$9.02
8	$7.51
9	$6.01
10	$4.51
11	$3.00
12	$1.50
13	$0.00

OTHER SURRENDER FEES

Partial Withdrawal Charge

Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. This helps cover our administrative costs for withdrawals from your Policy. Taxes and tax penalties may apply. We currently do not charge for early withdrawals but may in the future charge up to $50 for each partial withdrawal.

Wire Transfer Fee

We charge a $14 wire transfer fee if you request a wire transfer when requesting a Policy Loan, partial withdrawal or Surrender. The fee is deducted from the gross amount of the Policy Loan, partial withdrawal or Surrender.

TRANSFER FEES

We may charge a transfer fee for any transfer in excess of 15 transfers per Policy year. This fee may be deducted only from Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.

ILLUSTRATION FEE

You may annually request, without charge, an illustration from us. Currently, there is no charge for additional illustrations. However, we reserve the right to charge the maximum fee of $50 for each additional illustration requested in the same Policy year.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES

The following charges are deducted from Policy Value on each Policy Month date unless otherwise specified.

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BASE POLICY CHARGE

Cost of Insurance Charge

The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, rate class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and rate class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

The Cost of Insurance each month equals:

▪	The Net Amount at Risk for the month; multiplied by
▪	The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
▪	$1,000.

The Net Amount at Risk in any month equals:

▪	The death benefit on the Policy Month date, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
▪	The Policy Value on the Policy Month date after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

Mortality and Expense Risk Fees

The Mortality and Expense Risk Fees are for the mortality risks we assume – that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our General Account. Conversely, if this charge is not enough, we bear the additional expense, not you. See the Fee Table for the maximum charge. The annual current charge is 0.70% in years 1 through 15 and 0.10% thereafter. This charge is applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount. We expect a profit from this charge.

Administrative Expenses

The administrative expense charge is deducted on each Monthly Date to partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. See the Fee Table for the maximum charge. The current monthly charges are as follows. We do not anticipate making a profit from these charges.

Specified Amounts $100,000 - $249,999	$20
Specified Amounts $250,000 +	$15

Monthly Specified Amount Charge

For certain rate classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

Accelerated Benefit for Terminal Illness Rider

This rider provides as much as 50% of the death benefit, up to $500,000 when the Insured is terminally ill and is anticipated to live less than one year. There is no annual cost for this rider. The payment of any accelerated benefit under this rider is subject to an administrative fee not to exceed 0.5% of the accelerated benefit. The current maximum administrative fee is $250. For additional information on this rider, see the OPTIONAL BENEFITS UNDER THE POLICY section.

Paid-Up Insurance Benefit Endorsement

The benefit provided by this endorsement will keep your Policy from lapsing when you have a large outstanding Policy Loan Balance. We will deduct 3.5% of the Policy Value on the date you elect this benefit. For additional information on this rider, see the OPTIONAL BENEFITS UNDER THE POLICY section.

Policy Loans

If you borrow from your Account Value, interest accrues on outstanding Policy Loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Loan Balance. See the POLICY LOANS section for more information on applicable interest rates.

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OPTIONAL BENEFIT CHARGES

The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy Value. See the FEE TABLE for information about the costs of these features, and refer to OTHER BENEFITS UNDER THE POLICY for descriptions of these features. Optional features may not be available in all states.

COMMISSIONS PAID TO DEALERS

We pay commissions for the sale of the Policies. The maximum commissions payable are: 120% of premiums up to the target premium and 4.80% of premiums above that amount paid in the first Policy year; 6.27% of premium paid in Policy years 2 through 10; and 2.28% of premium paid thereafter as a service fee. For an increase in Specified Amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy year of the increase in Specified Amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents' commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.20% of unborrowed Account Value. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

PORTFOLIO COMPANY CHARGES

Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' APPENDIX A and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

GENERAL DESCRIPTION OF THE POLICY

THE PARTIES

Insured

The Insured is the person upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Beneficiary

The Beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary Beneficiary and any contingent beneficiaries in your application. If no primary Beneficiary is living when the Insured dies, we will pay to the contingent Beneficiary. If no contingent Beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any Beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that Beneficiary died first.

Unless your Beneficiary designation provides otherwise, we will follow these rules:

▪	We will pay equal shares when more than one Beneficiary of the same class is to share the funds.
▪	No revocable Beneficiary has rights in this Policy until the Insured dies.
▪	An irrevocable Beneficiary cannot be changed without his or her consent.
▪	The interest of any Beneficiary is subject to the rights of any assignee shown on our records.
▪	When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

You may change your Beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

Minor Owner or Beneficiary

Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it

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is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

State Variations

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the state or district described below. Further variations may arise; the variations are subject to change without notice.

California

Requires a special Policy Cover for seniors age 60 and over with a 30 day free look period.

Florida

Reduced Paid-Up Life Insurance: Exhange for a reduced paid-up Policy is available.

Grace Period: 30 day grace period.

Reinstatement: The policy may be put back in force by Written Notice within three years.

Accelerated Benefit Terminal Illness Rider: Administrative Fee is $100.

North Dakota

Policy Right to Examine Provision: 20 day free look.

Allocating Premium

You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation instructions.

▪	Allocations must be in whole percentages and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction or online transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's Right to Examine Transfer Date.

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the money market subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Loan Balance and partial withdrawals.

Until your Policy is issued, premium payments received by us are held in our General Account and are credited with interest at a rate we determine.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

TRANSFERS

The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. In addition to the right of each Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

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We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio’s investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subaccount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Subject to restrictions during the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is any single request to move assets between one or more Investment Options.
▪	We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit fax number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred. Information regarding Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep systematic transfer programs is available under the SYSTEMATIC TRANSFER PROGRAMS section.
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer amounts.
▪	The first 15 transfers each Policy year are free. Thereafter, transfers will result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is deducted on a Pro Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy year;
•	may be delayed up to six months;
•	is limited during any Policy year to the greatest of:
o	25% of the Account Value in the Fixed Account on the date of the transfer;
o	the greatest amount of any Fixed Account transfer that occurred during the previous 13 months; and,
o	$1,000.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, fax transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
▪	If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to a money market subaccount. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another Investment Option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more

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transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Time Period for Special Transfer

At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

THIRD-PARTY SERVICES

Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing or earnings sweep program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

SYSTEMATIC TRANSFER PROGRAMS

Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance Written Notice. Only one systematic transfer program may be utilized at a time.

Dollar Cost Averaging Program

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	Dollar Cost Averaging program transfers cannot begin before the end of a Policy's Right to Examine Transfer Date.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.
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Portfolio Rebalancing Program

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

Earnings Sweep Program

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in separate accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account, the Loan Account, and fixed payments including death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors and the claims paying ability and financial strength of the Company. It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Policy Changes

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Internal Revenue Code and continues to provide the tax benefits of such qualification.

Adding, Deleting or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of

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the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying Investment Option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the TRANSFERS section, Omnibus Orders.)

Disruptive Trading Procedures

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy’s performance. The risks and harmful effects of disruptive trading include:

▪	dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
▪	reduced investment performance due to adverse effects on portfolio management by:
•	impeding a portfolio investment adviser's ability to sustain an investment objective;
•	causing the portfolio to maintain a higher level of cash than would otherwise be the case;
•	causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
•	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and fax transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations which may result in some Policy Owners being able to market time. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short-term market fluctuations, particularly within certain Subaccount underlying portfolios;
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▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

PREMIUMS

POLICY APPLICATION AND ISSUANCE

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount of life insurance is $100,000. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the Special Arrangements section, below, for details. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and Insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth and certain other required information must be included.
▪	Your premium allocations must be complete, be in whole percentages and total 100%.
▪	Initial Premium requirements must be met (see below).
▪	Your signature and your agent's signature must be on the application.
▪	City, state and date the application was signed must be completed.
▪	You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
▪	Please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
▪	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

Initial Premium

▪	At least the Monthly Minimum No-Lapse Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

Additional Premiums

▪	Payment of additional premiums is flexible, but must be enough to cover Policy charges.
▪	If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
▪	Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
▪	If there is a Policy Loan, you should identify any payment intended to reduce a Policy Loan as a Policy Loan repayment; otherwise it will be treated as a premium and added to Account Value.
▪	We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

ACCOUNT VALUE

On your Policy’s Issue Date, Account Value (or "Policy Value" or "Accumulation Value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deduction since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the Loan Account, plus any Net Premium received that Business Day, but not yet allocated.

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Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
▪	the daily risk charge.

Because the net investment factor may be greater than, less than, or equal to 1, unit values may increase or decrease from one Business Day to the next.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

▪	Net Premiums are credited to it; or
▪	amounts are transferred to it from other Subaccounts, the Fixed Account or the Loan Account.

The number of Accumulation Units in a Subaccount will decrease when:

▪	partial withdrawals (and any partial withdrawal charges) are taken from it;
▪	Monthly Deductions are taken from it;
▪	transfer charges are taken from it; or
▪	amounts are transferred out of it into other Subaccounts, the Fixed Account or the Loan Account.

Fixed Account Value

The Account Value of the Fixed Account on any Business Day equals:

▪	Net Premiums credited to the Fixed Account; plus
▪	any transfers from the Subaccounts or the Loan Account to the Fixed Account; plus
▪	interest credited to the Fixed Account; minus
▪	any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
▪	the Fixed Account’s share of any Monthly Deductions from Account Value; minus
▪	any transfer charges taken from the Fixed Account; minus
▪	amounts transferred from the Fixed Account to the Subaccounts or the Loan Account.

Loan Account Value

The Account Value in the Loan Account on any Business Day equals:

▪	amounts transferred to the Loan Account from the Investment Options (the Subaccounts and the Fixed Account); plus
▪	interest credited to the Loan Account; minus
▪	amounts transferred from it into the Investment Options.

(Also see Defined Terms for the definition of "Policy Loan Balance.")

POLICY CHANGES

You may request to change your Specified Amount, death benefit option or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus’ first two pages and last page.

When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

A change of Owner may be made at any time by Written Notice, and will take effect on the date Written Notice is signed by you. Such change of Owner is subject to any action we take prior to the date we receive Written Notice when based on instructions we received from the Owner of record.

"Right to Examine" Period

You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is

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signed, whichever is later. The "right to examine" period is longer in some states, ranging from 15 to 30 days. If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Loan Balance and partial withdrawals, unless otherwise required by state law.

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the money market subaccount. On the Right to Examine Transfer Date, we will reallocate your Account Value according to the premium allocation you selected on the application. We will allocate Net Premiums paid on or after the Right to Examine Transfer Date according to the premium allocation in effect on the date we receive the premium.

Optional Features

Subject to certain requirements, one or more of the optional insurance benefits described in OTHER BENEFITS UNDER THE POLICY may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

Nonparticipating

The Policy is nonparticipating. No dividends will be paid under the Policy.

Special Arrangements

Where permitted by state regulation, we may make Policies available through various special arrangements. We may reduce or waive the premium charge and/or the monthly administrative charge and/or the Surrender Charge under Policies purchased by:

1.	our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;
2.	directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Company, LLC ("AIC") relating to the Policies, or their spouses or dependents; or
3.	directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

Any interested person can contact our Service Center concerning the availability of special arrangements. In addition, in the future, we may reduce or waive the premium charge and/or the Surrender Charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the premium charge, monthly administrative charge and the Surrender Charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified.

We may issue Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes but is not limited to a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis. The Policies may not be available in connection with group or sponsored arrangements in all states.

For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; Surrender Charge, the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy. In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a Policy Loan may be increased for these Policies. We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality and expense risk under such Policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

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STANDARD DEATH BENEFITS

The principal purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties and Surrender Charges may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

Death Benefit

Upon the Insured's death, we will pay to the Policy Beneficiary:

▪	the death benefit on the Insured's life under the death benefit option in effect; plus
▪	any additional life insurance proceeds provided by any optional benefit or rider; minus
▪	any Policy Loan Balance; minus
▪	any Policy Lien Balance; minus
▪	any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the Beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

Death Benefit Options

When you apply for your Policy, you will choose one of the three death benefit options, which will be used to determine the death benefit. Your Policy Value and death benefit may vary based on the performance of the variable Investment Options you select. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Death Benefit Option A

Under Option A, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option B

Under Option B, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the Account Value; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option C

Under Option C, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
▪	the Account Value multiplied by the Corridor Factor.

If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test ("GPT"), total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test ("CVAT"), the guideline premium limitations do not apply. The Corridor Factors are shown in the Policy schedule.

Changes in Death Benefit Option

You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules

▪	Your request for a change must be by Written Notice.
▪	You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
▪	There is no fee to change your Policy death benefit option.
▪	Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
▪	Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
▪	The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.
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Changes in Specified Amount

The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section).

Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE in Coverage Rules

▪	The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
▪	An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time. (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)
▪	Any increase of the Specified Amount will be subject to increased cost of insurance charges, monthly Specified Amount charges, and Surrender Charges based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE in Coverage Rules

▪	The amount of any decrease may be no less than $1,000.
▪	Any reduction in the Specified Amount will be in the following order:
•	first, reduce the most recent increase of the Specified Amount;
•	then, the next most recent increases; and
•	finally, the Policy's initial Specified Amount.
▪	Any decrease of the Specified Amount you request will not reduce the Surrender Charges or the monthly Specified Amount charges in effect at the time of the decrease.
▪	The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
▪	If the change is within the minimum no-lapse period, we will update the monthly Minimum No-Lapse Premium on the revised Policy schedule.

No Maturity Date

This Policy does not have a maturity date. If the Insured is still living at Attained Age 121, all Monthly Deductions will cease, and we will not accept any additional premiums except for amounts required to keep the policy in force. New Policy Loans and Policy Loan repayments can continue to be made and the Policy Loan Balance will continue to accrue interest. The death benefit option will be changed to Option A, and partial withdrawals are not permitted after Attained Age 121. You may surrender your policy if you do not want coverage to continue past Attained Age 121. Continuing coverage beyond attained age 121 may disqualify the insurance for favorable tax treatment. You should consult a tax advisor before you choose to continue your Policy after attained age 121.

Payment of Policy Proceeds

A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured’s death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the Beneficiary.

Rules for Payment of Policy Proceeds

▪	Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
▪	We may require proof of your age or survival or the age or survival of the payee.
▪	No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within seven days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

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We will include interest from the Insured’s date of death to the payment date.
(1)	Interest will accrue at the rate or rates applicable to the Policy for funds left on deposit or, if the Company has not established a rate for funds left on deposit, at the Two Year Treasury Constant Maturity Rate as published by the Federal Reserve. In determining the effective annual rate or rates, we shall use the rate in effect on the date of death.
(2)	Interest will accrue at the effective annual rate determined in item (1) above, plus additional interest at a rate of 10% annually beginning with the date that is 31 calendar days from the latest of items (a), (b) and (c) below to the date the claim is paid.
	(a)	the date that we receive satisfactory proof of death of the Insured;
	(b)	the date that we receive sufficient information to determine our liability, the extent of that liability, and the appropriate payee legally entitled to the proceeds;
	(c)	the date that legal impediments to payment of proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include, but are not limited to:
		(i)	the establishment of guardianships and conservatorships;
		(ii)	the appointment and qualification of trustees, executors and administrators; and
		(iii)	the submission of information required to satisfy state and federal reporting requirements.

Misstatement of Age or Gender

If an Insured’s age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured’s correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured’s correct age and gender, to reflect the expense charges, Surrender Charges and cost of insurance rates from the Policy Date.

Suicide

We will terminate the Policy without payment of the death benefit and give back the premiums received, less any partial withdrawals and Policy Loan Balance, if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the date the Policy was issued. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the effective date of any increase. Riders to the policy may have separate suicide provisions.

RELIANCE

The Policy was issued based on the answers in the application and supplemental applications. We have assumed all such answers to be true and complete. If any are not, we may, subject to the incontestability provision, have the right to void the Policy and give back premiums paid, minus any Policy Loan Balance and any partial withdrawals.

Incontestability

We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the contestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

Assignment

You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment or tax consequences of an assignment. Unless you specify otherwise, the assignment will take effect on the date the Written Notice was signed by you. No assignment will be binding on us until we receive written notice. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. Your rights, and the rights of any Beneficiary or payee, will be subject to any assignment. An assignment is subject to any Policy Loan Balance.

UNCLAIMED DEATH BENEFIT PROCEEDS

Every state has unclaimed property laws that generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation—including complete names and complete address—if and as they change.

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OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may be available to you. The following table(s) summarize information about those benefits. Information about the fees associated with each benefit included in the table(s) may be found in the FEE TABLE.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*

Accelerated Benefit Rider for Terminal Illness

This rider provides the ability to accelerate a portion of the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness.

Standard

Available for issue ages 0-80. We charge an administrative fee when this rider is exercised. The administrative fee will be deducted from the accelerated benefit. The amount available as a living benefit is no more than 50% of the total Specified Amount up to $500,000 payable under the Policy. We will treat the accelerated benefit plus accrued interest as a lien against the death benefit proceeds. Your death benefit and access to the Account Value will be reduced by the Lien Balance. We will charge interest on the Lien Balance. We will make only one accelerated benefit payment under this rider. No further changes to the Policy will be permitted without our consent.

Insurance Exchange Rider

This rider provides the right to exchange the Policy for a new policy on the life of a substitute Insured. This rider will transfer the Account Value of the original Policy and any Policy Loan Balance into the new policy.

Standard

Exercise of the right is subject to satisfactory evidence of insurability of the substitute Insured. Costs associated with the new policy will vary.

Exercise of this rider will result in a taxable exchange.

Available after issue with satisfactory evidence of insurability.

Paid-Up Insurance Benefit Endorsement	This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Loan Balance is large relative to your Account Value and Specified Amount.	Standard for Owners that select the guideline premium test ("GPT")

Available for Insured age 75 or older. The Policy must be in its 11th Policy year or later. The outstanding Policy Loan Balance must be more than 92.5%, but less than 96% of the Policy Value. For Owners that select the guideline premium test ("GPT"), the endorsement is "inherent" (i.e. added to all Policies). The endorsement is unavailable for Owners that select the cash value accumulation test ("CVAT"). The endorsement has no annual cost until the Owner elects the option.

Scheduled Increase Rider

This rider provides for automatic increases in the Specified Amount on each Annual Date, subject to the terms of the rider. The amount of the increase is specified in the rider. The Insured's rate class on the Issue Date of the rider will be the rate class of the scheduled increases.

Standard for Owners that select the guideline premium test ("GPT")

Available for Issue Age 0-60. You cannot add this rider if you have chosen the cash value accumulation test ("CVAT") as your tax qualification test. Amount of increase can be specified between 1-10%. Benefits increase each year (and up to) the annual Policy Date nearest the Insured’s 65th birthday, subject to a limit for total increases of two times the initial face amount.

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

Standard

You must request the DCA program. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA program transfers cannot begin before the end of a Policy's Right to Examine Transfer Date. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	The Fixed Account is excluded from this program. You must request the rebalancing program. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.
Policy Loans	You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy.	Standard

Any Policy Loan transaction will permanently affect your Account Value. We may require you to sign a Policy Loan agreement. The Policy must be assigned to us as security for the Policy Loan.

Interest accrues daily and becomes a part of the Policy Loan Balance.

There are limits on the amount you can borrow.

The death benefit will be reduced by the amount of any Policy Loan Balance on the date of the Insured's death.

We may defer making a Policy Loan from the Fixed Account for up to six months unless the Policy Loan is to pay premiums to us.

Accidental Death Benefit Rider	This rider provides an additional death benefit, payable if the Insured's death results from certain accidental causes within 120 days of the injury.	Optional

Available for Basic Insured ages 0 - 65. Available after issue with satisfactory evidence of insurability. Expires at age 70 or when base policy terminates. The minimum benefit amount is $25,000, the maximum benefit amount is based on Issue Age.

Children's Insurance Rider	This rider provides term life insurance protection, as defined in the Rider, for the Insured's children.	Optional	Available for Basic Insured ages 18-55. Eligible children include those at least 15 days old and no more than 18 years old. Available after issue for covered children with evidence of insurability.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Guaranteed Insurability Rider

This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. The option dates take place at the policy anniversary date nearest the Insured’s 25th, 28th, 31st, 34th, 37th, and 40th birthdays. This benefit may be exercised on the option dates even if the Insured is disabled.

Optional

Available for Basic Insured ages 0-37 on unrated policies only. Not available after issue. On any option date, the face amount can be increased anywhere from $25,000 to $50,000. The option period for an option date begins 60 days before and ends 31 days after that date.

Total Disability Benefit Rider	This rider provides that during periods of the Insured's total disability, as defined in the rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums.	Optional

Available for Issue Ages 0-55. Available after issue with satisfactory evidence of insurability. Terminates at the earliest of when the policy terminates, as shown on the policy schedule, or the owner provides Written Notice requesting termination of the rider.

Waiver of Monthly Deduction Rider	This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.	Optional	Available for Issue Ages 0-55. Available after initial policy issue with satisfactory evidence of insurability.

*	We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

The examples listed below are hypothetical assumptions and illustrations with the purpose of explaining the operation of the benefits. Actual results will vary.

Accelerated Benefit Rider for Terminal Illness (Standard)

We will pay an accelerated benefit if the Insured is terminally ill subject to the provisions of this rider. The accelerated benefit that you may receive is 50% of the eligible amount. The eligible amount includes the Specified Amount or face amount of the policy, any paid-up additions, and any term insurance rider on the same Insured as the policy. The eligible amount does not include accidental death benefit riders, any coverage that is within its two-year contestable period, nor any coverage within two years of its maturity or expiration date.

We will pay the accelerated benefit as a lump sum. We may make payments other than as a lump sum at your request subject to our approval. The accelerated benefit will first be used to repay any Policy Loan Balance. We will treat the accelerated benefit plus accrued interest as a lien against the death benefit proceeds. Your access to any Cash Surrender Value of this Policy through Policy Loans and partial withdrawals/Surrenders is limited to the excess of the Cash Surrender Value over the amount of the lien. We will reduce death benefit proceeds by the amount of the lien on the date of death.

Payment of an accelerated benefit is subject to the following conditions:

▪	The Insured must have a non-correctable medical condition that was first diagnosed while the Policy was in force.
▪	You must provide satisfactory proof that the expected remaining lifetime of the Insured is less than 12 months. This must include a written statement from the Insured's attending physician certifying the Insured's life expectancy and any other proof we may require. The physician must be a duly licensed physician who is licensed in the United States. The physician cannot be either you or the Insured, nor related to either you or the Insured. We reserve the right to obtain a second medical opinion at our expense.
▪	The Policy must be in force other than as extended term insurance, decreasing term or paid up term insurance.
▪	Any assignee or lienholder must release the assignment or existing lien.
▪	Any irrevocable Beneficiary must consent in writing to the accelerated benefit payment.
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▪	You must assign the Policy to us for an amount equal to the lien and accrued interest. No further changes to the Policy will be permitted without our consent.
▪	We must receive a written claim form that will be provided by us within 10 working days after you request it.
▪	The total accelerated benefit payments on the Insured from Policies with us and our affiliates will not exceed $500,000.
▪	This rider allows for the accelerated payment of death benefit proceeds, which would otherwise be payable to the Beneficiary of the Policy. You cannot be required to access and exhaust these benefits. Therefore, you are not eligible for this benefit if you are required by:
•	The law to use this benefit to meet the claims of creditors, whether in bankruptcy or otherwise; or
•	A government agency to use this benefit in order to apply for, obtain, or otherwise keep a government benefit or entitlement.

After payment of the accelerated benefit, we will pay the minimum premium necessary to keep the basic Policy and any attached riders in force. The total of any premiums paid by us will be assigned to us, made a part of the lien, and deducted from the death benefit proceeds.

We will charge interest on the lien. The interest accrues daily at the Policy Loan interest rate currently in effect. If no Policy Loan interest rate is stated, interest accrues daily at an effective annual interest rate of 8%.

The payment of any accelerated benefit under this rider is subject to the following:

(1)	We may charge an administrative fee not to exceed .5% of the accelerated benefit. This administrative fee will be deducted from the accelerated benefit.
(2)	We will make only one accelerated benefit payment under this rider.
(3)	After we pay the accelerated benefit, you may not surrender the Policy or terminate any rider coverage that was part of the eligible amount.

Example: An Insured is diagnosed with a terminal illness with a certified life expectancy of 12 months or less. This rider gives the Insured the right to accelerate the lesser of 50% or $500,000 of the Specified Amount which will be held as an interest-accruing lien against the remaining death benefit. If the client has a $1 million death benefit, they would be able to accelerate up to $500,000.

Insurance Exchange Rider (Standard)

If certain conditions are met, you may exchange this Policy for a new policy on the life of a substitute Insured.

In order for you to exchange this Policy for a new policy on the life of a substitute Insured, the following conditions must be met:

▪	This Policy and this rider must be in force.
▪	We must receive a written application for insurance in a form acceptable to us, signed by you and the substitute Insured.
▪	We must receive satisfactory proof of the insurability of the substitute Insured.
▪	You must have an insurable interest in the life of the substitute Insured.
▪	Any assignee, lienholder, and irrevocable Beneficiary must consent in writing to the exchange.

The following will apply to the new policy:

▪	The Specified Amount of the new policy may be no greater than the Specified Amount of this Policy.
▪	The Account Value of this Policy will be transferred to the new policy.
▪	Any Policy Loan Balance will be transferred to the new policy.
▪	We will waive any Surrender Charges on this Policy. If you exercise the free look privilege of the new policy, we will charge you the Surrender Charges of this Policy.
▪	The Policy Date of the new policy will be the first Monthly Date following satisfaction of the conditions stated above.
▪	The new policy may be any permanent plan issued by us on the Policy Date of the new policy.
▪	The incontestability and suicide provisions of the new policy will be measured from the Policy Date of this Policy.
▪	Insurance under this Policy will terminate on the Policy Date of the new policy.
▪	Any riders which are a part of this Policy will terminate when this Policy terminates. If available, riders may be added to the new policy only with evidence of insurability and our consent.

This rider will terminate;

▪	when the Policy terminates; or
▪	on the annual date nearest the Insured's 65th birthday.

Example: A Policy Owner has this rider attached to their Policy. The Policy Owner would like to exchange their Policy for a new policy on a separate Insured. The Policy Owner may then apply for a new policy and receive a new policy on a different Insured with sufficient evidence of insurability on the new Insured. The Specified Amount of the new policy can be no greater than the original Policy. The Account Value of the original Policy and any Policy Loan Balance will transfer to the new policy. This rider has no extra cost.

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Paid-Up Life Insurance Benefit Endorsement (Standard)

The benefit provided by this endorsement will keep your Policy from lapsing when you have a large outstanding Policy Loan Balance. When the conditions specified below are met, you may elect this benefit, which will provide paid-up life insurance. Once you have elected this benefit, your Policy will not lapse.

You may elect this benefit only if the following requirements are met:

▪	the Insured is age 75 or older; and,
▪	the Policy is in its 11th Policy year or later; and,
▪	the outstanding Policy Loan Balance is more than 92.5%, but less than 96% of the Policy Value. If the outstanding Policy Loan Balance is greater than 96% of your Policy Value, you can repay Policy Loan Balance to bring the balance within the range of 92.5% and 96% of your Policy Value; and
▪	the outstanding Policy Loan Balance is more than the Specified Amount; and
▪	The Internal Revenue Code Life Insurance Qualification Test chosen at policy issue was the guideline premium test ("GPT").

Electing this benefit will change your Policy as follows:

▪	We will deduct 3.5% of the Policy Value on the date you elect this benefit.
▪	After we take the 3.5% deduction, we will set the Specified Amount to 105% of the remaining Policy Value. No further changes in the Specified Amount will be allowed.
▪	We will set the death benefit option to Option A as described in your Policy. No further changes in the death benefit option will be allowed. The death benefit at any time after you elect the benefit will equal the greatest of:
•	the Specified Amount;
•	the Policy Value multiplied by the Corridor Factor as shown in your Policy;
•	the outstanding Policy Loan Balance multiplied by the Corridor Factor as shown in your Policy.
▪	The death benefit proceeds will equal the death benefit on the Insured’s date of death minus any outstanding Policy Loan Balance.
▪	Any riders attached to the Policy will terminate, and any charges or fees associated with the riders will cease.
▪	We will not accept any additional premiums.
▪	You may not take additional partial withdrawals and Policy Loans, except for automatic Policy Loans to cover loan interest not paid when due.
•	We will stop taking Monthly Deductions.
•	All amounts not allocated to the Loan Account must be allocated to the Fixed Account.

Electing the benefit provided by this endorsement may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Example: An Insured with attained age 80 is in their 20th Policy year. The Policy Loan Balance is between 92.5% and 96% of the Policy Value, and the Policy Value is greater than the Specified Amount. The Insured chooses to elect the Paid-Up Insurance Benefit Endorsement. A charge of 3.5% of the Policy Value is taken from the Policy, the Specified Amount is set to 105% of the remaining Policy Value. The Death Benefit Option is changed to Death Benefit Option A, no further premiums are accepted, all riders are terminated, monthly deductions cease, and no further changes to the Policy are allowed. Upon death, the Beneficiary receives the death benefit minus any outstanding Policy Loan Balance.

Scheduled Increase Rider for The Insured (Standard)

We will automatically increase the Specified Amount on annual dates as described in the following section. The amount of increase will be the scheduled increase amount shown on the Policy schedule.

Increases will take place on each annual date, subject to the following:

▪	no increase will be made after the annual date nearest the Insured's 65th birthday; and
▪	total increases may not exceed two times the initial Specified Amount.

The rate class applicable to each increase will be the rate class of the Insured on the effective date of this rider.

We will mail you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date.

This rider will terminate:

▪	when any increase is rejected; or
▪	when the Specified Amount is reduced; or
▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

Within five years after your rider terminates, you may put this rider back in force by Written Notice to us if:

▪	the Policy is in force; and
▪	you provide us with evidence of insurability.
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Example: The insured is issued a Policy, including the Scheduled Increase Rider, at age 45 with a Specified Amount of $250,000. The amount of the rider may be between 1% and 10% of the base specified amount and is $10,000 for this Policy. The Specified Amount is increased every Policy year automatically. After 10 increases, the Policy Owner chooses to reject the 11th increase. The rider is then terminated with an aggregate $350,000 death benefit assuming no other changes have been made to the Policy.

Dollar Cost Averaging Program (Standard)

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. For more information regarding Dollar Cost Averaging rules, see the SYSTEMATIC TRANSFER PROGRAMS – Dollar Cost Averaging Program under the GENERAL DESCRIPTION OF THE POLICY section.

Portfolio Rebalancing Program (Standard)

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs. For more information regarding Portfolio Rebalancing Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Portfolio Rebalancing Program under the GENERAL DESCRIPTION OF THE POLICY section.

Earnings Sweep Program (Standard)

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs. For more information regarding the Earnings Sweep Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Earnings Sweep Program under the GENERAL DESCRIPTION OF THE POLICY section.

Policy Loans (Standard)

You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy. Any Policy Loan transaction will permanently affect your Account Value. For additional information regarding Policy Loans, refer to the POLICY LOANS section.

Accidental Death Benefit Rider (Optional)

We will pay the benefit amount under this rider as soon as we receive satisfactory proof that the Insured's death:

▪	occurred within 120 days of the date of injury; and
▪	resulted from an injury which occurred while this rider was in force; and
▪	resulted from accidental bodily injury, directly and independently of all other causes. Except in the case of drowning or internal injuries revealed by an autopsy, the injury must be evidenced by a visible bruise or wound on the body.

If death results from the Insured's travel as a fare-paying passenger on a public conveyance operated by a licensed common carrier for passenger service, the benefit amount will be doubled.

The benefit will be paid to the designated Beneficiary, if any; otherwise to

▪	you, if living; otherwise to
▪	your estate.

The benefit amount under this rider will not be payable if the Insured's death results from, or is contributed to by, any of the following causes:

▪	suicide or attempted suicide, while sane or insane; or
▪	any intentionally self-inflicted injury; or
▪	any disease or infirmity of mind or body; or medical or surgical treatment; or
▪	an act of declared or undeclared war, whether or not the Insured is a member of any armed forces; or
▪	any unlawful participation in a riot; or
▪	an attempt to commit, or commission of, an assault or felony; or
▪	voluntary or involuntary inhalation of any kind of gas except while in performance of those duties considered within the scope of occupation or employment; or
▪	the voluntary taking of any drug unless taken as prescribed by a physician; or
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▪	riding in or descending from any kind of aircraft;
•	as a passenger in any aircraft operated by or for the armed forces; or
•	as a participant in a sporting event or hobby; or
•	as a pilot, crew member or participant in training. Crew member includes anyone who has duties at any time on the flight involving either the flight or the aircraft.

We have the right to examine the Insured's body and to have an autopsy performed, at our expense, unless prohibited by law.

This rider will terminate;

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

Example: A Policy Owner has this rider with a coverage amount of $50,000 attached to their Policy. The Insured then dies in an accident. The Beneficiary would then receive an additional $50,000 in excess of the death benefit provided by the base Policy.

Children's Insurance Rider (Optional)

This rider insures each child of the Insured if the child is:

▪	named in the application for this rider; or
▪	born after the date of the application; or
▪	adopted by the Insured after the date of the application and before the child’s 18th birthday.

This rider does not insure any child less than 15 days old nor after the child’s 25th birthday.

We will pay the benefit amount under this rider as soon as we receive satisfactory proof that an insured child died while this rider is in force. Unless otherwise provided, the benefit will be paid to:

▪	the Insured, if living; otherwise
▪	the Insured’s spouse, if any; otherwise
▪	the estate of the deceased.

If the Insured dies (except by suicide within two years of the effective date of this rider), existing insurance on each insured child will be continued at no cost until the child’s 25th birthday. Conversion will be allowed as provided by this rider. If the Insured commits suicide during the first two years of the Policy, there is a 31-day period for conversion for each insured child.

You may convert the insurance on each insured child, without evidence of insurability, no later than 31 days after the insured child’s 25th birthday. The face amount of the new policy must be at least $25,000. You must give us Written Notice. Before the insured child’s 25th birthday, the face amount of the new policy may not exceed the benefit amount of the rider on the date of conversion. On or after the insured child’s 25th birthday, the face amount of the new policy may not exceed five times the benefit amount of the rider on the date of conversion.

The new policy may be any permanent plan issued by us on the date of conversion. The date of conversion will be the Monthly Date following Written Notice to us. The Policy Date of the new policy will be the date of conversion. Insurance under this rider on that insured child will terminate on the date of conversion. The incontestability and suicide provisions of the new policy shall be measured from the effective date of this rider up to the benefit amount of this rider on the date of conversion. For any additional face amount, the incontestability and suicide provisions will run from the effective date of the new policy.

In the absence of fraud, we will not contest this rider with respect to each insured child after the benefit amount on that child has been in force during that child’s life for two years. Our total liability will be to return the monthly rider charges paid while the insurance on that child’s life was in force. We will not contest any increased benefit amount later than two years after its effective date. Our total liability for that increase will be to return the monthly rider charges for that increase paid while the increase was in force for that child. If this rider is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement.

If any insured child under this rider commits suicide (while sane or insane) within two years after the date that child’s insurance starts, our total liability will be to return the monthly rider charges paid while the insurance on that child was in force. If any insured child under this rider commits suicide (while sane or insane) within two years after the effective date for an increase in the benefit amount, our total liability for that increase will be to return the monthly rider charges paid while the increase was in force for that child.

This rider will terminate:

▪	when the Policy terminates for any reason other than the death of the Insured; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.
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You may put this rider back in force by Written Notice to us if:

▪	the Policy is in force;
▪	you provide us with evidence of insurability on each insured child within five years after the rider terminated; and
▪	enough premium is paid to keep this rider in force for three months.

Example: A Policy Owner has this rider attached to their Policy covering their 10-year-old child for an amount of $25,000. That child then dies. A $25,000 death benefit would be paid for the death of the child. This rider is no longer in force after the child’s 25th birthday.

Guaranteed Insurability Rider (Optional)

On each option date while this rider is in force, you may increase the Specified Amount by the benefit amount of this rider shown on the Policy schedule. No evidence of insurability will be required. The option dates will be the annual dates nearest the Insured's 25th, 28th, 31st, 34th, 37th and 40th birthdays.

You may elect to advance the next option date when one of these events happen:

▪	the date of the Insured's marriage; or
▪	the date of the live birth of a child of the Insured's marriage; or
▪	the date of legal adoption by the Insured of a child under 18 years of age.

The date the increase in coverage will take effect will be the third Monthly Date after the event. If more than one child is born or adopted on the same date, an option date will be advanced with respect to each child. An advanced option date will replace the next regular option date. At no time may the total number of options that are elected be more than the number of option dates that occur after the effective date of this rider.

You may increase the monthly total disability benefit that is provided by this Policy, if any, on an option date in the same proportion as the Specified Amount increase that is elected under this rider.

If on an option date, premiums are being credited under the terms of a Total Disability Benefit Rider, we will automatically increase the Specified Amount of insurance for the Insured by the benefit amount of this rider. We will also increase the monthly total disability benefit in the same proportion.

You may increase the accidental death benefit that is provided by this Policy, if any, on an option date in the same proportion as the Specified Amount increase elected under this rider, provided that the total amount of accidental death benefit for all Policies issued by us on the Insured's life does not exceed $150,000.

The option period for an option date begins 60 days before and ends 31 days after that date. The option period for an option date that has been advanced begins on the date of any occasion as stated above and ends 91 days after that date.

We will provide free term insurance on the life of the Insured for the option period of an available option date caused by marriage, birth, or adoption of a child. The insurance is not payable if the Insured dies by suicide, while sane or insane. The amount will be equal to the option amount. This insurance will expire on the day before the third Monthly Date after the marriage, birth or adoption.

If the Specified Amount is reduced below the benefit amount of this rider, the benefit amount will be changed to the reduced Specified Amount. The monthly cost for this rider will also be reduced.

This rider will terminate:

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule.

Within five years after your rider terminates, you may put this rider back in force by Written Notice to us if:

▪	the Policy is in force; and
▪	you provide us with evidence of insurability; and
▪	enough premium is paid to keep this rider in force for three months.

Example: A man (aged 32) is issued a new policy with the inclusion of this rider. Due to the policy being issued at age 32, he has three possible option dates to increase the Specified Amount of the Policy without submitting proof of insurability. At the policy anniversary nearest his 37th birthday, which is the second option date, he elects to increase the Policy’s Specified Amount by the minimum $25,000 at a cost based on the Insured’s rate class as of the Policy Date and the issue age as applicable at the time of increase. The aggregate policy Specified Amount is now $25,000 higher than it was previously. In this example the Insured chooses not to further increase the Specified Amount on the remaining option date.

Total Disability Benefit Rider (Optional)

The disability benefit that is provided by this rider is not a "waiver of premium" benefit. The benefit amount will be credited to the Policy as premiums paid during continued covered disability. On any Monthly Date during continued covered disability, the benefit that is paid may result in Cash Surrender Value increases or reductions, and additional

Ameritas Performance II VUL	36

premium payments may be required to keep the Policy in force. Policy continuation to the Insured's death is not guaranteed.

We will credit, as premium to the Policy, the monthly total disability benefit stated on the Policy schedule. This will be credited upon receipt of satisfactory proof that:

▪	the Insured is totally disabled; and
▪	total disability began while this rider was in force; and
▪	total disability has continued for six consecutive months.

The benefit will begin on the Monthly Date after the start of the six-month period. If total disability begins:

▪	Before age 60: the benefit will be credited during that disability.
▪	On or after age 60, but before age 63: the benefit will be credited only before age 65 while that disability continues.
▪	On or after age 63, but before age 65: the benefit will be credited only during the two-year period after that disability begins and while it continues.

As used in this rider, "age 60," "age 63," and "age 65" mean the annual date that is nearest the Insured’s 60th, 63rd and 65th birthdays, respectively.

Total disability is a disability which:

▪	results from bodily injury or disease; and
▪	lasts for at least six months; and
▪	begins before age 65; and
▪	continuously prevents the Insured from being able to engage in an occupation for pay or profit. During the first 24 months of total disability, "an occupation" means the regular occupation of the Insured at the time that disability began. After the first 24 months of total disability, "an occupation" means any occupation for which the Insured is or becomes reasonably suited by education, training or experience. "Occupation for pay or profit" includes being a full-time student or a homemaker, if that was the Insured’s regular occupation at the time that the disability began.

Total disability is also the total and irrevocable loss, by the Insured, of:

▪	the sight of both eyes; or
▪	the use of both hands; or
▪	the use of both feet; or
▪	the use of one hand and one foot.

Written Notice and satisfactory proof of the Insured’s total disability must be given to us:

▪	during the life of the Insured; and
▪	during the period of total disability; and
▪	within one year after the beginning of the total disability.

Failure to give Written Notice and satisfactory proof within the time required will not invalidate a claim if the Written Notice and satisfactory proof were given as soon as was reasonably possible; however, no amount due more than one year prior to receipt of satisfactory proof by us will be paid.

Satisfactory Proof of continuance of total disability must be given to us as often as we reasonably require. After the first two years of continuous total disability, satisfactory proof will not be required more than once a year. Examination of the Insured at our expense by physicians approved by us may be required as part of any proof. If proof is not given to us when required, no further benefit will be paid.

No benefit will be paid if disability results from, or is contributed to by:

▪	intentionally self-inflicted injury; or
▪	an act of declared or undeclared war while the Insured is a member of any armed forces.

This rider will terminate:

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule. However, this termination will not affect an eligible claim for disability that occurred before age 65.

Example: The owner of a Policy with this rider suffers a covered disability at age 45. The monthly benefit amount of this rider is $100. After six months of disability, the Policy Owner will receive $100 monthly as premium credited to the Policy. The Insured then recovers at age 48, and payments under this rider cease.

Waiver of Monthly Deduction Rider (Optional)

We will waive the Monthly Deduction for the Policy and riders stated on the Policy schedule, upon receipt of satisfactory proof that:

▪	the Insured is totally disabled; and
▪	total disability began while this rider was in force; and
▪	total disability has continued for six consecutive months.
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The benefit will begin on the Monthly Date after the start of the six-month period. If total disability begins:

▪	Before age 60: the benefit will be credited during that disability.
▪	On or after age 60, but before age 63: the benefit will be credited only before age 65 while that disability continues.
▪	On or after age 63, but before age 65: the benefit will be credited only during the two-year period after that disability begins and while it continues.

As used in this rider, "age 60," "age 63," and "age 65" mean the annual date that is nearest the Insured's 60th, 63rd and 65th birthdays, respectively.

Total disability is a disability which

▪	results from bodily injury or disease; and
▪	lasts for at least six months; and
▪	begins before age 65; and
▪	continuously prevents the Insured from being able to engage in an occupation for pay or profit. During the first 24 months of total disability, "an occupation" means the regular occupation of the Insured at the time that total disability began. After the first 24 months of total disability, "an occupation" means any occupation for which the Insured is or becomes reasonably suited by education, training or experience. "Occupation for pay or profit" includes being a full-time student or a homemaker, if that was the Insured's regular occupation at the time that the total disability began.

Total disability is also the total and irrevocable loss, by the Insured, of:

▪	the sight of both eyes; or
▪	the use of both hands; or
▪	the use of both feet; or
▪	the use of one hand and one foot.

Written Notice and satisfactory proof of the Insured's total disability must be given to us:

▪	during the life of the Insured; and
▪	during the period of total disability; and
▪	within one year after the beginning of the total disability.

Failure to give Written Notice and satisfactory proof within the time required will not invalidate a claim if the Written Notice and satisfactory proof were given as soon as was reasonably possible; however, no amount due more than one year prior to receipt of satisfactory proof by us will be paid.

Satisfactory proof of continuance of total disability must be given to us as often as we reasonably require. After the first two years of continuous total disability, satisfactory proof will not be required more than once a year. Examination of the Insured at our expense by physicians approved by us may be required as a part of any satisfactory proof. If satisfactory proof is not given to us when required, no further Monthly Deductions will be waived.

No benefit will be paid if disability results from or is contributed to by:

▪	intentionally self-inflicted injury; or
▪	an act of declared or undeclared war while the Insured is a member of any armed forces.

This rider will terminate:

▪	when the Policy terminates; or
▪	on the first Monthly Date after you give us Written Notice; or
▪	on the expiry date shown on the Policy schedule. However, this termination will not affect an eligible claim for disability that occurred before age 65.

Example: The owner of a Policy with this rider suffers a covered disability at age 45. After six months of disability, all monthly deductions from the Policy will be waived. The Insured then recovers at age 48, and monthly deductions under the Policy are resumed.

SURRENDERS AND WITHDRAWALS

Cash SURRENDER

While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full Surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Cash Surrender Rules

▪	We will accept a full Surrender request signed by you on our form of Written Notice by mail or fax. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

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▪	Any Cash Surrender Value available under the Policy at any time other than on a Policy Anniversary, shall be calculated with allowance for lapse of time from the last preceding anniversary.
▪	The applicable Surrender Charge is described in your Policy and the FEE TABLE section of this prospectus.
▪	We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

Partial Withdrawal

While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

We may deduct a partial withdrawal fee, which will not exceed the maximum partial withdrawal fee of $50.

If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any charge.

If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

If Death Benefit Option C (described above) is in effect and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

Partial Withdrawal Rules

▪	We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or fax.
▪	The applicable partial withdrawal charge is stated in the CHARGES section of this prospectus.
•	The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
▪	A partial withdrawal is irrevocable.
▪	For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
▪	Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. You may tell us how to allocate the partial withdrawal among the Investment Options, provided that the remaining Account Value in each Subaccount is not less than $100, if you do not tell us, we will deduct it Pro-Rata.
▪	Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
▪	We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
▪	Partial withdrawals may change the Minimum No-Lapse Premium requirements. You may request a new illustration of Account Value from us to demonstrate these changes.
▪	Depending upon the circumstances, a partial withdrawal may have tax consequences.

Delay of Payments or Transfers

We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:

▪	the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
▪	the SEC permits delay for the protection of security holders; or
▪	an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Subaccounts.

The applicable rules of the SEC will govern as to whether these conditions exist.

We may defer payments of a Policy Loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

For information regarding your "right to examine" and "free look," see "Right to Examine" Period under the PREMIUMS section and STATE VARIATIONS under the General Description of the Policy section.

POLICY LOANS

You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy. Any Policy Loan transaction will permanently affect your Account Value. We may require you to sign a Policy Loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a Policy Loan might affect your Account Value, Cash Surrender Value and death benefit.

Surrender or lapse of a Policy while a Policy Loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

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The following chart applies to Policies dated prior to January 1, 2022.

Amount You Can Borrow	Policy Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  Policy Loan interest on Policy Loan Balance including the requested Policy Loan to the next Annual Date; minus

▪  the sum of the next three Monthly Deductions.

Standard Policy Loan Interest Rate. Current net annual Policy Loan interest rate of 1.0%: we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the Loan Account.
Amount You Can Borrow	Policy Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Loan Balance may qualify for the preferred Policy Loan interest rate. The portion eligible for the preferred loan interest rate is:

▪  the Account Value; plus

▪  the sum of partial withdrawals taken, minus

▪  the sum of premiums paid.

Preferred Policy Loan Interest Rate. Current net annual Policy Loan interest rate of 0.0%: we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the Loan Account.

The following chart applies to Policies dated on or after January 1, 2022.

Amount You Can Borrow	Policy Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  Policy Loan interest on Policy Loan Balance including the requested loan to the next Annual Date; minus

▪  the sum of the next three Monthly Deductions.

Standard Policy Loan Interest Rate. Current net annual Policy Loan interest rate of 1.0% (guaranteed not to exceed 3%): we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% (guaranteed to be at least 1.0%) to any amounts in the Loan Account.
Amount You Can Borrow	Policy Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Loan Balance may qualify for the preferred loan interest rate. The portion eligible for the preferred Policy Loan interest rate is:

▪  the Account Value; plus

▪  the sum of partial withdrawals taken, minus

▪  the sum of premiums paid.

Preferred Policy Loan Interest Rate. Current net annual Policy Loan interest rate of 0.0% (guaranteed not to exceed 2.5%): we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% (guaranteed to be at least 1.0%) to any amounts in the Loan Account.

Policy Loan Rules

▪	The Policy must be assigned to us as security for the Policy Loan.
▪	We will accept a Policy Loan request signed by you on our form of Written Notice by mail or fax. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
▪	Interest accrues daily and becomes a part of the Policy Loan Balance. Policy Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid Policy Loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct Policy Loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
▪	If the Policy Loan Balance exceeds Account Value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
▪	You may repay the Policy Loan Balance in full or in part any time while the Policy is in force. We will deduct the amount of the Policy Loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a Policy Loan repayment; otherwise, we will treat any unspecified payment as premium. Policy Loan repayments will not incur a maximum sales charge imposed on premiums (load).
▪	The death benefit will be reduced by the amount of any Policy Loan Balance on the date of the Insured's death.
▪	We may defer making a Policy Loan from the Fixed Account for up to six months unless the Policy Loan is to pay premiums to us.

A Policy Loan Balance, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive the potentially higher current interest rate credited to the Fixed Account.

Ameritas Performance II VUL	40

LAPSE AND REINSTATEMENT

Lapse and Grace Period

Minimum No-Lapse Period

Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Policy Loans and Other Distributions.

This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges. However, we guarantee the Policy will remain in force for the period shown in your Policy's schedule page so long as the premium paid, less partial withdrawals and Policy Loan Balance, equals or exceeds the sum of the monthly Minimum No-Lapse Premiums from the Policy Date to the most recent Monthly Date. Your minimum no-lapse period and Minimum No-Lapse Premium are shown in your Policy schedule. Your Policy Value at the end of the minimum no-lapse period may be insufficient to keep the Policy in force unless an additional payment is made at that time.

Grace Period

If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. A death benefit will not be paid if the Policy has lapsed. If the Insured dies during the grace period, we will pay the death benefit proceeds.

Reinstatement

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:

▪	Written application signed by you and the Insured;
▪	Evidence of the Insured's insurability satisfactory to us, and the insurability of any Insured covered under an optional benefit rider;
▪	Premium at least equal to (a + b + c - d) divided by (e) where:

(a) is the sum of all due and unpaid Monthly Deductions during the grace period;

(b) is the sum of Monthly Deductions for three months from the date of reinstatement;

(c) is the Surrender Charge on the date of reinstatement;

(d) is the Account Value at the beginning of the grace period; and

(e) is one minus the premium charge.

▪	Repayment or reinstatement of any outstanding Policy Loan Balance.

The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period. The Surrender Charge at reinstatement will be based on the original Policy Date and the dates of any increases in Specified Amount as if the Policy had never terminated.

The Policy cannot be reinstated once it has been fully Surrendered.

TAXES

The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

Life Insurance Qualification; Tax Treatment of Death Benefit

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

Ameritas Performance II VUL	41

Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

▪	you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
▪	the death benefit generally should be fully excludable from the Beneficiary's gross income; however, special rules apply to employer owned life insurance or if the policy is transferred for value, particularly in a reportable policy sale. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Policy Loans and Other Distributions below). The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose not to make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

Special Considerations for Corporations and Employers

Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a Beneficiary of the Policy. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should observe the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits and consult a tax adviser regarding filing IRS Form 8925.

Tax Treatment of Policy Loans and Other Distributions

Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Loan Balance exceeds the total cost basis in the Policy, the excess generally will be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means: • the total of any premium payments or other consideration paid for the Policy, minus • any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

▪	All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the excess (if any) of the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
▪	Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
Ameritas Performance II VUL	42

▪	A 10% additional income tax is imposed on the portion of any distribution, loan, or assignment of the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59½, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

Distributions (including upon Surrender and partial withdrawals) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

Other Policy Owner Tax Matters

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy Loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or Beneficiary.

Interest paid on Policy Loans generally is not tax deductible.

Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstances.

Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. For variable life policies to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered owned by the insurance company and not by the Policy Owner. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

The application of the investor control doctrine is subject to some uncertainty. The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in future regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Ameritas Performance II VUL	43

Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy when used in a plan or arrangement that under the Treasury Regulations would be considered a tax shelter.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

FINANCIAL STATEMENTS

Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

DISTRIBUTION OF THE POLICY

We pay commissions for the sale of the Policies. Our underwriter and affiliate, Ameritas Investment Company, LLC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. Because representatives of Distributors are also insurance agents for other Ameritas Life Insurance Corp. products, as well as for Ameritas Life Insurance Corp. of New York ("Ameritas companies"), they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Ameritas companies offer. These programs may include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help representatives qualify for such benefits. Representatives may receive other payments from Ameritas companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's representatives who meet certain Ameritas companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

Ameritas Performance II VUL	44

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the portfolio companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2	1.07%	17.43%	10.32%	8.19%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Capital Appreciation Portfolio, Class I-2	0.95%	43.13%	15.43%	12.54%
	Fred Alger Management, LLC
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 2	0.82%*	15.99%	8.64%	4.69%
	Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I	0.65%	16.82%	10.27%	7.46%
	Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I (named Calvert VP EAFE International Index Portfolio, Class I prior to 5/1/24)	0.48%*	17.77%	7.82%	3.81%
	Calvert Research and Management
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	CVT Investment Grade Bond Index Portfolio, Class I (named Calvert VP Investment Grade Bond Index Portfolio, Class I prior to 5/1/24)	0.32%*	5.47%	1.06%	1.68%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio, Class I (named Calvert VP Nasdaq 100 Index Portfolio, Class I prior to 5/1/24)	0.48%*	54.40%	22.09%	17.29%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I (named Calvert VP Russell 2000 Small Cap Index Portfolio, Class I prior to 5/1/24)	0.39%*	16.60%	9.69%	6.77%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio (named Calvert VP S&P 500 Index Portfolio prior to 5/1/24)	0.28%*	25.92%	15.38%	11.68%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P MidCap 400 Index. [2]	CVT S&P MidCap 400 Index Portfolio, Class I (named Calvert VP S&P MidCap 400 Index Portfolio, Class I prior to 5/1/24)	0.33%*	16.12%	12.28%	8.90%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F (named Calvert VP Volatility Managed Growth Portfolio, Class F prior to 5/1/24)	0.91%*	15.65%	6.78%	4.91%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F (named Calvert VP Volatility Managed Moderate Growth Portfolio, Class F prior to 5/1/24)	0.89%*	13.79%	6.33%	4.95%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC

Ameritas Performance II VUL	45

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Current income.	CVT Volatility Managed Moderate Portfolio, Class F (named Calvert VP Volatility Managed Moderate Portfolio, Class F prior to 5/1/24)	0.87%*	11.92%	5.43%	4.51%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Long-term growth of capital.	DWS Capital Growth VIP, Class A	0.49%	38.57%	17.58%	13.58%
	DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Growth VIP, Class A	0.82%*	16.04%	7.62%	4.47%
	DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A	0.81%*	14.95%	8.77%	5.51%
	DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3]	0.56%	33.45%	16.65%	11.61%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3]	0.47%	10.65%	12.30%	8.58%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4]	0.27%	4.89%	1.72%	1.11%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3]	0.77%**	10.48%	3.87%	3.40%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3]	0.38%	6.20%	1.97%	2.33%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3]	0.57%	15.08%	12.45%	8.12%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3]	0.73%	20.55%	9.99%	4.91%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3]	0.65%	9.41%	3.73%	3.36%
	Fidelity Management & Research Company LLC /
	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2	0.71%*	8.62%	6.98%	5.01%
	Franklin Advisers, Inc.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2	0.75%*	2.88%	-2.13%	-0.66%
	Franklin Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I	0.90%	18.15%	8.42%	4.33%
	Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Global Fund, Series I	0.82%	34.73%	12.30%	8.47%
	Invesco Advisers, Inc.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I	1.02%	9.05%	2.11%	3.10%
	Invesco Advisers, Inc. /
	Invesco Asset Management Limited

Ameritas Performance II VUL	46

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund, Series I	0.95%	16.57%	12.44%	6.55%
	Invesco Advisers, Inc.
Capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund, Standard Class II (American Century VP Disciplined Core Value Fund, Class I prior to reorganization 4/26/24)	0.71%*	8.65%	10.19%	8.19%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II (American Century VP Mid Cap Value Fund, Class I prior to reorganization 4/26/24)	0.86%*	6.13%	11.05%	8.77%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
To seek to provide total return through a combination of capital appreciation and current income.	Macquarie VIP Balanced Series, Service Class (named Delaware Ivy VIP Balanced, Class II prior to 5/1/24)	1.03%*	16.09%	9.49%	6.37%
	Delaware Management Company /
	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
To seek to provide growth of capital.	Macquarie VIP Science and Technology Series, Service Class (named Delaware Ivy VIP Science and Technology, Class II prior to 5/1/24)	1.15%	39.05%	17.17%	10.87%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class	0.91%*	11.46%	6.41%	6.55%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class	0.89%*	13.01%	8.49%	4.15%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Total Return Series, Initial Class	0.61%*	10.44%	8.54%	6.53%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class	0.79%*	-2.11%	8.31%	6.39%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Value Series, Initial Class	0.69%*	7.93%	11.34%	8.52%
	Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I	1.25%	11.97%	3.41%	1.84%
	Morgan Stanley Investment Management Inc. /
	Morgan Stanley Investment Management Company
Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	0.80%*	14.52%	2.92%	4.52%
	Morgan Stanley Investment Management Inc.
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II	0.78%*	12.82%	6.68%	4.99%
	ALPS Advisors, Inc. /
	Morningstar Investment Management LLC
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II	0.78%	15.27%	8.64%	6.20%
	ALPS Advisors, Inc. /
	Morningstar Investment Management LLC
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II	0.78%*	10.59%	4.74%	3.67%
	ALPS Advisors, Inc. /
	Morningstar Investment Management LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	1.02%	11.00%	8.63%	6.13%
	Neuberger Berman Investment Advisers LLC

Ameritas Performance II VUL	47

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	0.90%	26.90%	13.97%	9.99%
	Neuberger Berman Investment Advisers LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class	0.69%	4.97%	0.99%	0.92%
	Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class	0.94%	3.57%	3.05%	2.15%
	Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class	0.75%	5.93%	1.08%	1.71%
	Pacific Investment Management Company LLC
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II	1.00%*	48.96%	13.22%	12.03%
	T. Rowe Price Associates, Inc.
Seeks a high level of dividend income and long-term capital growth primarily through investments in stock.	T. Rowe Price Equity Income Portfolio-II	0.99%	9.31%	10.92%	7.57%
	T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio	1.30%*	20.81%	13.45%	6.14%
	Third Avenue Management LLC

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2023, reflect temporary fee reductions under such an arrangement.
**	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.66%.
1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

ILLUSTRATIONS

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, based upon your specific situation. You may annually request, without charge, an illustration from us. We may charge a reasonable fee, not to exceed the maximum shown on the Policy schedule page, for additional illustrations requested in the same Policy year.

STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Separate Account, us, and the Policy. You may obtain a copy without charge, request other information about the Policy, and make investor inquiries by calling our toll-free telephone number 800-745-1112.

Ameritas Performance II VUL	48

REPORTS TO YOU

We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Loan Balance. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Loans, Subaccount transfers, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Separate Account are available on the SEC's website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is 800-289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

about the Policy described in this prospectus, or wish to request a Statement of Additional Information,

contact your sales representative, email,

write or telephone us at the following:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritas.com

Email: clientservices@ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

© 2024 Ameritas Life Insurance Corp.	SEC Registration # 811-04473
Class /Contract # C000216331
File # 333-233986

Ameritas Performance II VUL	49

Statement of Additional Information: May 1, 2024
to accompany Policy Prospectuses listed below.

Variable Life Insurance Policies:
Overture Life SPVUL	Corporate Benefit VUL
Univar	Overture Ovation!
Overture Applause!	Overture Viva!
Overture Applause! II	Protector hVUL
Overture Encore!	Excel Performance VUL
Overture Bravo!	Ameritas Performance II VUL
offered through
Ameritas Variable Separate Account V

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1

SERVICES	2
UNDERWRITER
DISTRIBUTION OF THE POLICY

MORE INFORMATION ON CHARGES	3

DISTRIBUTION OF MATERIALS	4
ADVERTISING
PERFORMANCE DATA

LICENSING AGREEMENT	5
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at ameritas.com/prospectuses or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account V (referred to as the "Separate Account" or the "Registrant") is a separate investment account of Ameritas Life Insurance Corp. ("We, us, our, Ameritas Life, Depositor"). We are engaged in the business of issuing life insurance, annuities, individual disability income insurance, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registrant is a segregated asset account of Ameritas Life established to receive and invest your Premiums. Ameritas Life established the Separate Account on August 28, 1985 under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Ameritas Variable Separate Account V	SAI: 1	Statement of Additional Information

SERVICES

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On October 1, 2021, Ameritas Life entered into a Fourth Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC, Variable Contract Agency, LLC, Ameritas Advisory Services, LLC, Select Benefits Group, LLC dba Dental Select and Ameritas Bluestar Retirement Services, LLC. At the time of the Agreement, all parties to the Agreement were wholly owned subsidiaries of AHC or Ameritas Life. Ameritas Bluestar Retirement Services, LLC and Select Benefits Group, LLC dba Dental Select have since been dissolved. Ameritas Life made no payments for administrative services provided by affiliated companies in 2021, 2022, or 2023.

Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

Ameritas Performance II VUL Policies are offered continuously and are distributed by Ameritas Investment Company, LLC, ("AIC" or “Underwriter”), a wholly owned subsidiary of ours, 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which served as underwriter until its conversion to a limited liability company in January, 2020). Other Policies listed above, and offered through the Separate Account, are no longer offered for new sales. AIC enters into contracts with various broker-dealers ("Distributors") to distribute policies.

YEAR:	2021	2022	2023
Variable life insurance commission the Depositor paid to the Underwriter that was paid to other broker-dealers and representatives (not kept by the Underwriter.)	$2,634,138	$2,352,062	$2,005,378
Variable life insurance compensation earned and kept by the Underwriter.	$0	$0	$0
Fees the Depositor paid to the Underwriter for variable life insurance Principal Underwriter services.	$403,921	$744,850	$670,831

DISTRIBUTION OF THE POLICY

We pay commissions for the sale of the Policies. Our Underwriter and affiliate, AIC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. Because representatives of Distributors are also insurance agents for other Ameritas Life products, as well as for Ameritas Life Insurance Corp. of New York (collectively "Ameritas companies"), they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Ameritas companies offer. These programs may include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help representatives qualify for such benefits. Representatives may receive other payments from Ameritas companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's representatives who meet certain Ameritas companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

Distribution Compensation for Currently Sold Products

Ameritas Performance II VUL: We pay commissions for the sale of the Policies. The maximum commissions payable are: 120% of premiums up to the target premium and 4.80% of premiums above that amount paid in the first Policy Year; 6.27% of premium paid in Policy Years 2 through 10; and 2.28% of premium paid thereafter as a service fee. For an increase in specified amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.20% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Ameritas Variable Separate Account V	SAI: 2	Statement of Additional Information

Distribution Compensation for Products No Longer Being Sold

Excel Performance VUL: If the Accounting Benefit Rider ("ABR") is not selected, the maximum commissions payable are: 105% of premiums up to the target premium and 4% of premiums above that amount paid in the first Policy Year; 4% of premium paid in Policy Years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, the maximum commissions payable are: 105% of first-year premium allocated to the base Policy up to the base Policy target premium; 35% of first-year premium allocated to the ABR up to the ABR target premium; 4% of first-year premium in excess of the sum of the base and ABR target premiums; 25% of premium allocated to the ABR up to the ABR target premium in each of Policy Years 2 through 5; 4% of premium on any additional premium paid in each of Policy Years 2 through 5; 4% of premium paid in Policy Years 6 through 10; and 2% of premium paid thereafter as a service fee. The Supplemental Coverage Rider ("SCR") does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.25% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors.

Overture Applause!, Overture Applause! II, and Overture Encore!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium.

For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Life SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.

Overture Viva!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.

Overture Bravo!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Ovation!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the accumulation value beginning in the eighth Policy Year.

Protector hVUL: Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.

MORE INFORMATION ON CHARGES

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

Ameritas Variable Separate Account V	SAI: 3	Statement of Additional Information

Underwriting Procedure

The Policy’s cost of insurance depends upon the insured’s gender, issue age, risk class, specified amount, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For Ameritas Performance II VUL, guaranteed cost of insurance rates are based on the gender-distinct 2017 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. Attained ages 18 and greater will follow smoker-distinct rates while attained ages 0-17 will follow composite rates. For the Excel Performance VUL and Protector hVUL, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other Policies, the guaranteed cost of insurance rates are based on the insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

Actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

ADVERTISING

From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, gender and risk class of the insured, and other Policy-specific assumptions.

We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

PERFORMANCE DATA

From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment options, limitations and risks.

Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisers have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy’s transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio’s expenses.

For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Ameritas Variable Separate Account V	SAI: 4	Statement of Additional Information

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2023 and 2022, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2023 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account V as of December 31, 2023, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1100 Capitol Avenue, Suite 300, Omaha, NE 68102.

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account V	SAI: 5	Statement of Additional Information

AMERITAS VARIABLE SEPARATE ACCOUNT V

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023

AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account V

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account V (the “Account”) listed in Note 1 as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2024

We have served as the Account’s auditor since 1986.

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FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
980,712.757 shares at $24.85 per share (cost $22,213,265)	$24,370,712
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
12,512.934 shares at $24.65 per share (cost $282,331)	308,444
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
525,592.790 shares at $93.10 per share (cost $33,386,928)	48,932,689
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
12,452.619 shares at $92.36 per share (cost $808,215)	1,150,124
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
2,393,736.067 shares at $4.60 per share (cost $12,755,003)	11,011,186
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
29,204.073 shares at $4.56 per share (cost $156,460)	133,171
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
405,291.597 shares at $25.82 per share (cost $8,332,970)	10,464,629
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
4,186.496 shares at $25.68 per share (cost $87,653)	107,509
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
618,936.716 shares at $15.64 per share (cost $9,493,117)	9,680,170
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
2,717.045 shares at $15.47 per share (cost $41,768)	42,033
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
973,326.848 shares at $11.17 per share (cost $12,358,294)	10,872,061
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
760,947.867 shares at $48.63 per share (cost $25,412,811)	37,004,895
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
26,881.135 shares at $48.30 per share (cost $926,310)	1,298,359
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
91,168.710 shares at $21.41 per share (cost $1,546,732)	1,951,922
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
13,465.625 shares at $21.19 per share (cost $235,823)	285,337
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
70,462.658 shares at $36.44 per share (cost $2,400,042)	2,567,659
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
8,026.755 shares at $10.48 per share (cost $89,700)	84,120
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
9,747,075.220 shares at $1.00 per share (cost $9,747,075)	9,747,075
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
341,816.189 shares at $18.93 per share (cost $4,972,279)	6,470,580

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

The Alger Portfolios (Alger), continued:
Alger Capital Appreciation Portfolio, Class I-2 (Capital App) -
65,427.780 shares at $78.22 per share (cost $5,126,429)	$5,117,761
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
276,690.599 shares at $32.25 per share (cost $8,023,281)	8,923,272
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
387,914.886 shares at $12.94 per share (cost $6,578,952)	5,019,619
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
35,328.412 shares at $23.26 per share (cost $802,803)	821,739
MFS(R) Value Series Portfolio, Initial Class (Value) -
57,177.997 shares at $21.27 per share (cost $1,185,419)	1,216,176
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
190,948.266 shares at $8.37 per share (cost $1,852,179)	1,598,237
MFS(R) Research International Portfolio, Initial Class (Research) -
392,164.600 shares at $16.88 per share (cost $6,191,566)	6,619,738
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate) -
631.055 shares at $13.08 per share (cost $8,476)	8,254
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
718,570.680 shares at $12.90 per share (cost $10,158,535)	9,269,562
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
163,173.146 shares at $8.57 per share (cost $1,616,477)	1,398,394
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
816,664.413 shares at $14.54 per share (cost $13,726,553)	11,874,301
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
649,932.391 shares at $2.370 per share (cost $1,433,974)	1,540,340
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
18,006.468 shares at $25.47 per share (cost $510,459)	458,625
American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
1,873,840.420 shares at $7.67 per share (cost $16,125,277)	14,372,356
American Century VP Value Fund Portfolio, Class I (Value) -
4,363.485 shares at $12.19 per share (cost $38,257)	53,191
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
448,713.664 shares at $19.44 per share (cost $8,637,005)	8,722,994

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
181,043.899 shares at $34.09 per share (cost $5,954,690)	$6,171,787
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
55,825.214 shares at $13.98 per share (cost $870,654)	780,436
Invesco V.I. Small Cap Equity Fund Portfolio, Series I (Small Cap) -
46,012.661 shares at $17.20 per share (cost $838,438)	791,418
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
296,353.538 shares at $9.67 per share (cost $2,967,452)	2,865,739
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I (Discovery Mid Cap) -
28,983.245 shares at $62.81 per share (cost $2,189,367)	1,820,438
Invesco V.I. Global Fund Portfolio, Series I (Global Securities) -
80,100.790 shares at $36.56 per share (cost $3,070,719)	2,928,485
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
329,436.045 shares at $119.60 per share (cost $29,482,030)	39,400,551
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
388,059.184 shares at $79.76 per share (cost $28,626,315)	30,951,601
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
150,869.411 shares at $143.17 per share (cost $11,333,055)	21,599,974
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
130,193.214 shares at $95.39 per share (cost $10,282,118)	12,419,131
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
186,761.632 shares at $48.44 per share (cost $10,162,311)	9,046,733
Calvert VP S&P 500 Index Portfolio (S&P 500) -
671,099.841 shares at $172.99 per share (cost $81,473,719)	116,093,561
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
178,292.555 shares at $17.73 per share (cost $3,030,085)	3,161,127
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
7,307.832 shares at $20.58 per share (cost $145,204)	150,395
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
288,402.001 shares at $19.28 per share (cost $5,084,403)	5,560,391
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
434,817.409 shares at $23.27 per share (cost $7,864,810)	10,118,201
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
79,402.037 shares at $18.56 per share (cost $1,363,539)	1,473,702

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
114,282.235 shares at $13.86 per share (cost $1,554,522)	$1,583,952
DWS International Growth VIP Portfolio, Class A (Thematic) -
21,785.550 shares at $15.11 per share (cost $309,314)	329,180
Deutsche DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
11,777.709 shares at $37.84 per share (cost $392,985)	445,669
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
38,152.473 shares at $15.76 per share (cost $643,028)	601,283
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
9,868.049 shares at $33.35 per share (cost $275,495)	329,099
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
362,055.003 shares at $43.54 per share (cost $10,918,222)	15,763,875
T. Rowe Price Equity Income Portfolio-II (Equity Income) -
17,681.568 shares at $27.59 per share (cost $484,442)	487,834
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
39,767.508 shares at $14.20 per share (cost $595,134)	564,699
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
273,132.778 shares at $12.84 per share (cost $4,252,940)	3,507,025
Delaware Ivy Variable Insurance Portfolios (Ivy):
Delaware Ivy VIP Science and Technology Portfolio, Class II (Science) -
73,386.639 shares at $22.9700 per share (cost $1,791,402)	1,685,691
Delaware Ivy VIP Balanced Portfolio, Class II (Balanced) -
39,122.098 shares at $5.4000 per share (cost $244,454)	211,259
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
238,806.260 shares at $9.18 per share (cost $2,541,461)	2,192,241
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
109,692.836 shares at $9.60 per share (cost $1,100,922)	1,053,051
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
5,533.804 shares at $11.57 per share (cost $72,114)	64,026
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
34,730.609 shares at $10.39 per share (cost $374,896)	360,851

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

ALPS Variable Investment Trust (Ibbotson), continued:
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
18,458.591 shares at $11.34 per share (cost $201,473)	$209,320
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
30,191.754 shares at $9.85 per share (cost $321,628)	297,389
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS New World Fund(R) Portfolio, Class 2 (IS New World) -
1,868.357 shares at $25.17 per share (cost $45,117)	47,027

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$548,564,375

The accompanying notes are an integral part of these financial statements.

FS-8

/AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$448,717
Mortality and expense risk charge	(111,460)
Net investment income(loss)	337,257

Realized gain(loss) on investments:
Net realized gain distributions	673,544
Net realized gain(loss) on sale of fund shares	146,041
Net realized gain(loss)	819,585

Change in unrealized appreciation/depreciation	1,132,641

Net increase(decrease) in net assets resulting
from operations	$2,289,483

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$337,257	$346,385
Net realized gain(loss)	819,585	989,718
Net change in unrealized appreciation/depreciation	1,132,641	(2,819,413)
Net increase(decrease) in net assets resulting
from operations	2,289,483	(1,483,310)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	812,547	899,864
Subaccounts transfers (including fixed account), net	(582,702)	(778,626)
Transfers for policyowner benefits and terminations	(916,121)	(454,148)
Policyowner maintenance charges	(1,145,649)	(1,176,827)
Net increase(decrease) from policyowner transactions	(1,831,925)	(1,509,737)

Total increase(decrease) in net assets	457,558	(2,993,047)
Net assets at beginning of period	23,913,154	26,906,201
Net assets at end of period	$24,370,712	$23,913,154

The accompanying notes are an integral part of these financial statements.

FS-9

Fidelity
Equity-Income
SC		Growth IC		Growth SC

2023		2023		2023

$6,266		$56,877		$413
(1,560)		(234,428)		(4,960)
4,706		(177,551)		(4,547)

9,923		2,046,828		51,889
7,481		836,434		44,294
17,404		2,883,262		96,183

11,664		10,532,513		242,342

$33,774		$13,238,224		$333,978

Equity-Income SC		Growth IC		Growth SC

2023	2022	2023	2022	2023	2022

$4,706	$4,992	$(177,551)	$30,435	$(4,547)	$638
17,404	14,401	2,883,262	4,033,403	96,183	92,879
11,664	(41,587)	10,532,513	(17,478,573)	242,342	(424,180)

33,774	(22,194)	13,238,224	(13,414,735)	333,978	(330,663)

13,753	13,284	1,067,535	1,093,457	12,848	12,183
(9,978)	12,309	(813,199)	(1,125,884)	(34,849)	2,335
(65,562)	-	(1,398,946)	(895,471)	(83,833)	(8,157)
(24,306)	(22,749)	(1,791,641)	(1,774,297)	(51,499)	(46,471)
(86,093)	2,844	(2,936,251)	(2,702,195)	(157,333)	(40,110)

(52,319)	(19,350)	10,301,973	(16,116,930)	176,645	(370,773)
360,763	380,113	38,630,716	54,747,646	973,479	1,344,252
$308,444	$360,763	$48,932,689	$38,630,716	$1,150,124	$973,479

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$599,680
Mortality and expense risk charge	(43,130)
Net investment income(loss)	556,550

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(104,175)
Net realized gain(loss)	(104,175)

Change in unrealized appreciation/depreciation	552,315

Net increase(decrease) in net assets resulting
from operations	$1,004,690

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$556,550	$493,316
Net realized gain(loss)	(104,175)	(197,341)
Net change in unrealized appreciation/depreciation	552,315	(1,772,457)
Net increase(decrease) in net assets resulting
from operations	1,004,690	(1,476,482)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	670,886	694,817
Subaccounts transfers (including fixed account), net	216,822	(699,986)
Transfers for policyowner benefits and terminations	(432,677)	(517,793)
Policyowner maintenance charges	(582,997)	(596,793)
Net increase(decrease) from policyowner transactions	(127,966)	(1,119,755)

Total increase(decrease) in net assets	876,724	(2,596,237)
Net assets at beginning of period	10,134,462	12,730,699
Net assets at end of period	$11,011,186	$10,134,462

The accompanying notes are an integral part of these financial statements.

FS-11

Fidelity
High Income
SC		Overseas IC		Overseas SC

2023		2023		2023

$7,305		$103,106		$965
(580)		(44,892)		(407)
6,725		58,214		558

-		26,077		270
(3,165)		183,181		2,590
(3,165)		209,258		2,860

8,803		1,538,123		13,516

$12,363		$1,805,595		$16,934

High Income SC		Overseas IC		Overseas SC

2023	2022	2023	2022	2023	2022

$6,725	$6,271	$58,214	$62,244	$558	$259
(3,165)	(2,573)	209,258	131,539	2,860	11,850
8,803	(22,397)	1,538,123	(3,304,255)	13,516	(80,807)

12,363	(18,699)	1,805,595	(3,110,472)	16,934	(68,698)

5,368	5,603	427,517	443,187	4,070	2,613
8,924	(3,816)	(211,344)	133,916	16,948	3,067
(10,171)	(578)	(497,808)	(131,116)	(3,640)	(114,728)
(12,707)	(11,773)	(480,864)	(461,255)	(11,728)	(10,171)
(8,586)	(10,564)	(762,499)	(15,268)	5,650	(119,219)

3,777	(29,263)	1,043,096	(3,125,740)	22,584	(187,917)
129,394	158,657	9,421,533	12,547,273	84,925	272,842
$133,171	$129,394	$10,464,629	$9,421,533	$107,509	$84,925

FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$219,338
Mortality and expense risk charge	(56,948)
Net investment income(loss)	162,390

Realized gain(loss) on investments:
Net realized gain distributions	101,551
Net realized gain(loss) on sale of fund shares	(13,449)
Net realized gain(loss)	88,102

Change in unrealized appreciation/depreciation	839,516

Net increase(decrease) in net assets resulting
from operations	$1,090,008

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$162,390	$141,391
Net realized gain(loss)	88,102	687,531
Net change in unrealized appreciation/depreciation	839,516	(2,606,747)
Net increase(decrease) in net assets resulting
from operations	1,090,008	(1,777,825)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	385,473	428,361
Subaccounts transfers (including fixed account), net	(36,096)	(427,174)
Transfers for policyowner benefits and terminations	(283,438)	(225,889)
Policyowner maintenance charges	(623,924)	(643,658)
Net increase(decrease) from policyowner transactions	(557,985)	(868,360)

Total increase(decrease) in net assets	532,023	(2,646,185)
Net assets at beginning of period	9,148,147	11,794,332
Net assets at end of period	$9,680,170	$9,148,147

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity

Asset Mgr. SC		Inv. Bond IC		Contrafund IC

2023		2023		2023

$915		$273,457		$164,592
(180)		(35,044)		(153,691)
735		238,413		10,901

446		-		1,192,420
(177)		(110,599)		814,165
269		(110,599)		2,006,585

3,762		461,922		7,530,515

$4,766		$589,736		$9,548,001

Asset Mgr. SC		Inv. Bond IC		Contrafund IC

2023	2022	2023	2022	2023	2022

$735	$499	$238,413	$203,208	$10,901	$13,978
269	4,312	(110,599)	459,188	2,006,585	2,237,353
3,762	(31,647)	461,922	(2,314,903)	7,530,515	(13,446,287)

4,766	(26,836)	589,736	(1,652,507)	9,548,001	(11,194,956)

1,234	1,234	759,037	733,990	1,458,578	1,544,733
(1,596)	579	393,268	(391,515)	(737,064)	(959,613)
-	(119,951)	(362,661)	(420,108)	(1,424,820)	(698,634)
(2,138)	(2,528)	(681,212)	(718,346)	(1,656,053)	(1,657,972)
(2,500)	(120,666)	108,432	(795,979)	(2,359,359)	(1,771,486)

2,266	(147,502)	698,168	(2,448,486)	7,188,642	(12,966,442)
39,767	187,269	10,173,893	12,622,379	29,816,253	42,782,695
$42,033	$39,767	$10,872,061	$10,173,893	$37,004,895	$29,816,253

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund SC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,638
Mortality and expense risk charge	(5,535)
Net investment income(loss)	(897)

Realized gain(loss) on investments:
Net realized gain distributions	42,832
Net realized gain(loss) on sale of fund shares	47,861
Net realized gain(loss)	90,693

Change in unrealized appreciation/depreciation	259,263

Net increase(decrease) in net assets resulting
from operations	$349,059

	Contrafund SC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(897)	$(603)
Net realized gain(loss)	90,693	79,738
Net change in unrealized appreciation/depreciation	259,263	(506,875)
Net increase(decrease) in net assets resulting
from operations	349,059	(427,740)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	28,173	23,649
Subaccounts transfers (including fixed account), net	(98,279)	46,648
Transfers for policyowner benefits and terminations	(26,154)	(8,183)
Policyowner maintenance charges	(93,024)	(82,570)
Net increase(decrease) from policyowner transactions	(189,284)	(20,456)

Total increase(decrease) in net assets	159,775	(448,196)
Net assets at beginning of period	1,138,584	1,586,780
Net assets at end of period	$1,298,359	$1,138,584

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
Asset Mgr.		Asset Mgr.
Gr. IC		Gr. SC		Mid Cap IC

2023		2023		2023

$33,531		$4,692		$14,576
(8,320)		(1,181)		(13,139)
25,211		3,511		1,437

-		-		66,838
25,415		791		12,764
25,415		791		79,602

222,340		34,354		269,606

$272,966		$38,656		$350,645

Asset Mgr. Gr. IC		Asset Mgr. Gr. SC		Mid Cap IC

2023	2022	2023	2022	2023	2022

$25,211	$25,265	$3,511	$3,427	$1,437	$(337)
25,415	162,354	791	17,079	79,602	186,707
222,340	(571,107)	34,354	(71,892)	269,606	(643,400)

272,966	(383,488)	38,656	(51,386)	350,645	(457,030)

78,444	87,389	8,201	6,912	219,022	229,031
(5,030)	(2,048)	(101)	445	(377,991)	(24,318)
(52,571)	(104,501)	-	-	(143,521)	(29,731)
(104,143)	(112,702)	(7,462)	(6,374)	(119,635)	(127,255)
(83,300)	(131,862)	638	983	(422,125)	47,727

189,666	(515,350)	39,294	(50,403)	(71,480)	(409,303)
1,762,256	2,277,606	246,043	296,446	2,639,139	3,048,442
$1,951,922	$1,762,256	$285,337	$246,043	$2,567,659	$2,639,139

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,600
Mortality and expense risk charge	(545)
Net investment income(loss)	3,055

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(773)
Net realized gain(loss)	(773)

Change in unrealized appreciation/depreciation	4,308

Net increase(decrease) in net assets resulting
from operations	$6,590

	Strategic IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,055	$2,287
Net realized gain(loss)	(773)	(1,314)
Net change in unrealized appreciation/depreciation	4,308	(11,546)
Net increase(decrease) in net assets resulting
from operations	6,590	(10,573)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,472	18,782
Subaccounts transfers (including fixed account), net	530	(1,318)
Transfers for policyowner benefits and terminations	(7,133)	(20,135)
Policyowner maintenance charges	(9,671)	(8,952)
Net increase(decrease) from policyowner transactions	4,198	(11,623)

Total increase(decrease) in net assets	10,788	(22,196)
Net assets at beginning of period	73,332	95,528
Net assets at end of period	$84,120	$73,332

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity		Alger

Money Market		Balanced		Capital App

2023		2023		2023

$472,161		$88,434		$-
(48,089)		(27,164)		(28,382)
424,072		61,270		(28,382)

-		21,234		-
-		77,807		(174,730)
-		99,041		(174,730)

-		799,251		1,607,526

$424,072		$959,562		$1,404,414

Money Market		Balanced		Capital App

2023	2022	2023	2022	2023	2022

$424,072	$90,021	$61,270	$41,445	$(28,382)	$(25,404)
-	-	99,041	388,724	(174,730)	252,209
-	-	799,251	(1,260,012)	1,607,526	(2,000,378)

424,072	90,021	959,562	(829,843)	1,404,414	(1,773,573)

1,556,489	1,498,565	255,456	264,667	613,063	695,585
4,130,724	8,758,702	(54,975)	(185,370)	70,051	(96,700)
(6,269,959)	(8,068,561)	(159,610)	(310,922)	(122,520)	(3,112)
(920,699)	(902,161)	(318,448)	(319,530)	(149,997)	(139,986)
(1,503,445)	1,286,545	(277,577)	(551,155)	410,597	455,787

(1,079,373)	1,376,566	681,985	(1,380,998)	1,815,011	(1,317,786)
10,826,448	9,449,882	5,788,595	7,169,593	3,302,750	4,620,536
$9,747,075	$10,826,448	$6,470,580	$5,788,595	$5,117,761	$3,302,750

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$324,821
Mortality and expense risk charge	(41,437)
Net investment income(loss)	283,384

Realized gain(loss) on investments:
Net realized gain distributions	502,611
Net realized gain(loss) on sale of fund shares	103,950
Net realized gain(loss)	606,561

Change in unrealized appreciation/depreciation	(1,158,997)

Net increase(decrease) in net assets resulting
from operations	$(269,052)

	Utilities

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$283,384	$191,784
Net realized gain(loss)	606,561	666,638
Net change in unrealized appreciation/depreciation	(1,158,997)	(862,165)
Net increase(decrease) in net assets resulting
from operations	(269,052)	(3,743)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	346,619	365,619
Subaccounts transfers (including fixed account), net	(261,740)	(82,880)
Transfers for policyowner benefits and terminations	(247,881)	(343,941)
Policyowner maintenance charges	(470,781)	(496,723)
Net increase(decrease) from policyowner transactions	(633,783)	(557,925)

Total increase(decrease) in net assets	(902,835)	(561,668)
Net assets at beginning of period	9,826,107	10,387,775
Net assets at end of period	$8,923,272	$9,826,107

The accompanying notes are an integral part of these financial statements.

FS-19

MFS
New
Discovery		Total Return		Value

2023		2023		2023

$-		$16,947		$19,240
(19,031)		(3,901)		(7,970)
(19,031)		13,046		11,270

-		35,295		80,872
(291,510)		(4,215)		(1,310)
(291,510)		31,080		79,562

938,311		30,808		(10,781)

$627,770		$74,934		$80,051

New Discovery		Total Return		Value

2023	2022	2023	2022	2023	2022

$(19,031)	$(20,514)	$13,046	$10,265	$11,270	$9,062
(291,510)	1,470,813	31,080	76,362	79,562	69,186
938,311	(3,513,056)	30,808	(178,086)	(10,781)	(152,554)

627,770	(2,062,757)	74,934	(91,459)	80,051	(74,306)

128,237	155,556	58,230	60,487	117,204	98,752
(68,184)	44,779	(92,611)	(250)	(9,820)	28,598
(105,143)	(226,746)	(7,087)	(20,996)	(53,932)	(1,359)
(194,477)	(200,633)	(44,657)	(43,649)	(29,482)	(27,020)
(239,567)	(227,044)	(86,125)	(4,408)	23,970	98,971

388,203	(2,289,801)	(11,191)	(95,867)	104,021	24,665
4,631,416	6,921,217	832,930	928,797	1,112,155	1,087,490
$5,019,619	$4,631,416	$821,739	$832,930	$1,216,176	$1,112,155

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Strategic

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$59,697
Mortality and expense risk charge	(6,643)
Net investment income(loss)	53,054

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(37,469)
Net realized gain(loss)	(37,469)

Change in unrealized appreciation/depreciation	91,308

Net increase(decrease) in net assets resulting
from operations	$106,893

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$53,054	$52,713
Net realized gain(loss)	(37,469)	(11,798)
Net change in unrealized appreciation/depreciation	91,308	(315,192)
Net increase(decrease) in net assets resulting
from operations	106,893	(274,277)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	100,685	101,143
Subaccounts transfers (including fixed account), net	17,367	(41,635)
Transfers for policyowner benefits and terminations	(82,051)	(91,932)
Policyowner maintenance charges	(123,944)	(124,161)
Net increase(decrease) from policyowner transactions	(87,943)	(156,585)

Total increase(decrease) in net assets	18,950	(430,862)
Net assets at beginning of period	1,579,287	2,010,149
Net assets at end of period	$1,598,237	$1,579,287

The accompanying notes are an integral part of these financial statements.

FS-21

MFS				Van Kampen
		Global		Emerging
Research		Real Estate		Markets

2023		2023		2023

$65,589		$55		$143,248
(22,639)		(24)		(33,577)
42,950		31		109,671

-		446		155,061
13,412		(21)		(155,358)
13,412		425		(297)

689,939		(32)		850,969

$746,301		$424		$960,343

Research		Global Real Estate		Emerging Markets

2023	2022	2023	2022	2023	2022

$42,950	$87,651	$31	$8	$109,671	$980
13,412	132,602	425	39	(297)	900,911
689,939	(1,511,153)	(32)	(210)	850,969	(3,714,378)

746,301	(1,290,900)	424	(163)	960,343	(2,812,487)

456,202	442,996	2,094	178	636,017	673,180
52,944	128,204	5,121	816	(56,661)	541,666
(272,408)	(234,841)	-	-	(323,414)	(354,090)
(307,032)	(309,914)	(272)	(94)	(454,013)	(466,147)
(70,294)	26,445	6,943	900	(198,071)	394,609

676,007	(1,264,455)	7,367	737	762,272	(2,417,878)
5,943,731	7,208,186	887	150	8,507,290	10,925,168
$6,619,738	$5,943,731	$8,254	$887	$9,269,562	$8,507,290

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen

	Intl. Magnum

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$22,301
Mortality and expense risk charge	(5,454)
Net investment income(loss)	16,847

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(24,743)
Net realized gain(loss)	(24,743)

Change in unrealized appreciation/depreciation	178,455

Net increase(decrease) in net assets resulting
from operations	$170,559

	Intl. Magnum

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$16,847	$(5,998)
Net realized gain(loss)	(24,743)	220,430
Net change in unrealized appreciation/depreciation	178,455	(500,481)
Net increase(decrease) in net assets resulting
from operations	170,559	(286,049)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	70,363	68,979
Subaccounts transfers (including fixed account), net	10,626	(33,457)
Transfers for policyowner benefits and terminations	(78,737)	(63,021)
Policyowner maintenance charges	(62,447)	(62,126)
Net increase(decrease) from policyowner transactions	(60,195)	(89,625)

Total increase(decrease) in net assets	110,364	(375,674)
Net assets at beginning of period	1,288,030	1,663,704
Net assets at end of period	$1,398,394	$1,288,030

The accompanying notes are an integral part of these financial statements.

FS-23

Van Kampen		Calvert
U.S. Real
Estate		Balanced		Mid Cap

2023		2023		2023

$244,555		$23,004		$849
(37,351)		(5,318)		(1,281)
207,204		17,686		(432)

-		5,511		-
(137,119)		(742)		(3,918)
(137,119)		4,769		(3,918)

1,417,685		193,767		51,680

$1,487,770		$216,222		$47,330

U.S. Real Estate		Balanced		Mid Cap

2023	2022	2023	2022	2023	2022

$207,204	$92,860	$17,686	$10,926	$(432)	$(1,386)
(137,119)	2,633,624	4,769	148,276	(3,918)	97,152
1,417,685	(6,491,800)	193,767	(416,256)	51,680	(208,933)

1,487,770	(3,765,316)	216,222	(257,054)	47,330	(113,167)

737,395	765,835	173,940	163,164	1,163	1,074
323,417	(394,538)	(40,204)	(17,264)	(38)	(22,596)
(399,872)	(426,394)	(43,568)	(40,435)	(4,074)	(6,569)
(597,466)	(637,311)	(76,856)	(77,859)	(16,202)	(18,055)
63,474	(692,408)	13,312	27,606	(19,151)	(46,146)

1,551,244	(4,457,724)	229,534	(229,448)	28,179	(159,313)
10,323,057	14,780,781	1,310,806	1,540,254	430,446	589,759
$11,874,301	$10,323,057	$1,540,340	$1,310,806	$458,625	$430,446

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Income &
	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$209,727
Mortality and expense risk charge	(42,146)
Net investment income(loss)	167,581

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(166,018)
Net realized gain(loss)	(166,018)

Change in unrealized appreciation/depreciation	1,116,988

Net increase(decrease) in net assets resulting
from operations	$1,118,551

	Income & Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$167,581	$198,382
Net realized gain(loss)	(166,018)	3,439,853
Net change in unrealized appreciation/depreciation	1,116,988	(5,699,733)
Net increase(decrease) in net assets resulting
from operations	1,118,551	(2,061,498)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	775,898	821,911
Subaccounts transfers (including fixed account), net	487,224	(634,397)
Transfers for policyowner benefits and terminations	(587,348)	(496,089)
Policyowner maintenance charges	(632,288)	(665,674)
Net increase(decrease) from policyowner transactions	43,486	(974,249)

Total increase(decrease) in net assets	1,162,037	(3,035,747)
Net assets at beginning of period	13,210,319	16,246,066
Net assets at end of period	$14,372,356	$13,210,319

The accompanying notes are an integral part of these financial statements.

FS-25

American Century				AIM
				Intl.
Value		Mid Cap		Growth

2023		2023		2023

$1,194		$184,880		$11,562
(100)		(37,710)		(23,434)
1,094		147,170		(11,872)

3,931		852,473		4,329
947		(8,929)		(59,312)
4,878		843,544		(54,983)

(1,690)		(519,629)		1,014,316

$4,282		$471,085		$947,461

Value		Mid Cap		Intl. Growth

2023	2022	2023	2022	2023	2022

$1,094	$986	$147,170	$133,894	$(11,872)	$72,593
4,878	8,858	843,544	1,162,447	(54,983)	609,548
(1,690)	(9,565)	(519,629)	(1,429,062)	1,014,316	(1,989,437)

4,282	279	471,085	(132,721)	947,461	(1,307,296)

2,714	2,498	783,238	751,710	421,550	431,084
2,103	(3,492)	456,983	(700,074)	(144,060)	456
(2,445)	(6,198)	(240,008)	(223,483)	(225,694)	(376,735)
(3,241)	(3,501)	(377,481)	(384,069)	(266,801)	(268,765)
(869)	(10,693)	622,732	(555,916)	(215,005)	(213,960)

3,413	(10,414)	1,093,817	(688,637)	732,456	(1,521,256)
49,778	60,192	7,629,177	8,317,814	5,439,331	6,960,587
$53,191	$49,778	$8,722,994	$7,629,177	$6,171,787	$5,439,331

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Global

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,026
Mortality and expense risk charge	(3,716)
Net investment income(loss)	7,310

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(18,526)
Net realized gain(loss)	(18,526)

Change in unrealized appreciation/depreciation	74,302

Net increase(decrease) in net assets resulting
from operations	$63,086

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,310	$19,403
Net realized gain(loss)	(18,526)	(10,784)
Net change in unrealized appreciation/depreciation	74,302	(258,922)
Net increase(decrease) in net assets resulting
from operations	63,086	(250,303)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	53,450	63,260
Subaccounts transfers (including fixed account), net	53,198	(82,204)
Transfers for policyowner benefits and terminations	(47,794)	(17,190)
Policyowner maintenance charges	(37,725)	(43,772)
Net increase(decrease) from policyowner transactions	21,129	(79,906)

Total increase(decrease) in net assets	84,215	(330,209)
Net assets at beginning of period	696,221	1,026,430
Net assets at end of period	$780,436	$696,221

The accompanying notes are an integral part of these financial statements.

FS-27

AIM
				Discovery
Small Cap		Global Value		Mid Cap

2023		2023		2023

$-		$15,447		$-
(4,992)		(8,755)		(5,196)
(4,992)		6,692		(5,196)

13,781		1,987		-
(27,165)		(27,291)		(52,029)
(13,384)		(25,304)		(52,029)

122,794		538,088		272,093

$104,418		$519,476		$214,868

Small Cap		Global Value		Mid Cap Growth

2023	2022	2023	2022	2023	2022

$(4,992)	$(4,940)	$6,692	$152	$(5,196)	$(5,972)
(13,384)	128,445	(25,304)	153,595	(52,029)	529,280
122,794	(303,770)	538,088	(894,517)	272,093	(1,330,795)

104,418	(180,265)	519,476	(740,770)	214,868	(807,487)

79,763	94,447	114,631	121,349	54,650	55,871
18,937	(53,786)	(39,600)	8,584	(53,150)	40,849
(66,553)	(2,317)	(109,211)	(146,530)	(82,423)	(71,664)
(28,130)	(29,922)	(128,014)	(126,826)	(61,704)	(67,454)
4,017	8,422	(162,194)	(143,423)	(142,627)	(42,398)

108,435	(171,843)	357,282	(884,193)	72,241	(849,885)
682,983	854,826	2,508,457	3,392,650	1,748,197	2,598,082
$791,418	$682,983	$2,865,739	$2,508,457	$1,820,438	$1,748,197

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Global
	Securities

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,903
Mortality and expense risk charge	(17,372)
Net investment income(loss)	(11,469)

Realized gain(loss) on investments:
Net realized gain distributions	298,498
Net realized gain(loss) on sale of fund shares	(38,998)
Net realized gain(loss)	259,500

Change in unrealized appreciation/depreciation	474,528

Net increase(decrease) in net assets resulting
from operations	$722,559

	Global Securities

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,469)	$(14,899)
Net realized gain(loss)	259,500	389,767
Net change in unrealized appreciation/depreciation	474,528	(1,259,851)
Net increase(decrease) in net assets resulting
from operations	722,559	(884,983)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	445,657	482,924
Subaccounts transfers (including fixed account), net	(145,657)	(64,076)
Transfers for policyowner benefits and terminations	(103,377)	(2,426)
Policyowner maintenance charges	(109,664)	(102,571)
Net increase(decrease) from policyowner transactions	86,959	313,851

Total increase(decrease) in net assets	809,518	(571,132)
Net assets at beginning of period	2,118,967	2,690,099
Net assets at end of period	$2,928,485	$2,118,967

The accompanying notes are an integral part of these financial statements.

FS-29

Summit
S&P		Russell		Nasdaq-100
MidCap		Small Cap		Index

2023		2023		2023

$456,196		$248,205		$61,305
(154,083)		(129,657)		(73,795)
302,113		118,548		(12,490)

1,539,330		15,813		-
526,660		(17,531)		1,240,715
2,065,990		(1,718)		1,240,715

3,042,673		4,221,962		6,572,146

$5,410,776		$4,338,792		$7,800,371

S&P MidCap		Russell Small Cap		Nasdaq-100 Index

2023	2022	2023	2022	2023	2022

$302,113	$188,823	$118,548	$102,434	$(12,490)	$(41,923)
2,065,990	4,638,250	(1,718)	3,141,596	1,240,715	1,645,501
3,042,673	(10,723,188)	4,221,962	(10,543,772)	6,572,146	(9,033,890)

5,410,776	(5,896,115)	4,338,792	(7,299,742)	7,800,371	(7,430,312)

1,652,167	1,708,570	1,650,139	1,696,067	1,085,664	986,744
(79,820)	(784,098)	(90,087)	97,438	(959,699)	637,812
(1,456,333)	(1,201,100)	(826,713)	(995,253)	(797,563)	(861,192)
(1,604,800)	(1,642,972)	(1,261,455)	(1,297,051)	(797,336)	(754,535)
(1,488,786)	(1,919,600)	(528,116)	(498,799)	(1,468,934)	8,829

3,921,990	(7,815,715)	3,810,676	(7,798,541)	6,331,437	(7,421,483)
35,478,561	43,294,276	27,140,925	34,939,466	15,268,537	22,690,020
$39,400,551	$35,478,561	$30,951,601	$27,140,925	$21,599,974	$15,268,537

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	EAFE Intl.

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$345,954
Mortality and expense risk charge	(49,795)
Net investment income(loss)	296,159

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	106,535
Net realized gain(loss)	106,535

Change in unrealized appreciation/depreciation	1,443,216

Net increase(decrease) in net assets resulting
from operations	$1,845,910

	EAFE Intl.

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$296,159	$349,385
Net realized gain(loss)	106,535	99,452
Net change in unrealized appreciation/depreciation	1,443,216	(2,390,380)
Net increase(decrease) in net assets resulting
from operations	1,845,910	(1,941,543)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	841,551	869,668
Subaccounts transfers (including fixed account), net	(253,974)	(117,229)
Transfers for policyowner benefits and terminations	(446,155)	(387,985)
Policyowner maintenance charges	(493,284)	(490,181)
Net increase(decrease) from policyowner transactions	(351,862)	(125,727)

Total increase(decrease) in net assets	1,494,048	(2,067,270)
Net assets at beginning of period	10,925,083	12,992,353
Net assets at end of period	$12,419,131	$10,925,083

The accompanying notes are an integral part of these financial statements.

FS-31

Summit

Barclays		S&P 500		Moderate

2023		2023		2023

$241,926		$1,469,032		$43,576
(26,420)		(474,189)		(9,729)
215,506		994,843		33,847

-		5,424,262		163,126
(96,565)		1,929,797		8,478
(96,565)		7,354,059		171,604

317,463		15,827,378		126,207

$436,404		$24,176,280		$331,658

Barclays		S&P 500		Moderate

2023	2022	2023	2022	2023	2022

$215,506	$213,371	$994,843	$834,204	$33,847	$21,933
(96,565)	(86,795)	7,354,059	10,548,170	171,604	118,747
317,463	(1,450,642)	15,827,378	(34,868,774)	126,207	(659,554)

436,404	(1,324,066)	24,176,280	(23,486,400)	331,658	(518,874)

601,491	633,967	4,509,366	4,694,316	182,403	193,883
405,212	(392,635)	(2,183,636)	(1,659,411)	30,343	(118,464)
(442,143)	(319,726)	(3,811,102)	(4,511,882)	(112,021)	(97,487)
(525,055)	(547,491)	(4,904,237)	(4,839,822)	(167,690)	(173,709)
39,505	(625,885)	(6,389,609)	(6,316,799)	(66,965)	(195,777)

475,909	(1,949,951)	17,786,671	(29,803,199)	264,693	(714,651)
8,570,824	10,520,775	98,306,890	128,110,089	2,896,434	3,611,085
$9,046,733	$8,570,824	$116,093,561	$98,306,890	$3,161,127	$2,896,434

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,742
Mortality and expense risk charge	(931)
Net investment income(loss)	811

Realized gain(loss) on investments:
Net realized gain distributions	10,735
Net realized gain(loss) on sale of fund shares	1,168
Net realized gain(loss)	11,903

Change in unrealized appreciation/depreciation	6,575

Net increase(decrease) in net assets resulting
from operations	$19,289

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$811	$101
Net realized gain(loss)	11,903	1,461
Net change in unrealized appreciation/depreciation	6,575	(8,586)
Net increase(decrease) in net assets resulting
from operations	19,289	(7,024)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,210	13,056
Subaccounts transfers (including fixed account), net	(5,269)	75,268
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(5,025)	(4,136)
Net increase(decrease) from policyowner transactions	9,916	84,188

Total increase(decrease) in net assets	29,205	77,164
Net assets at beginning of period	121,190	44,026
Net assets at end of period	$150,395	$121,190

The accompanying notes are an integral part of these financial statements.

FS-33

Summit		Third Avenue		Dreyfus

Mod. Growth		Value		MidCap

2023		2023		2023

$71,165		$224,600		$8,567
(19,209)		(27,681)		(2,976)
51,956		196,919		5,591

319,535		624,868		50,322
18,602		371,580		(21,816)
338,137		996,448		28,506

258,992		601,634		193,286

$649,085		$1,795,001		$227,383

Mod. Growth		Value		MidCap

2023	2022	2023	2022	2023	2022

$51,956	$28,395	$196,919	$100,440	$5,591	$3,172
338,137	218,303	996,448	220,467	28,506	374,289
258,992	(1,156,261)	601,634	799,913	193,286	(620,829)

649,085	(909,563)	1,795,001	1,120,820	227,383	(243,368)

384,408	386,411	615,136	627,735	51,946	55,862
143,037	(304,869)	(237,236)	(42,599)	(20,671)	(81,094)
(190,664)	(207,496)	(407,159)	(212,521)	(84,415)	(38,694)
(258,424)	(263,912)	(664,498)	(643,488)	(62,216)	(65,256)
78,357	(389,866)	(693,757)	(270,873)	(115,356)	(129,182)

727,442	(1,299,429)	1,101,244	849,947	112,027	(372,550)
4,832,949	6,132,378	9,016,957	8,167,010	1,361,675	1,734,225
$5,560,391	$4,832,949	$10,118,201	$9,016,957	$1,473,702	$1,361,675

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Scudder
	Small
	Mid Value

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,210
Mortality and expense risk charge	(7,837)
Net investment income(loss)	8,373

Realized gain(loss) on investments:
Net realized gain distributions	54,434
Net realized gain(loss) on sale of fund shares	(24,168)
Net realized gain(loss)	30,266

Change in unrealized appreciation/depreciation	153,722

Net increase(decrease) in net assets resulting
from operations	$192,361

	Small Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$8,373	$4,095
Net realized gain(loss)	30,266	40,442
Net change in unrealized appreciation/depreciation	153,722	(304,437)
Net increase(decrease) in net assets resulting
from operations	192,361	(259,900)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	170,156	179,990
Subaccounts transfers (including fixed account), net	19,897	(342,265)
Transfers for policyowner benefits and terminations	(80,195)	(22,975)
Policyowner maintenance charges	(59,186)	(56,266)
Net increase(decrease) from policyowner transactions	50,672	(241,516)

Total increase(decrease) in net assets	243,033	(501,416)
Net assets at beginning of period	1,340,919	1,842,335
Net assets at end of period	$1,583,952	$1,340,919

The accompanying notes are an integral part of these financial statements.

FS-35

Scudder				Neuberger Berman
		Capital
Thematic		Growth		Regency

2023		2023		2023

$4,051		$264		$6,154
(1,618)		(2,457)		(3,144)
2,433		(2,193)		3,010

-		14,535		31,056
9,979		473		(32,500)
9,979		15,008		(1,444)

26,947		96,350		50,966

$39,359		$109,165		$52,532

Thematic		Capital Growth		Regency

2023	2022	2023	2022	2023	2022

$2,433	$1,691	$(2,193)	$(1,479)	$3,010	$59
9,979	5,838	15,008	38,336	(1,444)	95,213
26,947	(128,495)	96,350	(130,683)	50,966	(153,638)

39,359	(120,966)	109,165	(93,826)	52,532	(58,366)

18,210	17,094	92,121	51,413	30,403	52,011
(2,898)	14,144	47,593	8,386	17,699	(282,379)
(2,263)	(21,106)	(15,737)	(4,148)	(6,955)	(2,869)
(17,357)	(15,763)	(22,465)	(15,108)	(20,879)	(20,852)
(4,308)	(5,631)	101,512	40,543	20,268	(254,089)

35,051	(126,597)	210,677	(53,283)	72,800	(312,455)
294,129	420,726	234,992	288,275	528,483	840,938
$329,180	$294,129	$445,669	$234,992	$601,283	$528,483

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Equity

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,004
Mortality and expense risk charge	(2,000)
Net investment income(loss)	(996)

Realized gain(loss) on investments:
Net realized gain distributions	4,739
Net realized gain(loss) on sale of fund shares	2,534
Net realized gain(loss)	7,273

Change in unrealized appreciation/depreciation	61,399

Net increase(decrease) in net assets resulting
from operations	$67,676

	Equity

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(996)	$(836)
Net realized gain(loss)	7,273	37,521
Net change in unrealized appreciation/depreciation	61,399	(109,597)
Net increase(decrease) in net assets resulting
from operations	67,676	(72,912)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	18,391	20,623
Subaccounts transfers (including fixed account), net	13,301	(36,529)
Transfers for policyowner benefits and terminations	(56,362)	(1,419)
Policyowner maintenance charges	(6,685)	(7,170)
Net increase(decrease) from policyowner transactions	(31,355)	(24,495)

Total increase(decrease) in net assets	36,321	(97,407)
Net assets at beginning of period	292,778	390,185
Net assets at end of period	$329,099	$292,778

The accompanying notes are an integral part of these financial statements.

FS-37

T. Rowe				Franklin Templeton
		Equity
Blue Chip		Income		Income

2023		2023		2023

$-		$8,771		$28,017
(58,918)		(3,257)		(3,007)
(58,918)		5,514		25,010

-		19,910		33,965
406,007		(2,481)		(4,513)
406,007		17,429		29,452

4,977,457		15,118		(12,893)

$5,324,546		$38,061		$41,569

Blue Chip		Equity Income		Income

2023	2022	2023	2022	2023	2022

$(58,918)	$(58,244)	$5,514	$5,054	$25,010	$22,549
406,007	742,037	17,429	25,568	29,452	12,988
4,977,457	(6,974,508)	15,118	(56,561)	(12,893)	(68,794)

5,324,546	(6,290,715)	38,061	(25,939)	41,569	(33,257)

1,150,114	1,171,286	25,710	34,262	32,815	34,996
(752,645)	2,091,813	(46,748)	(18,729)	469	31,290
(424,421)	(310,897)	(19,926)	(862)	(23,129)	(18,850)
(672,580)	(623,904)	(8,516)	(11,035)	(31,893)	(32,806)
(699,532)	2,328,298	(49,480)	3,636	(21,738)	14,630

4,625,014	(3,962,417)	(11,419)	(22,303)	19,831	(18,627)
11,138,861	15,101,278	499,253	521,556	544,868	563,495
$15,763,875	$11,138,861	$487,834	$499,253	$564,699	$544,868

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Global Bond

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(11,057)
Net investment income(loss)	(11,057)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(43,939)
Net realized gain(loss)	(43,939)

Change in unrealized appreciation/depreciation	146,079

Net increase(decrease) in net assets resulting
from operations	$91,083

	Global Bond

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,057)	$(14,176)
Net realized gain(loss)	(43,939)	(153,431)
Net change in unrealized appreciation/depreciation	146,079	(27,015)
Net increase(decrease) in net assets resulting
from operations	91,083	(194,622)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	234,360	244,729
Subaccounts transfers (including fixed account), net	257,660	(341,558)
Transfers for policyowner benefits and terminations	(114,589)	(130,397)
Policyowner maintenance charges	(194,013)	(201,508)
Net increase(decrease) from policyowner transactions	183,418	(428,734)

Total increase(decrease) in net assets	274,501	(623,356)
Net assets at beginning of period	3,232,524	3,855,880
Net assets at end of period	$3,507,025	$3,232,524

The accompanying notes are an integral part of these financial statements.

FS-39

Ivy				Pimco
				Total
Science		Balanced		Return

2023		2023		2023

$-		$1,455		$73,731
(9,854)		(828)		(10,065)
(9,854)		627		63,666

74,885		-		-
(87,662)		(9,789)		(59,072)
(12,777)		(9,789)		(59,072)

474,399		37,450		108,713

$451,768		$28,288		$113,307

Science		Balanced		Total Return

2023	2022	2023	2022	2023	2022

$(9,854)	$(9,513)	$627	$1,241	$63,666	$53,240
(12,777)	95,568	(9,789)	64,397	(59,072)	(129,831)
474,399	(670,647)	37,450	(98,479)	108,713	(361,203)

451,768	(584,592)	28,288	(32,841)	113,307	(437,794)

197,588	183,453	7,486	7,692	135,553	152,720
(64,756)	(117,399)	14,778	(2,400)	146,715	(389,042)
(36,196)	(3,429)	-	(6,273)	(107,139)	(257,095)
(61,778)	(57,090)	(4,891)	(4,685)	(132,822)	(139,815)
34,858	5,535	17,373	(5,666)	42,307	(633,232)

486,626	(579,057)	45,661	(38,507)	155,614	(1,071,026)
1,199,065	1,778,122	165,598	204,105	2,036,627	3,107,653
$1,685,691	$1,199,065	$211,259	$165,598	$2,192,241	$2,036,627

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Pimco
	Low
	Duration

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$36,321
Mortality and expense risk charge	(4,164)
Net investment income(loss)	32,157

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(24,632)
Net realized gain(loss)	(24,632)

Change in unrealized appreciation/depreciation	37,425

Net increase(decrease) in net assets resulting
from operations	$44,950

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$32,157	$12,818
Net realized gain(loss)	(24,632)	(10,599)
Net change in unrealized appreciation/depreciation	37,425	(74,034)
Net increase(decrease) in net assets resulting
from operations	44,950	(71,815)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	38,112	50,433
Subaccounts transfers (including fixed account), net	53,069	17,363
Transfers for policyowner benefits and terminations	(53,735)	(33,683)
Policyowner maintenance charges	(41,232)	(47,419)
Net increase(decrease) from policyowner transactions	(3,786)	(13,306)

Total increase(decrease) in net assets	41,164	(85,121)
Net assets at beginning of period	1,011,887	1,097,008
Net assets at end of period	$1,053,051	$1,011,887

The accompanying notes are an integral part of these financial statements.

FS-41

Pimco		Ibbotson
Real
Return		Balanced		Growth

2023		2023		2023

$1,555		$6,847		$3,599
(188)		(1,000)		(840)
1,367		5,847		2,759

-		7,969		4,659
(1,745)		(2,717)		101
(1,745)		5,252		4,760

2,430		29,691		19,162

$2,052		$40,790		$26,681

Real Return		Balanced		Growth

2023	2022	2023	2022	2023	2022

$1,367	$4,480	$5,847	$4,513	$2,759	$2,190
(1,745)	(1,722)	5,252	8,164	4,760	7,392
2,430	(13,880)	29,691	(79,292)	19,162	(39,331)

2,052	(11,122)	40,790	(66,615)	26,681	(29,749)

2,845	4,118	28,139	34,402	50,783	50,436
11,313	(98,636)	1,023	1,911	7,586	(7,782)
(10,039)	-	(1,738)	(58,329)	(9,375)	(7,271)
(1,166)	(1,827)	(44,519)	(68,344)	(43,632)	(41,745)
2,953	(96,345)	(17,095)	(90,360)	5,362	(6,362)

5,005	(107,467)	23,695	(156,975)	32,043	(36,111)
59,021	166,488	337,156	494,131	177,277	213,388
$64,026	$59,021	$360,851	$337,156	$209,320	$177,277

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Income

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,081
Mortality and expense risk charge	(1,398)
Net investment income(loss)	4,683

Realized gain(loss) on investments:
Net realized gain distributions	2,828
Net realized gain(loss) on sale of fund shares	(1,208)
Net realized gain(loss)	1,620

Change in unrealized appreciation/depreciation	20,966

Net increase(decrease) in net assets resulting
from operations	$27,269

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,683	$3,431
Net realized gain(loss)	1,620	9,268
Net change in unrealized appreciation/depreciation	20,966	(56,863)
Net increase(decrease) in net assets resulting
from operations	27,269	(44,164)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	8,070	8,356
Subaccounts transfers (including fixed account), net	843	2,640
Transfers for policyowner benefits and terminations	(117)	(31,666)
Policyowner maintenance charges	(12,144)	(13,749)
Net increase(decrease) from policyowner transactions	(3,348)	(34,419)

Total increase(decrease) in net assets	23,921	(78,583)
Net assets at beginning of period	273,468	352,051
Net assets at end of period	$297,389	$273,468

The accompanying notes are an integral part of these financial statements.

FS-43

American Funds

IS New World

2023

$652
(275)
377

-
(94)
(94)

4,541

$4,824

IS New World

2023	2022

$377	$84
(94)	(3,277)
4,541	(1,797)

4,824	(4,990)

9,328	7,340
25,404	(18,518)
-	-
(3,563)	(1,581)
31,169	(12,759)

35,993	(17,749)
11,034	28,783
$47,027	$11,034

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT V NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2023 AND 2022

1. ORGANIZATION

Ameritas Variable Separate Account V (the "Account") began operations during 1986. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2023, there are seventy subaccounts available within the Account listed as follows:

Fidelity Management & Research	Massachusetts Financial Services
Company LLC	Company
(Advisor)	MFS
Fidelity (Fund Series short cite)	*Utilities
*Equity-Income IC (subaccount short cite)	*New Discovery
*Equity-Income SC	*Total Return
*Growth IC	*Value
*Growth SC	*Strategic
*High Income IC	*Research
*High Income SC	*Global Real Estate
*Overseas IC	(Commenced December 15, 2020)
*Overseas SC
*Asset Mgr. IC	Morgan Stanley Investment
*Asset Mgr. SC	Management Inc.
*Inv. Bond IC	Van Kampen
*Contrafund IC	*Emerging Markets
*Contrafund SC	*Intl. Magnum
*Asset Mgr. Gr. IC	*U.S. Real Estate
*Asset Mgr. Gr. SC
*Mid Cap IC	Calvert Research and Management
*Strategic IC	Calvert
*Money Market	*Balanced
*Mid Cap
Fred Alger Management, LLC
Alger
*Balanced
*Capital App

FS-45

1. ORGANIZATION, continued

American Century Investment	Neuberger Berman Investment Advisers LLC
Management, Inc.	Neuberger Berman
American Century	*Regency
*Income & Growth	*Equity
*Value	(Commenced April 29, 2019)
*Mid Cap
T. Rowe Price Associates, Inc.
Invesco Advisers, Inc.	T. Rowe
AIM	*Blue Chip
*Intl. Growth	*Equity Income
*Global
*Small Cap	Franklin Advisers, Inc.
*Global Value	Franklin Templeton
*Discovery Mid Cap	*Income
(Commenced April 30, 2020)	*Global Bond
*Global Securities
Delaware Management Company
Calvert Research and Management	Ivy
(See Note 3)	*Science
Summit	*Balanced
*S&P MidCap
*Russell Small Cap	Pacific Investment Management
*Nasdaq-100 Index	Company LLC
*EAFE Intl.	Pimco
*Barclays	*Total Return
*S&P 500	*Low Duration
*Moderate	*Real Return
*Growth
*Mod. Growth	ALPS Advisors, Inc.
Ibbotson
Third Avenue Management LLC	*Balanced
Third Avenue	*Growth
*Value	*Income

BNY Mellon Investment Advisor, Inc.	Capital Research and Management Company (SM)
Dreyfus	American Funds
*MidCap	*IS New World
(Commenced August 25, 2020)
DWS Investment Management Americas, Inc.
Scudder
*Small Mid Value
*Thematic
*Capital Growth

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets

FS-46

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-47

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2023 and 2022, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
Barclays	.050
S&P 500.050
Moderate	.050
Growth	.050
Mod. Growth	.050

FS-48

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2023 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,322,918	$2,144,042
Equity-Income SC	27,342	98,806
Growth IC	2,314,197	3,381,171
Growth SC	60,499	170,491
High Income IC	1,008,719	580,136
High Income SC	13,446	15,307
Overseas IC	608,657	1,286,865
Overseas SC	27,615	21,137
Asset Mgr. IC	411,842	705,885
Asset Mgr. SC	2,962	4,280
Inv. Bond IC	984,002	637,157
Contrafund IC	1,920,473	3,076,510
Contrafund SC	65,375	212,724
Asset Mgr. Gr. IC	102,117	160,207
Asset Mgr. Gr. SC	10,385	6,236
Mid Cap IC	381,499	735,349
Strategic IC	16,689	9,436
Money Market	9,887,268	10,966,641

Alger:
Balanced	224,901	419,974
Capital App	1,121,228	739,013

MFS:
Utilities	985,040	832,828
New Discovery	419,102	677,700
Total Return	126,065	163,850
Value	343,602	227,490
Strategic	139,320	174,209
Research	544,883	572,227
Global Real Estate	7,576	157

Van Kampen:
Emerging Markets	1,073,350	1,006,688
Intl. Magnum	58,578	101,927
U.S. Real Estate	848,681	578,003

Calvert:
Balanced	225,171	188,662
Mid Cap	733	20,317

FS-49

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Century:
Income & Growth	$1,027,198	$816,131
Value	7,991	3,836
Mid Cap	2,158,470	536,097

AIM:
Intl. Growth	925,509	1,148,057
Global	121,852	93,413
Small Cap	165,693	152,887
Global Value	58,905	212,419
Discovery Mid Cap	33,112	180,935
Global Securities	719,777	345,789

Summit:
S&P MidCap	2,886,042	2,533,385
Russell Small Cap	1,166,654	1,560,408
Nasdaq-100 Index	1,905,937	3,387,361
EAFE Intl.	766,734	822,437
Barclays	871,251	616,240
S&P 500	7,415,764	7,386,268
Moderate	348,307	218,299
Growth	35,837	14,375
Mod. Growth	704,122	254,274

Third Avenue:
Value	1,837,547	1,709,519

Dreyfus:
MidCap	487,492	546,934

Scudder:
Small Mid Value	382,763	269,285
Thematic	617,375	619,249
Capital Growth	170,272	56,417

Neuberger Berman:
Regency	244,014	189,680
Equity	53,726	81,337

T. Rowe:
Blue Chip	1,603,329	2,361,779
Equity Income	62,357	86,411

Franklin Templeton:
Income	104,904	67,667
Global Bond	334,423	162,062

FS-50

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Ivy:
Science	$415,450	$315,561
Balanced	54,010	36,009

Pimco:
Total Return	355,376	249,402
Low Duration	339,770	311,398
Real Return	15,200	10,881

Ibbotson:
Balanced	30,712	33,991
Growth	54,724	41,943
Income	14,246	10,084

American Funds:
IS New World	66,950	35,404

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2023, these fees range between .10 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $20 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-51

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2023	41.37	168.32	473,394	24,370,712	1.89	0.10	1.20	9.33	10.54
2022	37.43	153.95	512,184	23,913,154	1.89	0.10	1.20	(6.09)	(5.05)
2021	39.42	163.94	534,806	26,906,201	1.90	0.10	1.20	23.40	24.77
2020	31.59	132.85	528,738	22,790,144	1.83	0.10	1.20	5.42	6.59
2019	29.64	126.02	530,033	23,428,332	2.01	0.10	1.20	25.92	27.32

Equity-Income SC
2023	32.81	50.02	6,592	308,444	1.80	0.45	0.45	10.04	10.04
2022	23.38	45.46	8,360	360,763	1.81	0.45	0.90	(5.51)	(3.03)
2021	48.11	93.46	8,263	380,113	1.76	0.45	0.90	23.70	24.27
2020	38.71	75.55	8,880	330,242	1.74	0.45	0.90	5.59	6.07
2019	36.50	71.55	8,761	317,938	1.87	0.45	0.90	26.19	26.75

Growth IC
2023	194.79	330.72	242,360	48,932,689	0.13	0.10	1.20	34.62	36.10
2022	143.12	245.67	259,663	38,630,716	0.61	0.10	1.20	(25.36)	(24.53)
2021	189.64	329.13	274,842	54,747,646	-	0.10	1.20	21.75	23.09
2020	154.06	270.34	285,594	47,541,861	0.07	0.10	1.20	42.17	43.75
2019	107.18	190.15	296,235	35,807,187	0.26	0.10	1.20	32.71	34.18

Growth SC
2023	140.11	215.26	5,954	1,150,124	0.04	0.45	0.45	35.49	35.49
2022	103.41	158.88	6,740	973,479	0.51	0.45	0.45	(24.86)	(24.86)
2021	101.70	211.45	6,971	1,344,252	-	0.45	0.90	(1.00)	22.53
2020	172.57	185.25	7,517	1,169,708	0.06	0.45	0.90	42.46	43.10
2019	120.59	130.04	8,647	949,710	0.17	0.45	0.90	32.99	33.58

High Income IC
2023	7.04	58.99	1,307,111	11,011,186	5.69	0.10	1.20	9.16	10.37
2022	6.38	54.04	1,263,690	10,134,462	4.89	0.10	1.20	(12.43)	(11.46)
2021	7.21	61.71	1,323,221	12,730,699	5.43	0.10	1.20	3.17	4.31
2020	6.91	59.82	1,134,251	11,583,033	5.10	0.10	1.20	1.52	2.64
2019	6.73	58.92	1,022,089	11,363,416	5.16	0.10	1.20	13.73	14.99

High Income SC
2023	7.66	7.66	17,385	133,171	5.64	0.45	0.45	10.01	10.01
2022	4.37	6.96	18,583	129,394	4.93	0.45	0.90	(11.95)	(7.16)
2021	7.91	23.21	19,852	158,657	5.22	0.45	0.90	3.56	4.03
2020	7.60	22.41	18,665	157,951	4.93	0.45	0.90	1.73	2.19
2019	7.44	22.03	15,087	165,450	4.09	0.45	0.90	13.89	14.41

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5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Overseas IC
2023	32.12	56.73	299,782	10,464,629	1.02	0.10	1.20	19.07	20.39
2022	26.68	47.65	323,751	9,421,533	1.09	0.10	1.20	(25.38)	(24.56)
2021	35.37	63.85	320,882	12,547,273	0.53	0.10	1.20	18.27	19.58
2020	29.58	53.99	319,296	10,820,923	0.45	0.10	1.20	14.23	15.50
2019	25.61	47.26	316,753	9,893,700	1.72	0.10	1.20	26.24	27.64

Overseas SC
2023	31.54	31.54	3,409	107,509	1.06	0.45	0.45	19.87	19.87
2022	21.58	26.31	3,228	84,925	0.64	0.45	0.45	(25.83)	(24.92)
2021	29.13	35.04	7,865	272,842	0.44	0.45	0.90	(1.62)	19.04
2020	29.44	47.15	8,004	236,874	0.35	0.45	0.90	14.46	14.98
2019	25.60	41.20	8,030	210,799	1.66	0.45	0.90	26.53	27.10

Asset Mgr. IC
2023	23.91	67.97	303,974	9,680,170	2.34	0.10	1.20	11.60	12.83
2022	21.19	60.90	322,491	9,148,147	2.03	0.10	1.20	(15.95)	(15.02)
2021	24.93	72.46	350,027	11,794,332	1.60	0.10	1.20	8.61	9.81
2020	22.70	66.72	368,541	11,538,101	1.49	0.10	1.20	13.50	14.76
2019	19.78	58.78	397,422	11,100,154	1.76	0.10	1.20	16.84	18.13

Asset Mgr. SC
2023	26.47	26.47	1,588	42,033	2.28	0.45	0.45	12.39	12.39
2022	14.16	23.55	1,688	39,767	1.01	0.45	0.45	(15.41)	(13.97)
2021	23.77	27.84	7,584	187,269	1.51	0.45	0.45	9.31	9.31
2020	21.75	25.47	7,410	167,430	1.51	0.45	0.45	14.22	14.22
2019	19.04	22.30	7,284	144,265	1.65	0.45	0.45	17.63	17.63

Inv. Bond IC
2023	14.68	35.05	701,249	10,872,061	2.61	0.10	1.20	4.94	6.10
2022	13.84	33.40	678,087	10,173,893	2.21	0.10	1.20	(14.00)	(13.05)
2021	15.92	38.83	710,479	12,622,379	2.07	0.10	1.20	(1.79)	(0.71)
2020	16.03	39.54	624,839	11,967,673	2.21	0.10	1.20	8.09	9.28
2019	14.67	36.58	611,098	11,585,436	2.71	0.10	1.20	8.36	9.56

Contrafund IC
2023	81.82	164.53	410,385	37,004,895	0.49	0.10	1.20	31.87	33.32
2022	61.37	124.77	436,636	29,816,253	0.51	0.10	1.20	(27.19)	(26.39)
2021	83.37	171.37	455,387	42,782,695	0.06	0.10	1.20	26.31	27.71
2020	65.28	135.68	455,612	35,112,410	0.25	0.10	1.20	29.01	30.44
2019	50.05	105.17	454,086	29,380,634	0.46	0.10	1.20	30.01	31.45

FS-53

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2023	86.13	97.57	13,410	1,298,359	0.37	0.45	0.45	32.74	32.74
2022	37.63	73.50	15,589	1,138,584	0.40	0.45	0.90	(26.71)	(17.09)
2021	100.29	164.23	15,878	1,586,780	0.05	0.45	0.90	26.59	27.14
2020	78.88	129.74	16,846	1,347,484	0.15	0.45	0.90	29.26	29.85
2019	60.75	100.37	17,616	1,178,497	0.36	0.45	0.90	30.27	30.86

Asset Mgr. Gr. IC
2023	28.93	48.81	65,476	1,951,922	1.81	0.10	1.20	14.99	16.25
2022	24.89	42.45	68,158	1,762,256	1.81	0.10	1.20	(17.87)	(16.96)
2021	29.97	51.69	71,491	2,277,606	1.42	0.10	1.20	12.61	13.85
2020	26.33	45.90	70,567	2,061,096	1.08	0.10	1.20	15.86	17.15
2019	22.47	39.61	73,827	2,012,659	1.59	0.10	1.20	21.36	22.71

Asset Mgr. Gr. SC
2023	32.65	32.65	8,739	285,337	1.78	0.45	0.45	15.69	15.69
2022	28.22	28.22	8,718	246,043	1.78	0.45	0.45	(17.32)	(17.32)
2021	34.14	34.14	8,684	296,446	1.36	0.45	0.45	13.38	13.38
2020	30.11	30.11	8,655	260,602	1.07	0.45	0.45	16.63	16.63
2019	19.03	25.82	8,617	222,470	1.58	0.45	0.90	4.07	22.11

Mid Cap IC
2023	62.95	91.88	34,174	2,567,659	0.60	0.10	0.70	14.28	14.96
2022	32.72	54.76	39,971	2,639,139	0.53	0.10	0.80	(14.83)	(11.38)
2021	64.29	93.49	38,368	3,048,442	0.62	0.10	0.80	24.59	25.48
2020	51.24	75.04	41,026	2,621,832	0.65	0.10	0.80	17.25	18.07
2019	43.39	64.00	41,605	2,318,931	0.86	0.10	0.80	22.47	23.33

Strategic IC
2023	12.55	19.67	4,448	84,120	4.59	0.70	0.70	8.65	8.65
2022	11.55	18.10	4,136	73,332	3.55	0.70	0.70	(11.87)	(11.87)
2021	13.11	20.54	4,651	95,528	2.50	0.70	0.70	2.08	3.02
2020	19.94	19.94	6,566	130,934	3.44	0.70	0.70	6.77	6.77
2019	18.68	18.68	6,231	116,377	3.47	0.70	0.70	10.12	10.12

Money Market
2023	0.99	1.11	9,152,615	9,747,075	4.80	0.10	1.20	3.64	4.79
2022	0.95	1.06	10,626,028	10,826,448	1.43	0.10	1.20	0.23	1.34
2021	0.95	1.04	9,364,604	9,449,882	0.01	0.10	1.20	(1.18)	(0.09)
2020	0.96	1.04	11,693,871	11,837,333	0.28	0.10	1.20	(0.88)	0.22
2019	0.97	1.04	8,720,915	8,832,387	2.00	0.10	1.20	0.80	1.91

FS-54

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Alger:
Balanced
2023	28.28	77.75	229,168	6,470,580	1.44	0.10	1.20	16.03	17.31
2022	24.10	67.01	238,915	5,788,595	1.12	0.10	1.20	(12.37)	(11.40)
2021	27.20	76.46	257,892	7,169,593	0.83	0.10	1.20	17.70	19.00
2020	22.86	64.96	233,151	5,829,264	1.27	0.10	1.20	8.91	10.12
2019	20.76	59.65	230,092	5,571,867	1.51	0.10	1.20	18.08	19.38

Capital App
2023	135.63	244.90	23,192	5,117,761	-	0.70	0.70	42.14	42.14
2022	95.42	172.30	20,554	3,302,750	-	0.70	0.70	(36.96)	(36.96)
2021	151.37	273.33	17,482	4,620,536	-	0.70	0.70	18.30	18.30
2020	127.96	231.06	17,653	4,030,895	-	0.70	0.70	35.49	40.77
2019	164.14	164.14	17,664	2,899,521	-	0.70	0.70	32.65	32.65

MFS:
Utilities
2023	46.04	121.08	173,278	8,923,272	3.54	0.10	1.20	(3.27)	(2.21)
2022	47.08	125.18	183,381	9,826,107	2.40	0.10	1.20	(0.44)	0.66
2021	46.78	125.74	190,527	10,387,775	1.74	0.10	1.20	12.73	13.98
2020	41.04	111.54	178,479	9,280,887	2.47	0.10	1.20	4.64	5.79
2019	38.79	106.60	172,795	9,471,857	4.00	0.10	1.20	23.58	24.94

New Discovery
2023	33.90	63.47	140,394	5,019,619	-	0.10	1.20	13.05	14.30
2022	29.66	56.14	146,634	4,631,416	-	0.10	1.20	(30.60)	(29.83)
2021	42.27	80.89	151,344	6,921,217	-	0.10	1.20	0.59	1.70
2020	41.56	80.42	150,609	7,567,031	-	0.10	1.20	44.14	45.74
2019	28.52	55.79	140,120	5,992,283	-	0.10	1.20	40.01	41.56

Total Return
2023	36.76	45.72	20,439	821,739	2.04	0.10	0.70	9.68	10.33
2022	33.32	41.69	22,597	832,930	1.71	0.10	0.70	(10.21)	(9.67)
2021	36.89	46.43	22,542	928,797	1.76	0.10	0.70	13.32	14.00
2020	26.02	32.36	24,119	885,448	2.25	0.10	0.90	1.40	9.70
2019	29.50	36.67	24,686	850,061	2.29	0.10	0.90	19.31	20.26

Value
2023	26.85	42.91	29,867	1,216,176	1.68	0.70	0.70	7.18	7.18
2022	25.05	40.04	29,066	1,112,155	1.52	0.70	0.70	(6.56)	(6.56)
2021	26.81	42.85	25,715	1,087,490	1.41	0.70	0.70	24.58	24.58
2020	21.52	34.39	12,050	413,406	1.49	0.70	0.70	2.75	32.61
2019	33.47	33.47	12,662	423,826	2.15	0.70	0.70	28.90	28.90

FS-55

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Strategic
2023	11.43	11.87	137,846	1,598,237	3.72	0.10	1.20	6.31	7.49
2022	10.63	11.17	145,911	1,579,287	3.46	0.10	1.20	(14.73)	(13.79)
2021	12.33	13.10	159,277	2,010,149	3.14	0.10	1.20	(0.73)	0.37
2020	12.29	13.19	157,148	2,006,319	3.81	0.10	1.20	8.04	9.24
2019	11.25	12.21	153,272	1,821,715	3.51	0.10	1.20	10.27	11.49

Research
2023	22.08	22.26	299,288	6,619,738	1.07	0.10	0.70	12.23	12.90
2022	15.10	19.72	302,486	5,943,731	1.87	0.10	0.90	(17.66)	(14.88)
2021	23.71	23.95	300,849	7,208,186	0.83	0.10	0.90	10.58	11.46
2020	21.44	21.48	296,016	6,398,353	2.09	0.10	0.90	11.93	12.84
2019	19.04	19.16	313,746	6,050,906	1.49	0.10	0.90	26.90	27.92

Global Real Estate
2023	16.68	16.68	495	8,254	1.56	0.70	0.70	5.36	10.68
2022	15.07	15.07	59	887	1.91	0.70	0.70	(27.45)	(27.45)
2021	20.77	20.77	7	150	1.27	0.70	0.70	29.22	29.22
2020	16.07	16.07	1	9	-	0.70	0.70	1.32	1.32
2019	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2023	17.22	26.53	535,631	9,269,562	1.62	0.10	1.20	10.64	11.86
2022	15.39	23.98	536,167	8,507,290	0.44	0.10	1.20	(25.98)	(25.16)
2021	20.57	32.39	498,519	10,925,168	0.83	0.10	1.20	1.76	2.88
2020	19.99	31.83	466,038	10,499,496	1.42	0.10	1.20	13.07	14.33
2019	17.49	28.15	458,506	9,779,156	1.06	0.10	1.20	18.16	19.47

Intl. Magnum
2023	14.27	21.58	95,174	1,398,394	1.67	0.10	1.20	12.71	13.96
2022	12.52	19.14	99,081	1,288,030	-	0.10	1.20	(17.93)	(17.02)
2021	15.09	23.33	103,697	1,663,704	1.83	0.10	1.20	7.07	8.26
2020	13.94	21.78	99,885	1,545,465	1.47	0.10	1.20	9.59	10.81
2019	12.58	19.88	99,819	1,495,187	1.85	0.10	1.20	16.37	17.65

U.S. Real Estate
2023	23.34	53.87	495,995	11,874,301	2.25	0.10	1.20	13.15	14.40
2022	20.40	47.60	468,407	10,323,057	1.21	0.10	1.20	(27.92)	(27.13)
2021	28.00	66.05	450,575	14,780,781	2.07	0.10	1.20	38.14	39.66
2020	20.05	47.81	440,509	11,612,413	2.89	0.10	1.20	(17.85)	(16.93)
2019	24.13	58.20	334,291	11,967,796	1.88	0.10	1.20	17.52	18.82

FS-56

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2023	3.80	5.14	431,052	1,540,340	1.61	0.10	1.20	15.43	16.70
2022	3.25	4.46	408,712	1,310,806	1.19	0.10	1.20	(16.42)	(15.50)
2021	3.85	5.33	388,047	1,540,254	1.19	0.10	1.20	13.74	15.00
2020	3.35	4.69	356,104	1,341,961	1.51	0.10	1.20	13.88	15.14
2019	2.91	4.12	373,927	1,256,662	1.67	0.10	1.20	22.92	24.28

Mid Cap
2023	53.74	83.68	9,050	458,625	0.19	0.10	1.20	10.31	11.53
2022	48.19	75.86	9,444	430,446	-	0.10	1.20	(20.44)	(19.57)
2021	59.91	95.35	10,366	589,759	0.19	0.10	1.20	13.65	14.91
2020	52.13	83.89	10,164	571,562	0.42	0.10	1.20	10.91	12.14
2019	46.49	75.64	10,710	594,426	0.44	0.10	1.20	29.80	31.23

American Century:
Income & Growth
2023	16.96	16.96	845,233	14,372,356	1.55	0.10	0.70	7.90	8.55
2022	7.17	15.62	823,553	13,210,319	1.76	0.10	0.90	(12.82)	(5.01)
2021	17.92	25.38	851,912	16,246,066	1.08	0.10	0.90	22.55	23.53
2020	14.51	20.71	822,259	13,383,709	1.96	0.10	0.90	10.81	11.70
2019	12.99	18.69	820,349	12,674,706	2.08	0.10	0.90	22.84	23.83

Value
2023	17.64	17.64	3,016	53,191	2.39	0.20	0.20	8.88	8.88
2022	16.20	16.20	3,073	49,778	2.06	0.20	0.20	0.34	0.34
2021	16.14	16.14	3,729	60,192	1.60	0.20	0.20	24.26	24.26
2020	11.17	12.99	6,723	87,338	2.36	0.20	0.70	(17.96)	0.78
2019	12.89	23.39	6,341	85,140	2.12	0.20	0.70	26.15	26.78

Mid Cap
2023	34.63	47.54	224,270	8,722,994	2.33	0.10	0.70	5.40	6.03
2022	21.15	32.66	201,342	7,629,177	2.24	0.10	0.90	(1.29)	0.47
2021	33.09	43.56	208,768	8,317,814	1.17	0.10	0.90	22.11	23.08
2020	26.88	35.68	199,765	6,789,198	1.85	0.10	0.90	0.30	1.11
2019	26.59	35.57	190,865	6,725,479	2.06	0.10	0.90	28.00	29.02

AIM:
Intl. Growth
2023	51.16	52.48	119,777	6,171,787	0.20	0.10	0.70	17.33	18.03
2022	28.94	43.35	123,609	5,439,331	1.72	0.10	0.90	(18.39)	(16.46)
2021	53.11	53.62	127,878	6,960,587	1.31	0.10	0.90	4.93	5.78
2020	50.21	51.10	123,815	6,454,142	2.39	0.10	0.90	12.97	13.88
2019	44.09	45.24	127,758	5,926,340	1.57	0.10	0.90	27.43	28.44
FS-57

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Global
2023	18.88	21.44	37,938	780,436	1.55	0.10	0.70	8.29	8.94
2022	17.33	19.80	36,750	696,221	2.91	0.10	0.70	(25.46)	(25.01)
2021	17.99	23.11	40,345	1,026,430	3.26	0.10	0.80	8.15	25.58
2020	18.40	21.08	42,948	880,044	4.95	0.10	0.80	(13.02)	(12.40)
2019	21.01	24.24	45,942	1,087,165	4.59	0.10	0.80	22.02	22.88

Small Cap
2023	24.47	43.71	18,762	791,418	-	0.70	0.70	15.77	15.77
2022	21.14	37.76	18,790	682,983	-	0.70	0.70	(21.06)	(21.06)
2021	26.78	47.83	18,795	854,826	0.17	0.70	0.70	19.56	19.56
2020	22.40	40.00	16,308	649,450	0.34	0.70	0.70	26.36	87.34
2019	31.66	31.66	17,540	555,324	-	0.70	0.70	25.72	25.72

Global Value
2023	14.27	29.31	199,397	2,865,739	0.57	0.10	1.20	20.28	21.61
2022	11.73	24.37	209,793	2,508,457	0.34	0.10	1.20	(22.81)	(21.95)
2021	15.03	31.57	215,955	3,392,650	0.97	0.10	1.20	14.59	15.86
2020	12.97	27.55	209,590	2,976,283	1.36	0.10	1.20	11.87	13.12
2019	11.47	24.63	212,648	2,802,383	1.42	0.10	1.20	23.70	25.07

Discovery Mid Cap
2023	62.81	99.09	18,499	1,820,438	-	0.10	0.70	13.02	13.04
2022	55.51	87.66	20,052	1,748,197	-	0.10	0.80	(31.45)	(31.05)
2021	125.68	127.14	20,511	2,598,082	-	0.10	0.80	18.17	18.98
2020	106.36	106.86	24,291	2,589,864	-	0.10	0.80	47.48	48.17
2019	5.46	7.57	225,976	1,805,464	-	0.10	0.90	16.36	34.21

Global Securities
2023	56.06	94.16	35,355	2,928,485	0.24	0.70	0.70	33.80	33.80
2022	41.90	70.37	33,087	2,118,967	-	0.70	0.70	(32.24)	(32.24)
2021	61.83	103.85	27,363	2,690,099	-	0.70	0.70	14.69	14.69
2020	53.92	90.55	23,285	2,064,239	0.73	0.70	0.70	26.75	31.26
2019	71.44	71.44	19,888	1,420,920	0.90	0.70	0.70	30.87	30.87

Summit:
S&P MidCap
2023	200.50	208.84	192,498	39,400,551	1.24	0.10	1.20	14.74	16.00
2022	172.84	182.01	212,120	35,478,561	0.94	0.10	1.20	(14.37)	(13.42)
2021	199.63	212.54	244,518	43,294,276	0.84	0.10	1.20	22.93	24.29
2020	160.62	172.90	321,010	37,609,720	1.23	0.10	1.20	11.97	13.21
2019	141.88	154.42	408,191	35,047,252	1.17	0.10	1.20	24.33	25.71

FS-58

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Russell Small Cap
2023	134.99	141.16	211,564	30,951,601	0.88	0.10	1.20	15.21	16.48
2022	115.88	122.52	227,015	27,140,925	0.83	0.10	1.20	(21.46)	(20.60)
2021	145.94	156.01	248,614	34,939,466	0.75	0.10	1.20	13.16	14.41
2020	127.56	137.86	296,064	31,892,938	1.08	0.10	1.20	18.21	19.52
2019	106.72	116.62	362,305	28,381,231	0.93	0.10	1.20	23.58	24.95

Nasdaq-100 Index
2023	185.09	223.70	110,845	21,599,974	0.33	0.10	0.70	53.33	54.25
2022	93.02	120.00	137,342	15,268,537	0.18	0.10	0.90	(32.71)	(17.59)
2021	40.48	178.33	153,853	22,690,020	0.28	0.10	0.90	25.74	26.75
2020	32.19	140.70	222,040	19,897,925	0.47	0.10	0.90	46.89	48.08
2019	21.91	95.02	310,761	14,341,039	0.52	0.10	0.90	37.54	38.64

EAFE Intl.
2023	114.62	120.50	100,808	12,419,131	3.00	0.10	1.20	16.20	17.66
2022	98.64	102.42	103,587	10,925,083	3.61	0.10	1.20	(15.69)	(14.67)
2021	116.99	120.03	104,166	12,992,353	1.77	0.10	1.20	9.56	10.76
2020	106.78	108.36	106,839	12,127,280	3.42	0.10	1.20	6.48	7.66
2019	100.28	100.65	103,479	11,080,575	2.68	0.10	1.20	19.63	21.14

Barclays
2023	60.72	66.43	147,325	9,046,733	2.76	0.10	0.70	4.74	5.37
2022	47.25	57.62	146,271	8,570,824	2.67	0.10	0.90	(12.61)	(8.88)
2021	65.94	68.22	155,498	10,520,775	2.44	0.10	0.90	(2.70)	(1.92)
2020	67.23	70.11	139,490	9,727,059	2.86	0.10	0.90	6.38	7.23
2019	62.70	65.90	139,007	9,210,137	3.15	0.10	0.90	7.44	8.30

S&P 500
2023	293.82	335.68	376,202	116,093,561	1.37	0.10	1.20	24.42	25.80
2022	233.57	269.79	397,919	98,306,890	1.23	0.10	1.20	(19.31)	(18.42)
2021	286.32	334.37	419,667	128,110,089	1.33	0.10	1.20	26.89	28.29
2020	223.18	263.52	432,872	105,258,806	1.70	0.10	1.20	16.69	17.98
2019	189.16	225.83	451,249	96,218,293	1.78	0.10	1.20	29.59	31.02

Moderate
2023	22.07	22.61	141,339	3,161,127	1.44	0.10	0.70	11.15	11.81
2022	17.03	20.22	144,650	2,896,434	1.09	0.10	0.90	(14.26)	(5.71)
2021	22.95	23.59	154,341	3,611,085	1.07	0.10	0.90	9.08	9.95
2020	21.04	21.45	137,779	2,940,076	1.71	0.10	0.90	4.41	5.25
2019	20.15	20.38	137,486	2,799,582	1.54	0.10	0.90	15.97	16.90

FS-59

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Growth
2023	23.51	23.97	6,287	150,395	1.30	0.70	0.70	14.85	14.85
2022	20.47	20.87	5,818	121,190	0.86	0.70	0.70	(15.53)	(15.53)
2021	24.24	24.71	1,788	44,026	1.07	0.70	0.70	15.06	15.06
2020	21.06	21.48	1,287	27,505	1.72	0.70	0.70	1.44	6.07
2019	21.17	21.17	1,403	29,694	1.48	0.70	0.70	18.39	18.39

Mod. Growth
2023	23.44	24.09	233,819	5,560,391	1.38	0.10	0.70	13.00	13.68
2022	18.33	21.19	231,377	4,832,949	0.99	0.10	0.90	(14.69)	(9.46)
2021	23.80	24.84	250,664	6,132,378	1.01	0.10	0.90	12.63	13.53
2020	21.13	21.88	239,167	5,154,890	1.66	0.10	0.90	2.82	3.65
2019	20.55	21.11	240,379	5,010,187	1.46	0.10	0.90	17.50	18.45

Third Avenue:
Value
2023	27.71	38.79	347,389	10,118,201	2.34	0.10	0.70	19.97	20.69
2022	21.16	22.96	369,083	9,016,957	1.41	0.10	0.90	10.66	15.99
2021	19.79	39.78	380,753	8,167,010	0.67	0.10	0.90	21.01	21.95
2020	16.23	32.87	392,519	7,478,338	2.77	0.10	0.90	(3.27)	(2.49)
2019	16.65	33.98	356,726	7,651,521	0.27	0.10	0.90	11.46	12.35

Dreyfus:
MidCap
2023	31.64	68.49	46,977	1,473,702	0.61	0.10	0.70	17.87	31.25
2022	16.36	26.84	50,575	1,361,675	0.45	0.10	0.90	(14.37)	(7.89)
2021	31.35	59.43	53,604	1,734,225	0.44	0.10	0.90	24.42	25.44
2020	24.99	47.76	53,827	1,479,505	0.55	0.10	0.90	6.88	7.74
2019	23.20	44.69	51,796	1,419,886	0.40	0.10	0.90	18.78	19.74

Scudder:
Small Mid Value
2023	23.36	28.16	64,560	1,583,952	1.15	0.10	0.70	14.15	14.83
2022	20.34	24.67	60,323	1,340,919	0.84	0.10	0.70	(16.39)	(15.89)
2021	15.47	24.18	69,737	1,842,335	1.38	0.10	0.80	30.37	31.72
2020	12.00	18.55	53,721	1,153,590	1.42	0.10	0.90	(16.86)	(0.90)
2019	18.72	22.47	53,154	1,163,278	0.73	0.10	0.90	20.42	21.39

Thematic
2023	16.49	16.66	19,998	329,180	1.03	0.10	0.70	15.24	15.93
2022	14.31	14.38	20,660	294,129	1.05	0.10	0.70	(29.01)	(28.58)
2021	18.80	20.13	21,030	420,726	0.34	0.10	0.80	6.98	8.00
2020	18.44	18.64	21,055	392,122	1.32	0.10	0.80	21.53	22.57
2019	15.17	15.21	37,698	575,303	1.09	0.10	0.80	30.18	31.09

FS-60

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Capital Growth
2023	52.95	96.31	5,729	445,669	0.07	0.70	0.70	37.61	37.61
2022	38.48	69.99	3,825	234,992	0.09	0.70	0.70	(31.22)	(31.22)
2021	55.94	101.76	3,043	288,275	0.20	0.70	0.70	21.92	21.92
2020	45.88	83.46	2,555	210,304	0.52	0.70	0.70	38.07	54.79
2019	60.45	60.45	2,851	172,334	0.40	0.70	0.70	36.18	36.18

Neuberger Berman:
Regency
2023	25.12	37.74	18,990	601,283	1.15	0.10	0.70	10.23	10.89
2022	22.65	34.24	18,687	528,483	0.58	0.10	0.70	(10.38)	(9.84)
2021	20.33	25.12	28,297	840,938	0.46	0.10	0.90	21.58	32.67
2020	15.39	18.94	15,096	364,283	1.03	0.10	0.90	(2.72)	2.88
2019	19.47	30.24	15,755	438,210	0.63	0.10	0.80	15.82	16.63

Equity
2023	39.94	42.25	7,798	329,099	0.35	0.70	0.70	26.02	26.02
2022	31.69	33.53	8,733	292,778	0.44	0.70	0.70	(19.02)	(7.63)
2021	41.40	41.40	9,424	390,185	0.39	0.70	0.70	22.62	22.62
2020	33.77	33.77	9,368	316,326	0.64	0.70	0.70	18.73	18.73
2019	28.44	28.44	8,645	245,862	0.42	0.70	0.70	9.01	9.01

T. Rowe:
Blue Chip
2023	52.08	57.35	287,839	15,763,875	-	0.10	0.70	47.92	48.81
2022	29.23	38.54	303,278	11,138,861	-	0.10	0.90	(38.72)	(22.13)
2021	56.00	62.89	252,970	15,101,278	-	0.10	0.90	16.28	17.21
2020	48.16	53.66	270,350	13,701,242	-	0.10	0.90	32.72	33.78
2019	36.29	40.11	314,047	11,841,983	-	0.10	0.90	28.42	29.45

Equity Income
2023	37.43	57.99	8,557	487,834	1.88	0.70	0.70	8.55	8.55
2022	34.48	53.42	9,620	499,253	1.68	0.70	0.70	(4.26)	(4.26)
2021	36.02	55.79	9,375	521,556	1.48	0.70	0.70	24.35	24.35
2020	28.96	44.87	3,405	151,558	2.13	0.70	0.70	0.25	44.54
2019	44.76	44.76	3,232	144,654	2.07	0.70	0.70	25.17	25.17

Franklin Templeton:
Income
2023	19.13	33.42	22,600	564,699	5.15	0.10	0.70	7.87	8.52
2022	17.63	30.98	23,184	544,868	4.79	0.10	0.70	(6.13)	(5.57)
2021	16.76	18.66	22,384	563,495	4.65	0.10	0.90	7.57	16.63
2020	16.00	28.46	19,330	430,988	5.77	0.10	0.70	(0.01)	0.60
2019	15.91	15.91	19,038	420,228	4.76	0.10	0.80	2.84	11.44

FS-61

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Global Bond
2023	15.05	16.27	228,719	3,507,025	-	0.10	0.70	2.17	2.78
2022	12.48	14.64	213,967	3,232,524	-	0.10	0.90	(5.04)	(2.81)
2021	15.42	16.61	238,679	3,855,880	-	0.10	0.90	(5.84)	(5.09)
2020	16.25	17.64	195,967	3,397,110	7.88	0.10	0.90	(6.13)	(5.38)
2019	17.17	18.80	175,228	3,286,719	7.19	0.10	0.90	1.10	1.91

Ivy:
Science
2023	46.89	88.20	21,882	1,685,691	-	0.70	0.70	38.10	38.10
2022	33.96	63.87	20,161	1,199,065	-	0.70	0.70	(32.31)	(32.31)
2021	50.17	94.36	19,355	1,778,122	-	0.70	0.70	14.37	14.37
2020	43.87	82.51	19,710	1,612,645	-	0.70	0.70	34.42	59.51
2019	61.38	61.38	15,330	940,965	-	0.70	0.70	48.44	48.44

Balanced
2023	11.67	14.37	18,809	211,259	0.74	0.10	0.70	15.23	15.91
2022	10.07	12.47	16,842	165,598	1.11	0.10	0.70	(16.64)	(16.14)
2021	9.39	12.01	17,313	204,105	0.98	0.10	0.90	8.25	15.85
2020	8.70	10.37	14,257	149,835	1.20	0.10	0.90	1.85	14.00
2019	9.09	11.46	18,823	182,383	1.21	0.10	0.70	21.24	21.97

Pimco:
Total Return
2023	11.64	15.12	165,536	2,192,241	3.57	0.10	0.70	5.20	5.83
2022	8.98	11.00	160,548	2,036,627	2.58	0.10	0.90	(14.38)	(6.37)
2021	12.84	16.13	207,994	3,107,653	1.82	0.10	0.90	(2.15)	(1.36)
2020	13.02	16.49	200,990	3,073,945	2.12	0.10	0.90	7.67	8.54
2019	12.00	15.31	188,448	2,741,126	3.01	0.10	0.90	7.38	8.25

Low Duration
2023	10.83	10.88	98,083	1,053,051	3.60	0.10	0.70	4.24	4.87
2022	9.48	10.38	98,664	1,011,887	1.66	0.10	0.80	(5.83)	(0.91)
2021	10.23	11.02	99,787	1,097,008	0.52	0.10	0.90	(1.80)	(1.03)
2020	11.14	11.14	84,687	944,392	1.22	0.10	0.90	2.05	2.89
2019	10.82	10.91	87,748	963,321	2.72	0.10	0.90	3.10	3.92

Real Return
2023	13.55	13.97	4,714	64,026	2.84	0.10	0.70	2.85	3.46
2022	13.10	13.58	4,508	59,021	6.91	0.10	0.70	(12.60)	(12.08)
2021	13.99	14.90	11,259	166,488	4.67	0.10	0.90	0.16	5.38
2020	13.91	14.14	21,887	308,486	1.38	0.10	0.90	0.97	11.52
2019	12.64	12.68	4,368	56,810	1.90	0.10	0.80	0.61	6.56

FS-62

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson:
Balanced
2023	15.87	18.61	22,631	360,851	1.99	0.10	0.70	12.04	12.71
2022	14.08	16.61	23,803	337,156	1.43	0.10	0.70	(13.49)	(12.97)
2021	11.81	16.17	29,463	494,131	1.22	0.10	0.80	4.95	10.68
2020	14.61	17.29	34,319	535,499	2.02	0.10	0.80	8.26	9.01
2019	13.41	15.97	36,883	530,779	2.10	0.10	0.80	15.34	16.14

Growth
2023	17.66	20.44	12,237	209,320	1.84	0.10	0.70	14.47	15.15
2022	15.34	17.86	11,699	177,277	1.55	0.10	0.70	(13.85)	(13.34)
2021	17.70	20.73	12,062	213,388	1.23	0.10	0.70	14.09	14.77
2020	11.46	15.42	12,580	193,873	2.09	0.10	0.80	(5.05)	9.90
2019	14.03	16.47	12,040	174,884	1.86	0.10	0.80	18.70	19.65

Income
2023	11.39	13.82	20,070	297,389	2.15	0.10	0.70	9.83	10.48
2022	9.19	12.51	20,262	273,468	1.64	0.10	0.80	(12.62)	(7.02)
2021	14.31	16.95	22,483	352,051	1.39	0.10	0.80	5.62	6.36
2020	13.46	16.05	24,278	361,110	2.20	0.10	0.80	7.56	8.32
2019	12.42	14.92	21,321	301,646	2.08	0.10	0.80	12.00	12.79

American Funds:
IS New World
2023	29.23	29.23	1,609	47,027	1.63	0.70	0.70	15.19	15.19
2022	25.37	25.37	435	11,034	1.29	0.70	0.70	(22.64)	(22.64)
2021	32.80	32.80	878	28,783	1.04	0.70	0.70	4.19	4.19
2020	31.48	31.48	65	2,032	-	0.70	0.70	2.87	16.23
2019	-	-	-	-	-	-	-	-	-

FS-63

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2023	2022
Fidelity:
Equity-Income IC
Units issued	294,645	317,471
Units redeemed	(333,435)	(340,093)
Net increase(decrease)	(38,790)	(22,622)

Equity-Income SC
Units issued	2,450	3,181
Units redeemed	(4,218)	(3,084)
Net increase(decrease)	(1,768)	97

Growth IC
Units issued	45,490	52,917
Units redeemed	(62,793)	(68,096)
Net increase(decrease)	(17,303)	(15,179)

Growth SC
Units issued	289	230
Units redeemed	(1,075)	(461)
Net increase(decrease)	(786)	(231)

High Income IC
Units issued	3,616,811	3,425,395
Units redeemed	(3,573,390)	(3,484,926)
Net increase(decrease)	43,421	(59,531)

High Income SC
Units issued	28,517	28,661
Units redeemed	(29,715)	(29,930)
Net increase(decrease)	(1,198)	(1,269)

Overseas IC
Units issued	258,188	264,942
Units redeemed	(282,157)	(262,073)
Net increase(decrease)	(23,969)	2,869

Overseas SC
Units issued	2,001	1,340
Units redeemed	(1,820)	(5,977)
Net increase(decrease)	181	(4,637)

FS-64

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
Asset Mgr. IC
Units issued	55,105	54,802
Units redeemed	(73,622)	(82,338)
Net increase(decrease)	(18,517)	(27,536)

Asset Mgr. SC
Units issued	3,064	3,075
Units redeemed	(3,164)	(8,971)
Net increase(decrease)	(100)	(5,896)

Inv. Bond IC
Units issued	1,809,393	1,729,924
Units redeemed	(1,786,231)	(1,762,316)
Net increase(decrease)	23,162	(32,392)

Contrafund IC
Units issued	167,352	181,189
Units redeemed	(193,603)	(199,940)
Net increase(decrease)	(26,251)	(18,751)

Contrafund SC
Units issued	2,875	3,669
Units redeemed	(5,054)	(3,958)
Net increase(decrease)	(2,179)	(289)

Asset Mgr. Gr. IC
Units issued	37,328	45,660
Units redeemed	(40,010)	(48,993)
Net increase(decrease)	(2,682)	(3,333)

Asset Mgr. Gr. SC
Units issued	464	485
Units redeemed	(443)	(451)
Net increase(decrease)	21	34

Mid Cap IC
Units issued	25,358	36,077
Units redeemed	(31,155)	(34,474)
Net increase(decrease)	(5,797)	1,603

FS-65

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
Strategic IC
Units issued	2,265	1,615
Units redeemed	(1,953)	(2,130)
Net increase(decrease)	312	(515)

Money Market
Units issued	12,791,314	17,285,144
Units redeemed	(14,264,727)	(16,023,720)
Net increase(decrease)	(1,473,413)	1,261,424

Alger:
Balanced
Units issued	133,756	148,435
Units redeemed	(143,503)	(167,412)
Net increase(decrease)	(9,747)	(18,977)

Capital App
Units issued	7,880	5,965
Units redeemed	(5,242)	(2,893)
Net increase(decrease)	2,638	3,072

MFS:
Utilities
Units issued	106,354	119,544
Units redeemed	(116,457)	(126,690)
Net increase(decrease)	(10,103)	(7,146)

New Discovery
Units issued	62,060	46,885
Units redeemed	(68,300)	(51,595)
Net increase(decrease)	(6,240)	(4,710)

Total Return
Units issued	23,133	22,060
Units redeemed	(25,291)	(22,005)
Net increase(decrease)	(2,158)	55

Value
Units issued	52,687	61,801
Units redeemed	(51,886)	(58,450)
Net increase(decrease)	801	3,351

FS-66

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
MFS, continued:
Strategic
Units issued	144,003	151,737
Units redeemed	(152,068)	(165,103)
Net increase(decrease)	(8,065)	(13,366)

Research
Units issued	1,110,072	1,165,409
Units redeemed	(1,113,270)	(1,163,772)
Net increase(decrease)	(3,198)	1,637

Global Real Estate
Units issued	454	58
Units redeemed	(18)	(6)
Net increase(decrease)	436	52

Van Kampen:
Emerging Markets
Units issued	1,362,324	1,267,538
Units redeemed	(1,362,860)	(1,229,890)
Net increase(decrease)	(536)	37,648

Intl. Magnum
Units issued	68,054	71,779
Units redeemed	(71,961)	(76,395)
Net increase(decrease)	(3,907)	(4,616)

U.S. Real Estate
Units issued	1,460,251	1,287,860
Units redeemed	(1,432,663)	(1,270,028)
Net increase(decrease)	27,588	17,832

Calvert:
Balanced
Units issued	238,595	236,659
Units redeemed	(216,255)	(215,994)
Net increase(decrease)	22,340	20,665

Mid Cap
Units issued	44	72
Units redeemed	(438)	(994)
Net increase(decrease)	(394)	(922)

FS-67

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
American Century:
Income & Growth
Units issued	2,272,757	2,188,435
Units redeemed	(2,251,077)	(2,216,794)
Net increase(decrease)	21,680	(28,359)

Value
Units issued	4,467	4,341
Units redeemed	(4,524)	(4,997)
Net increase(decrease)	(57)	(656)

Mid Cap
Units issued	537,952	519,445
Units redeemed	(515,024)	(526,871)
Net increase(decrease)	22,928	(7,426)

AIM:
Intl. Growth
Units issued	429,861	423,236
Units redeemed	(433,693)	(427,505)
Net increase(decrease)	(3,832)	(4,269)

Global
Units issued	35,305	29,068
Units redeemed	(34,117)	(32,663)
Net increase(decrease)	1,188	(3,595)

Small Cap
Units issued	6,768	7,476
Units redeemed	(6,796)	(7,481)
Net increase(decrease)	(28)	(5)

Global Value
Units issued	155,070	169,561
Units redeemed	(165,466)	(175,723)
Net increase(decrease)	(10,396)	(6,162)

Discovery Mid Cap
Units issued	12,601	12,279
Units redeemed	(14,154)	(12,738)
Net increase(decrease)	(1,553)	(459)

FS-68

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
AIM, continued:
Global Securities
Units issued	11,081	13,662
Units redeemed	(8,813)	(7,938)
Net increase(decrease)	2,268	5,724

Summit:
S&P MidCap
Units issued	214,067	267,360
Units redeemed	(233,689)	(299,758)
Net increase(decrease)	(19,622)	(32,398)

Russell Small Cap
Units issued	225,847	268,537
Units redeemed	(241,298)	(290,136)
Net increase(decrease)	(15,451)	(21,599)

Nasdaq-100 Index
Units issued	212,468	270,278
Units redeemed	(238,965)	(286,789)
Net increase(decrease)	(26,497)	(16,511)

EAFE Intl.
Units issued	261,864	285,223
Units redeemed	(264,643)	(285,802)
Net increase(decrease)	(2,779)	(579)

Barclays
Units issued	463,441	462,490
Units redeemed	(462,387)	(471,717)
Net increase(decrease)	1,054	(9,227)

S&P 500
Units issued	309,380	326,836
Units redeemed	(331,097)	(348,584)
Net increase(decrease)	(21,717)	(21,748)

Moderate
Units issued	546,792	577,285
Units redeemed	(550,103)	(586,976)
Net increase(decrease)	(3,311)	(9,691)

FS-69

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Summit, continued:
Growth
Units issued	16,696	8,492
Units redeemed	(16,227)	(4,462)
Net increase(decrease)	469	4,030

Mod. Growth
Units issued	972,265	991,385
Units redeemed	(969,823)	(1,010,672)
Net increase(decrease)	2,442	(19,287)

Third Avenue:
Value
Units issued	330,094	570,891
Units redeemed	(351,788)	(582,561)
Net increase(decrease)	(21,694)	(11,670)

Dreyfus:
MidCap
Units issued	46,757	35,041
Units redeemed	(50,355)	(38,070)
Net increase(decrease)	(3,598)	(3,029)

Scudder:
Small Mid Value
Units issued	55,311	49,508
Units redeemed	(51,074)	(58,922)
Net increase(decrease)	4,237	(9,414)

Thematic
Units issued	97,240	15,704
Units redeemed	(97,902)	(16,074)
Net increase(decrease)	(662)	(370)

Capital Growth
Units issued	4,102	1,989
Units redeemed	(2,198)	(1,207)
Net increase(decrease)	1,904	782

Neuberger Berman:
Regency
Units issued	17,976	18,224
Units redeemed	(17,673)	(27,834)
Net increase(decrease)	303	(9,610)

FS-70

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Neuberger Berman, continued:
Equity
Units issued	2,520	1,597
Units redeemed	(3,455)	(2,288)
Net increase(decrease)	(935)	(691)

T. Rowe:
Blue Chip
Units issued	750,900	724,019
Units redeemed	(766,339)	(673,711)
Net increase(decrease)	(15,439)	50,308

Equity Income
Units issued	19,793	23,619
Units redeemed	(20,856)	(23,374)
Net increase(decrease)	(1,063)	245

Franklin Templeton:
Income
Units issued	40,442	37,876
Units redeemed	(41,026)	(37,076)
Net increase(decrease)	(584)	800

Global Bond
Units issued	906,947	904,054
Units redeemed	(892,195)	(928,766)
Net increase(decrease)	14,752	(24,712)

Ivy:
Science
Units issued	16,931	15,026
Units redeemed	(15,210)	(14,220)
Net increase(decrease)	1,721	806

Balanced
Units issued	8,252	6,479
Units redeemed	(6,285)	(6,950)
Net increase(decrease)	1,967	(471)

Pimco:
Total Return
Units issued	133,041	123,010
Units redeemed	(128,053)	(170,456)
Net increase(decrease)	4,988	(47,446)

FS-71

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Pimco, continued:
Low Duration
Units issued	254,330	260,389
Units redeemed	(254,911)	(261,512)
Net increase(decrease)	(581)	(1,123)

Real Return
Units issued	1,056	8,257
Units redeemed	(850)	(15,008)
Net increase(decrease)	206	(6,751)

Ibbotson:
Balanced
Units issued	15,748	30,888
Units redeemed	(16,920)	(36,548)
Net increase(decrease)	(1,172)	(5,660)

Growth
Units issued	7,299	6,970
Units redeemed	(6,761)	(7,333)
Net increase(decrease)	538	(363)

Income
Units issued	20,622	29,013
Units redeemed	(20,814)	(31,234)
Net increase(decrease)	(192)	(2,221)

American Funds:
IS New World
Units issued	2,555	328
Units redeemed	(1,381)	(771)
Net increase(decrease)	1,174	(443)

FS-72

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2023 AND 2022 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2023

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2023

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2023 and 2022, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2023, and the related notes to the financial statements - statutory basis (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

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Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2023, are presented for purposes of additional analysis and are not a required part of the 2023 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to

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the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 22, 2024

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AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2023	2022
Bonds	$ 11,364,738	$ 11,039,681
Preferred stocks	5,426	13,583
Common stocks	505,230	513,568
Mortgage loans	2,197,964	2,272,619
Real estate:
Properties occupied by the company	37,427	34,509
Properties held for the production of income	4,666	4,739
Properties held for sale	—	672
Cash, cash equivalents, and short-term investments	156,881	42,135
Loans on insurance contracts	734,995	614,038
Other investments	1,279,668	999,463
Total Cash and Invested Assets	16,286,995	15,535,007

Investment income due and accrued	133,078	119,326
Deferred and uncollected premiums	116,737	117,912
Net deferred income tax asset	116,402	96,762
Funds held under coinsurance - affiliate	37,096	38,068
Other admitted assets	147,578	133,570
Separate account assets	10,379,450	9,286,022
Total Admitted Assets	$ 27,217,336	$ 25,326,667

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 12,544,439	$ 11,903,359
Deposit-type funds	1,170,436	1,170,856
Reserves for unpaid claims	141,720	157,230
Dividends payable to policyholders	25,603	23,805
Interest maintenance reserve	55,841	67,691
Accrued commissions, expenses and insurance taxes	145,356	129,043
Federal income taxes payable	28,255	6,243
Asset valuation reserve	336,910	264,477
Other liabilities	464,163	418,377
Separate account liabilities	10,379,450	9,286,022
Total Liabilities	25,292,173	23,427,103

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,976	49,967
Unassigned surplus	1,441,238	1,415,648
Total Capital and Surplus	1,925,163	1,899,564
Total Liabilities, Capital and Surplus	$ 27,217,336	$ 25,326,667

The accompanying notes are an integral part of these statutory basis financial statements.

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AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
Premiums and Other Revenue
Premiums, net	$ 3,779,855	$ 3,552,816	$ 3,653,978
Net investment income	622,185	513,947	614,996
Commissions and expense allowances on reinsurance ceded	33,566	30,695	28,594
Modco reinsurance adjustment – affiliate	11,843	(38,186)	1,003
Income from fees associated with separate accounts	63,552	65,818	77,749
Miscellaneous income	62,673	47,868	38,397
Total Premiums and Other Revenue	4,573,674	4,172,958	4,414,717

Expenses
Benefits to policyholders	3,358,782	3,054,105	3,399,801
Change in reserves for life, accident and health policies	636,666	513,353	533,841
Commissions	318,711	283,469	278,055
General insurance expenses	589,251	523,108	490,947
Taxes, licenses and fees	59,330	56,276	52,415
Net transfers from separate accounts	(487,201)	(363,372)	(471,335)
Total Expenses	4,475,539	4,066,939	4,283,724

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	98,135	106,019	130,993
Dividends to policyholders	25,630	22,473	24,449
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	72,505	83,546	106,544
Federal income tax expense (benefit)	31,114	(143)	17,359
Gain from Operations before Net Realized Capital Gains	41,391	83,689	89,185
Net realized capital gains, net of taxes	32,387	18,027	7,046
Net Income	73,778	101,716	96,231

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	50,539	(134,296)	147,922
Change in net deferred income taxes	65,216	11,944	17,156
Change in nonadmitted assets	(50,383)	(57,361)	10,189
Change in asset valuation reserve	(72,433)	30,678	(43,318)
Change in liability for reinsurance in unauthorized companies	—	12	(12)
Change in unrecognized actuarial losses on pension, net of tax	(250)	4,730	1,234
Amortization of reinsurance gain, net of tax	(3,954)	(3,377)	(2,832)
Dissolution of subsidiary	(95,745)	(31,756)	—
Cumulative effect of change in accounting principle	58,822	—	—
Net Change in Capital and Surplus	25,599	(77,701)	226,579

Capital and Surplus at the Beginning of the Year	1,899,564	1,977,265	1,750,686
Capital and Surplus at the End of Year	$ 1,925,163	$ 1,899,564	$ 1,977,265

The accompanying notes are an integral part of these statutory basis financial statements.

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AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,783,194	$ 3,507,642	$ 3,659,508
Net investment income received	620,675	525,537	618,329
Miscellaneous income	160,206	145,009	144,399
Benefits paid to policyholders	(3,377,550)	(3,025,211)	(3,353,557)
Net transfers from separate accounts	490,322	362,578	491,649
Commissions, expenses and taxes paid	(945,340)	(896,024)	(814,118)
Dividends paid to policyholders	(23,832)	(24,820)	(27,895)
Federal income taxes received (paid)	(17,142)	1,865	(5,845)
Net Cash from Operating Activities	690,533	596,576	712,470

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,300,512	1,727,175	2,189,136
Cost of investments acquired	(1,605,951)	(2,681,198)	(3,076,389)
Net change in loans on insurance contracts	(118,593)	(75,171)	(6,821)
Net Cash from Investing Activities	(424,032)	(1,029,194)	(894,074)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(417)	180,346	(9,759)
Proceeds from borrowings	167,500	95,000	—
Redemptions of borrowings	(262,500)	—	—
Other miscellaneous, net	(56,338)	12,833	7,098
Net Cash from Financing and Miscellaneous Activities	(151,755)	288,179	(2,661)

Net Change in Cash, Cash Equivalents and Short-Term Investments	114,746	(144,439)	(184,265)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	42,135	186,574	370,839

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 156,881	$ 42,135	$ 186,574

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$ —	$ —	$ 155
Recognized commitments for low income housing investments	18,069	15,000	—
Exchanges of bonds and stocks	16,375	35,502	16,918
Net assets (liabilities) acquired from dissolution of subsidiary	(3,296)	375	—
Disposal of investment from dissolution of subsidiary	(92,609)	(95)	—

The accompanying notes are an integral part of these statutory basis financial statements.

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AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor. Effective October 31, 2022, BlueStar Retirement Services, Inc. (BlueStar) was liquidated with net assets distributed to Ameritas Life. Effective October 1, 2023, Select Benefits Group, LLC (Dental Select) was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

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NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

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NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

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NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

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NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $93,405 and $115,309 at December 31, 2023 and 2022, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $518 and $11,388 during the years ended December 31, 2024 and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the amount of borrowing over the carrying value of real estate property was $2,789 and $4,496, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

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NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2023	2022
AIC	$ 12,018	$ 11,351
VCA [1]	476	443
AAS [1]	266	758
Dental Select	—	64,535
Total	$ 12,760	$ 77,087

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $3,256 and $1,633, and $1,265 were recorded as realized losses during 2023, 2022, and 2021, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2023 and 2022 was $1,094 and $28,994, respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $26,657 and $26,562, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchased and sold interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. These swaps were closed in 2021. The total variation margin on open swaps was reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps was reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2025. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 20, 2024. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2023 and 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the fair value of the net call options of $164,907 and $54,710 at December 31, 2023 and 2022, respectively. The Company is not required to post collateral to counterparty banks for bilateral options due to the nature of positions taken. For listed contracts, the Company may be required to post collateral with the clearing (prime) broker depending on the positions taken. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $0 and $3,904, respectively. The notional amount of the options at December 31, 2023 and 2022 was $1,708,473 and $1,162,631, respectively.

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2023, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	$ 3,070,551	$ 2,326,454	$ 232,186	$ 70,244
OTC index call option contracts written	(1,352,371)	(1,173,605)	(123,527)	(33,324)
Exchange traded index call option contracts owned	1,157,176	1,144,236	167,068	52,356
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	—	56,300	—	4,484
Total asset derivatives	$ 2,875,356	$ 2,353,385	$ 275,727	$ 93,760

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 1,166,883	$ 1,134,454	$ 110,820	$ 34,566
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	158,753	—	1,651	—
Total liability derivatives	$ 1,325,636	$ 1,134,454	$ 112,471	$ 34,566

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Amount Recognized
	2023	2022	2021
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ (15,207)	$ (25,586)	$ 34,925
Exchange traded index call option contracts - closed	6,913	(20,651)	33,671
Equity put option contracts - closed	(16)	784	(1,584)
Futures contracts - closed	(36,224)	(41,108)	(30,960)
Interest rate swap contracts - closed	—	—	(22,723)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	1,172	—	—
Foreign currency swaps - open	—	938	298
Total recognized in net investment income	$ (43,362)	$ (85,623)	$ 13,627
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ 37,212	$ (40,835)	$ (9,980)
Exchange traded index call option contracts - open	30,723	(29,296)	(4,323)
Futures contracts - open	8,028	3,886	(1,185)
Interest rate swap contracts - open	—	—	11,668
Foreign currency swaps - open	—	—	50
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	2,832	4,880	898
Total recognized in change in unrealized gains (losses)	$ 78,795	$ (61,365)	$ (2,872)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2023 and 2022.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $231,533 and $181,150 at December 31, 2023 and 2022, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $12,117 and $10,793 and operating software at cost of $994 and $5,625 are carried at cost less accumulated depreciation at December 31, 2023 and 2022, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $10,678 and $13,920, was $2,433 and $2,498, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2023 and 2022. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,098, $5,379 and $5,218 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $12,296,748 or 10.5% and $11,278,165 or 10.3% of the individual life policies in force as of December 31, 2023 and 2022, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,711, $9,977 and $9,487 for 2023, 2022 and 2021, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2023 and 2022.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues (such as the COVID-19 pandemic). Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

In August 2023, the NAIC issued Interpretation 23-01 which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. The guidance was effective immediately and will be automatically nullified on January 1, 2026. There was no impact in 2023 to the Company from the adoption of this guidance.

In August 2023, the NAIC issued Statement of Statutory Accounting Principles (SSAP) No. 26R - Bonds and SSAP No. 43R - Asset-Backed Securities which prescribe a principles-based definition for identifying whether security structures should be reported as long-term bonds. The amended guidance provides criteria for distinguishing bonds from other types of investments. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

In December 2023, the NAIC issued SSAP No. 2R - Cash, Cash Equivalents, Drafts, and Short-Term Investments to further restrict the investments that are permitted for cash equivalent or short-term reporting. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

19

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar was merged into the Company with its net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous (unaffiliated)	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 107,791	$ 78	$ (12,551)	$ 95,318
All other governments	2,057	—	(106)	1,951
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	202,913	7	(18,350)	184,570
Hybrid securities	5,137	—	(1,083)	4,054
Industrial and miscellaneous (unaffiliated)	10,726,302	29,632	(1,267,076)	9,488,858
Total bonds	$ 11,044,200	$ 29,717	$ (1,299,166)	$ 9,774,751

At December 31, 2023, the amortized cost of bonds was increased by $1,652 and was reduced by $4,519 at December 31, 2022 as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $11,364,738 and $11,039,681, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds at December 31, 2023 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 225,234	$ 223,383
Due after one year through five years	1,653,198	1,610,811
Due after five years through ten years	2,802,135	2,644,081
Due after ten years	6,522,531	5,885,569
Bonds with multiple repayment dates	159,988	148,012
Total bonds	$ 11,363,086	$ 10,511,856

Proceeds from the sales of bonds were $308,442, $588,433, and $297,045 for the years ended December 31, 2023, 2022 and 2021, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2023	2022	2021
Bonds:
Gross realized capital gains on sales	$ 7,070	$ 12,908	$ 10,740
Gross realized capital losses on sales	(9,335)	(4,606)	(1,350)
Net realized capital gains (losses) on sales	(2,265)	8,302	9,390
Other, including impairments and net gain on dispositions other than sales	(5,148)	(641)	198
Total bonds	(7,413)	7,661	9,588
Preferred stocks	(618)	—	2,050
Common stocks	33,983	3,221	361
Mortgage loans	(2,040)	110	424
Real estate	2,285	55	4,501
Other investments	12,092	20,424	9,696
Realized capital gains before federal income taxes and transfer to IMR	38,289	31,471	26,620
Realized capital gains (losses) transferred to IMR	(2,708)	8,726	12,980
Federal income tax expense	8,610	4,718	6,594
Net realized capital gains	$ 32,387	$ 18,027	$ 7,046

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $842,353 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $25,360 and $29,714 in stock was owned at December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

21

NOTE 3 - INVESTMENTS, (continued)

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2023	2022
Membership stock - class A	$ 326	$ 304
Membership stock - class B	24,339	27,816
Excess stock	695	1,594
Aggregate total	$ 25,360	$ 29,714
Actual or estimated borrowing capacity as determined by the insurer	$ 842,353	$ 896,068

As of December 31, 2023 and 2022, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,307,617 and $1,352,091 of bonds and mortgage loans pledged as collateral at December 31, 2023 and 2022, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,943 and $700,967 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,189,376	$ 1,205,998
Carrying value	1,307,617	1,352,091
Aggregate total borrowing - funding agreements	700,000	700,000
Aggregate total borrowing - lines of credit	—	95,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,214,466	$ 1,303,738
Carrying value	1,354,135	1,352,091
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	117,500	95,000

There are prepayment penalties on the Company's funding agreements.

22

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not
captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:
Policy Loans reinsurance
assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term
investments from
reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

December 31, 2022
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 29,714	$ 14,841	$ 14,873	$ —	$ 29,714	0.116%	0.117%
Bonds on deposit with states	145,434	134,407	11,027	—	145,434	0.570%	0.574%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,352,091	1,270,608	81,483	—	1,352,091	5.301%	5.339%
Pledged as collateral not
captured in other categories:
Derivatives	30,466	33,998	(3,532)	—	30,466	0.119%	0.120%
Other restricted assets:
Policy Loans reinsurance
assumed	114,674	117,034	(2,360)	—	114,674	0.450%	0.453%
Bonds and short-term
investments from
reinsurance assumed *	977,515	1,104,770	(127,255)	—	977,515	3.832%	3.860%
Total restricted assets	$ 2,649,894	$ 2,675,658	$ (25,764)	$ —	$ 2,649,894	10.388%	10.463%

* Includes investment income due and accrued

23

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous (unaffiliated)	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 61,025	$ (3,086)	$ 34,111	$ (9,465)	$ 95,136	$ (12,551)
All other governments	1,950	(106)	—	—	1,950	(106)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	149,055	(9,310)	35,372	(9,040)	184,427	(18,350)
Hybrid securities	—	—	4,055	(1,083)	4,055	(1,083)
Industrial and miscellaneous (unaffiliated)	5,704,567	(524,996)	3,118,809	(742,080)	8,823,376	(1,267,076)
Total bonds	5,916,597	(537,498)	3,192,347	(761,668)	9,108,944	(1,299,166)
Preferred stocks	4,486	(415)	7,866	(773)	12,352	(1,188)
Common stocks	170,215	(3,811)	26,802	(3,574)	197,017	(7,385)
Total	$ 6,091,298	$ (541,724)	$ 3,227,015	$ (766,015)	$ 9,318,313	$ (1,307,739)

The unrealized losses related to bonds in 2023 and 2022 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines were temporary in nature.

24

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2023, 2022 and 2021.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2023 and 2022, bonds at book/adjusted carrying value totaling $468,893 and $495,262, respectively, (4.2% and 4.5%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2023, 2022 and 2021, the Company recorded realized losses for other-than-temporary impairments on bonds of $5,122, $1,841 and $1,556, respectively. There were no loan-backed and structured security investments with recognized other-than-temporary impairments in 2023.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

December 31, 2022
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 1,912,652	$ 1,770,507	$ (142,145)	$ 620,400	$ 536,410	$ (83,990)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2023	2022
DSCR distribution
Below 1.0	$ 76,167	$ 55,620
1.0 - 1.2	178,633	215,154
1.2 - 1.5	371,247	430,061
Greater than 1.5	1,559,250	1,518,463
Total	$ 2,185,297	$ 2,219,298

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2023	2022
Loan to value
Below 60%	$ 10,558	$ 11,990
60-75%	2,109	2,441
Above 75%	—	999
Total	$ 12,667	$ 15,430

The Company sold the residential loan portfolio during 2023. The loss on the sale was not material.

An aging analysis of the commercial loans held by the Company is summarized as follows:

December 31
	2023	2022
Recorded investment (all)
Current	$ 2,197,964	$ 2,234,728
30-59 days past due	—	—
60-89 days past due	—	—
90-179 days past due	—	—
180+ days past due	—	—
Accruing Interest 180+ Days Past Due
Recorded investment	—	—
Interest accrued	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	568	1,287

At December 31, 2023, the average size of an individual commercial mortgage loan was $2,033. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2023, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 4.50% for commercial mortgage loans.

In 2023 and 2022, the Company had 44 and 81, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.99% and 7.50%, respectively, and 4.50% and 2.85%, respectively, totaling $158,851 and $341,346, respectively. Commercial mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2023, 2022 and 2021. The Company had no investment in impaired loans with credit losses as of December 31, 2023 and 2022. There were no mortgage loans derecognized as a result of foreclosure during 2023 or 2022.

26

NOTE 3 - INVESTMENTS, (continued)

Real Estate

There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. There was 1 residential real estate sale with total gain recognized of $55 for the year ended December 31, 2022. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no residential real estate properties classified as held for sale for the year ended December 31, 2023. There were no commercial real estate properties classified as held for sale for the year ended December 31, 2023. One commercial real estate property with a recorded value of $672 was classified as held for sale for the year ended December 31, 2022. Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2023 and 2022. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 17 years. During 2023 and 2022, the Company recognized $10,474 and $8,309, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $77,319 and $68,042 and in other liabilities was $34,500 and $31,918 for the years ended December 31, 2023 and 2022, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,789, $10,778, $4,349, $746, and $132, in 2024, 2025, 2026, 2027, and 2028, respectively, and $1,706 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2023 and 2022. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2023 and 2022.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2023			December 31, 2022
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 232,186	$ 123,527	$ 108,659	$ 70,244	$ 33,324	$ 36,920
Derivatives - foreign
currency swaps	2,961	2,961	—	5,805	1,321	4,484

Liabilities:
Derivatives - call options	$ 123,527	$ 123,527	$ —	$ 33,324	$ 33,324	$ —
Derivatives - foreign
currency swaps	4,612	2,961	1,651	1,321	1,321	—

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2023	2022	2021
Income:
Bonds	$ 499,408	$ 419,734	$ 400,928
Preferred stocks	490	586	528
Common stocks	8,382	7,427	7,905
Mortgage loans	98,441	104,071	107,955
Real estate[1]	14,261	14,515	15,187
Loans on insurance contracts	33,583	28,034	30,169
Short-term investments	3,385	763	73
Derivatives	(43,362)	(85,623)	13,627
Other investments	50,021	64,070	84,268
Amortization of interest maintenance reserve	9,711	9,977	9,487
Gross investment income	674,320	563,554	670,127
Total investment expenses	52,135	49,607	55,131
Net investment income	$ 622,185	$ 513,947	$ 614,996

1Includes amounts for the occupancy of company-owned property of $8,302, $8,541 and $8,541 in 2023, 2022, and 2021, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2023 and 2022, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 9 and 32, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $721 and $2,704, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

28

NOTE 3 - INVESTMENTS, (continued)

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous (unaffiliated)	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Foreign currency swaps	—	—	—	—	—
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2022
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 3	$ —	$ 3
Total bonds	—	—	3	—	3
Common stock
Industrial and miscellaneous (unaffiliated)	368,545	—	—	—	368,545
Total common stocks	368,545	—	—	—	368,545
Other investments	11,373	—	—	—	11,373
Derivative assets
Exchange traded index call options	52,356	—	—	—	52,356
Over the counter index call options	—	36,920	—	—	36,920
Foreign currency swaps	—	4,484	—	—	4,484
Total other investments	63,729	41,404	—	—	105,133
Separate account assets	—	—	—	9,286,022	9,286,022
Total assets at fair value/net asset value	$ 432,274	$ 41,404	$ 3	$ 9,286,022	$ 9,759,703

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 34,566	$ —	$ —	$ —	$ 34,566
Total liabilities at fair value	$ 34,566	$ —	$ —	$ —	$ 34,566

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets

The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023 and 2022. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers into or out of Level 3 during the years ended December 31, 2023 and 2022.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2022
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 9,774,751	$ 11,039,681	$ —	$ 6,438,160	$ 3,336,591	$ —
Preferred stocks	12,946	13,583	—	12,946	—	—
Common stocks	398,259	398,259	368,545	29,714	—	—
Mortgage loans	2,062,363	2,272,619	—	—	2,062,363	—
Cash, cash equivalents and short-term
investments	42,135	42,135	42,135	—	—	—
Loans on insurance contracts	576,187	614,038	—	—	576,187	—
Other investments	242,065	250,660	66,570	98,690	76,805	—
Investment income due and accrued	119,326	119,326	119,326	—	—	—
Separate account assets	—	9,286,022	—	—	—	9,286,022
Total financial assets	$ 13,228,032	$ 24,036,323	$ 596,576	$ 6,579,510	$ 6,051,946	$ 9,286,022

Liabilities:
Deposit-type funds	$ 1,167,355	$ 1,170,856	$ —	$ —	$ 1,167,355	$ —
Borrowings	99,340	99,562	—	—	99,340	—
Derivative liabilities	34,566	34,566	34,566	—	—	—
Separate account liabilities	—	9,286,022	—	—	—	9,286,022
Total financial liabilities	$ 1,301,261	$ 10,591,006	$ 34,566	$ —	$ 1,266,695	$ 9,286,022

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

32

NOTE 3 - INVESTMENTS, (continued)

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

33

NOTE 4 - INCOME TAXES, (continued)

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The components of the net deferred tax asset/(liability) as of December 31, 2022 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 270,909	$ 2,554	$ 273,463
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	270,909	2,554	273,463
Deferred tax assets nonadmitted	81,820	—	81,820
Subtotal net admitted deferred tax assets	189,089	2,554	191,643
Deferred tax liabilities	39,067	55,814	94,881
Net admitted deferred tax assets/(net deferred tax liability)	$ 150,022	$ (53,260)	$ 96,762

34

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2022 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,046
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 92,327	$ 2,554	$ 94,881
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 189,089	$ 2,554	$ 191,643

The changes in the components of the net deferred tax asset/(liability) from December 31, 2022 to December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 44,707	$ 1,511	$ 46,218
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	44,707	1,511	46,218
Deferred tax assets nonadmitted	7,304	—	7,304
Subtotal net admitted deferred tax assets	37,403	1,511	38,914
Deferred tax liabilities	(500)	19,774	19,274
Net admitted deferred tax assets/(net deferred tax liability)	$ 37,903	$ (18,263)	$ 19,640

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	19,640	—	19,640
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	19,640	—	19,640
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	903
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	17,763	1,511	19,274
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 37,403	$ 1,511	$ 38,914

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

35

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2023	2022
Ratio percentage used to determine recovery period and
threshold limitation above	916%	900%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,806,328	$ 1,800,304

There were no tax planning strategies utilized as of December 31, 2023 or 2022.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2023	2022	2021
Federal	$ 31,114	$ (143)	$ 17,359
Federal income tax on net capital gains	8,041	6,550	9,319
Federal income tax incurred	$ 39,155	$ 6,407	$ 26,678

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 165	$ 158	$ 172	$ 7	$ (14)
Unearned premium reserve	505	518	515	(13)	3
Policyholder reserves	111,591	100,279	93,859	11,312	6,420
Investments	7,877	10,596	10,124	(2,719)	472
Deferred acquisition costs	88,273	82,402	75,319	5,871	7,083
Policyholder dividends accrual	1,632	1,154	1,328	478	(174)
Fixed assets	11,241	6	1	11,235	5
Compensation and benefits accrual	25,789	25,224	30,390	565	(5,166)
Receivables - nonadmitted	29,906	20,859	16,556	9,047	4,303
Net operating loss carry-forward	225	242	260	(17)	(18)
Intangible Amortization	28,309	15,446	10,159	12,863	5,287
Other (including items <5% of total
ordinary tax assets)	10,103	14,025	9,948	(3,922)	4,077
Subtotal	315,616	270,909	248,631	44,707	22,278
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	89,124	81,820	44,951	7,304	36,869
Admitted ordinary deferred tax assets	$ 226,492	$ 189,089	$ 203,680	$ 37,403	$ (14,591)

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Capital
Investments	$ 1,272	$ 452	$ 476	$ 820	$ (24)
Real Estate	2,793	1,994	2,102	799	(108)
Other (including items <5% of total
ordinary tax assets)	—	108	283	(108)	(175)
Subtotal	4,065	2,554	2,861	1,511	(307)
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	4,065	2,554	2,861	1,511	(307)
Admitted deferred tax assets	$ 230,557	$ 191,643	$ 206,541	$ 38,914	$ (14,898)

Deferred tax liabilities:
Ordinary
Investments	$ 3,171	$ 2,432	$ 1,617	$ 739	$ 815
Fixed assets	2,042	2,285	2,486	(243)	(201)
Deferred and uncollected premium	17,372	17,433	17,778	(61)	(345)
Policyholder reserves	6,588	10,254	13,452	(3,666)	(3,198)
Unearned commissions	9,251	6,520	6,204	2,731	316
Other (including items <5% of total
ordinary tax liabilities)	143	143	143	—	—
Subtotal	38,567	39,067	41,680	(500)	(2,613)

Capital
Investments	$ 74,312	$ 55,091	$ 75,747	$ 19,221	$ (20,656)
Real estate	1,276	723	770	553	(47)
Subtotal	$ 75,588	$ 55,814	$ 76,517	$ 19,774	$ (20,703)

Deferred tax liabilities	$ 114,155	$ 94,881	$ 118,197	$ 19,274	$ (23,316)

Net deferred tax assets	$ 116,402	$ 96,762	$ 88,344	$ 19,640	$ 8,418

The change in the net admitted deferred tax assets was $19,640, $8,418 and $5,732 for the years ended December 31, 2023, 2022 and 2021, respectively. The change in nonadmitted deferred tax assets of $7,304, $36,869 and $(19,641) was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

37

NOTE 4 - INCOME TAXES, (continued)

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

	2021	2020	Change
Total gross deferred tax assets	$ 251,492	$ 238,158	$ 13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$ 133,295	$ 147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$ 17,156

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Net gain from operations before income taxes	$ 72,505	$ 83,546	$ 106,544
Net realized capital gains before income taxes	38,289	31,471	26,620
Deferred reinsurance loss, net	(3,954)	(3,377)	(2,832)
Change in pension liability	—	—	117
Change in unauthorized reinsurance	—	12	(12)
Total pre-tax statutory income	106,840	111,652	130,437
Change in nonadmitted assets	(43,079)	(20,491)	(9,453)
IMR amortization	(9,711)	(9,977)	(9,487)
Tax-exempt income	(22,687)	(25,308)	(28,681)
Adjustment to prior year deferreds	3,083	—	—
Dissolution of subsidiary	(92,822)	(35,134)	—
Non-deductible expense	4,884	3,001	2,730
Other	(408)	4,006	1,202
Subtotal	(53,900)	27,749	86,748
Statutory tax rate	0.21	0.21	0.21
Subtotal	(11,319)	5,827	18,217
Adjustment to prior year deferred income tax	(2,923)	—	—
Tax credits	(11,819)	(11,364)	(8,695)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

Federal and foreign income tax incurred	$ 39,155	$ 6,407	$ 26,678
Change in deferred income tax	(65,216)	(11,944)	(17,156)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

The Company has no foreign tax credit carryovers to subsequent years.

38

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2023, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 1,072	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $8,354, $15,512 and $31,452 for the tax years 2023, 2022 and 2021 respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2023.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024.

Ameritas-NY established a $50,000 unsecured line of credit with the Company on April 1, 2023, which is due to expire on March 31, 2024. The Company had no balances outstanding at any time during 2023.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $21,305, $22,281 and $26,047 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2023 and 2022, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2023	2022
Ameritas Holding Company	$ (5,247)	$ (18,898)
Ameritas Life Insurance Corp. of New York	2,927	3,033
Ameritas Investment Company, LLC	725	375
Ameritas Investment Partners, Inc.	2,012	55
Ameritas Advisory Services, LLC	491	446
Dental Select	—	2,369
Total	$ 908	$ (12,620)

39

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $2,829 and $2,455 for the years ended December 31, 2023 and 2021, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $20,712, $19,631 and $18,434 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2023	2022	2021
Benefit obligation at beginning of year	$ 34,365	$ 44,138	$ 49,302
Service cost	—	—	35
Interest cost	1,763	1,082	966
Actuarial loss	(84)	(6,145)	(1,458)
Benefits paid	(4,268)	(4,710)	(4,707)
Benefit obligation at end of year	$ 31,776	$ 34,365	$ 44,138

	Pension Benefits
	2023	2022	2021
Fair value of plan assets at beginning of year	$ —	$ —	$ —
Reporting entity contribution	4,268	4,710	4,707
Benefits paid	(4,268)	(4,710)	(4,707)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2023	2022	2021
Components:
Accrued benefit costs	$ 34,049	$ 36,953	$ 40,739
Liability (asset) for pension benefits	(2,273)	(2,588)	3,399
Assets and liabilities recognized:
Liabilities recognized	31,776	34,365	44,138
Unrecognized liabilities (assets)	(2,273)	(2,588)	3,399

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Service cost	$ —	$ —	$ 35
Interest cost	1,763	1,082	966
Amount of recognized (gains) losses	(399)	(158)	74
Total net periodic benefit cost	$ 1,364	$ 924	$ 1,075

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2023	2022	2021
Items not yet recognized as a component of net periodic cost - prior year	$ (2,588)	$ 3,399	$ 4,930
Net loss arising during the period	(84)	(6,145)	(1,457)
Net gain (loss) recognized	399	158	(74)
Items not yet recognized as a component of net
periodic cost - current year	$ (2,273)	$ (2,588)	$ 3,399

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Net recognized gains (losses)	$ (2,273)	$ (2,588)	$ 3,399

The weighted-average assumptions are as follows:

	Pension Benefits
	2023	2022	2021
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.08%	2.14%	2.98%
Rate of compensation increase	NA	1.81%	1.79%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	N/A	1.81%

Future expected pension benefit payments are as follows:

Year	Amount
2024	$ 3,781
2025	$ 3,672
2026	$ 3,561
2027	$ 3,449
2028	$ 3,335
2029-2033	$ 14,912

41

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2023	2022
Accumulated benefit obligation	$ 31,776	$ 34,365
Projected benefit obligation (PBO)	$ 31,776	$ 34,365
Funded status (PBO - Plan assets)	$ 31,776	$ 34,365

Unrecognized items:
Unrecognized gains, net of tax	$ (1,795)	$ (2,045)
Total unrecognized items, net of tax	$ (1,795)	$ (2,045)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. There were no expenses recognized for the Plan funding.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $18,281, $16,954 and $15,013 in 2023, 2022 and 2021, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $192,266 in dividends in 2024, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2023, 2022 or 2021.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2023	2022	2021
Unrealized capital gains, net of taxes	$ 87,325	$ 36,786	$ 171,082
Nonadmitted asset values	(231,533)	(181,150)	(123,789)
Asset valuation reserve	(336,910)	(264,477)	(295,155)
42

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2023, 2022 and 2021 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,976 and $49,967 at December 31, 2023 and 2022, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2023 is $110,666. There has not been any principal paid during the life of the Notes as of December 31, 2023. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2023, the Company had outstanding agreements to fund mortgages totaling $69,764. In addition at December 31, 2023, the Company has committed to invest $336,101 in equity-type limited partnerships and $139,035 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2023 and 2022, the Company had FHLB lines of credit available up to $141,900 and $100,821, respectively. The Company had outstanding balances of $95,000 as of December 31, 2022, related to these lines of credit with no outstanding balances as of December 31, 2023.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2023, 2022 and 2021, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,540 and $3,519 at December 31, 2023 and 2022, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the Company had a related receivable of $3,514 and $2,591, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

43

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022 are as follows:

	2023	2022
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,179	$ 5,102
Decreases during the year
Premium tax offset applied	(425)	(1,062)
Charge off of estimated premium tax offset	—	(136)
	(425)	(1,198)
Increases during the year
Estimated premium tax offset	923	—
Assessments paid	167	275
	1,090	275
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 4,844	$ 4,179

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2022, the undiscounted and discounted guaranty fund assessments were $7,325 and $3,047, and the related undiscounted and discounted assets were $5,147 and $2,117. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2023 and 2022.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2023 and 2022.

Uncollectibility of Assets

The Company had admitted assets of $19,380 and $14,217 at December 31, 2023 and 2022, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

44

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2023	2022	2021
Gross reimbursement for medical cost incurred	$ 212,227	$ 183,245	$ 180,138
Other income or expenses (including interest paid to or received from plans)	24,431	17,282	15,714
Gross expenses incurred (claims and administrative)	236,658	200,527	195,852

Net gain (loss) from operations	$ (106)	$ 3,587	$ 3,660

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,162, $3,229 and $3,166 in 2023, 2022 and 2021, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $17, $23, and $33 in 2023, 2022 and 2021, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2023:

Calendar Year	Amount
2024	$ 2,593
2025	1,984
2026	1,593
2027	1,288
2028	1,031
2029 and thereafter	450
Total	$ 8,939

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $342,707, $169,606 and $267,540 for the years ended December 31, 2023, 2022 and 2021, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $115,530 and $107,487 for the years ended December 31, 2023 and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $613,333, $422,300 and $504,670 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $135,269 and $136,104 and cash of $1,992 and $1,534 at December 31, 2023 and 2022, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

45

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2023 and through March 22, 2024, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

At December 31, 2022, the Company determined that certain balances related to a reinsurer under an order of rehabilitation would most likely be uncollectible, and as such had recorded a contingent liability of $12,043. Per a liquidation order effective September 30, 2023, the Company recaptured this previously ceded business. The impacts from the liquidation order resulted in the recording of a $5,217 recoverable at December 31, 2023 as an estimate of settlement from the reinsurer's estate. This recoverable consists of $4,341 for paid claims and $876 for waived and unearned premiums. Waived and unearned premiums are nonadmitted. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2023	2022	2021
Assumed	$ 108,381	$ 107,822	$ 109,582
Ceded	(286,288)	(228,462)	(267,198)
Reinsurance premiums, net	$ (177,907)	$ (120,640)	$ (157,616)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2023, 2022 and 2021.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Amortization of $3,954 and $3,377, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2023 and 2022, respectively.

46

NOTE 14 - REINSURANCE , (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2023 and 2022, invested assets of $937,979 and $989,028, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.4% and 3.9% of the Company’s admitted assets at December 31, 2023 and 2022, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2023	2022	2021
Total reserve for unpaid claims at January 1	$ 356,953	$ 345,354	$ 316,765
Less reinsurance assumed	(16,244)	(18,121)	(18,267)
Plus reinsurance ceded	192,807	189,189	172,907
Direct balance	533,516	516,422	471,405

Incurred related to:
Current year	831,876	793,236	777,744
Prior year	(4,967)	(13,600)	2,986
Total incurred	826,909	779,636	780,730

Paid related to:
Current year	699,500	664,184	645,529
Prior year	101,997	98,358	90,184
Total paid	801,497	762,542	735,713

Direct balance	558,928	533,516	516,422
Plus reinsurance assumed	16,234	16,244	18,121
Less reinsurance ceded	(202,128)	(192,807)	(189,189)
Total reserve for unpaid claims at December 31	$ 373,034	$ 356,953	$ 345,354

As a result of (favorable)/unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses (decreased)/increased by $(4,967), $(13,600), and $2,986 for the years ended December 31, 2023, 2022, and 2021, respectively. During 2023 and 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products. During 2021, unfavorable claim runout for disability products was partially offset by favorable claim runout for group dental products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2023.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2023	2022	2021
Paid assumed reinsurance claims	$ 80,811	$ 79,612	$ 81,375
Incurred assumed reinsurance claims	$ 80,801	$ 77,734	$ 81,229

Paid ceded reinsurance claims	$ 31,346	$ 31,761	$ 29,287
Incurred ceded reinsurance claims	$ 40,667	$ 35,379	$ 45,569

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

47

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2023 and 2022, respectively, the Company had $1,744,932 and $2,386,878 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,958 and $27,272 at December 31, 2023 and 2022, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	1,859,173	—	1,859,173	28.2%
At fair value	—	2,149,930	2,149,930	32.6%
Total with adjustment or at fair value	1,859,173	2,149,930	4,009,103	60.8%
At book value without adjustment
(minimal or no charge)	2,109,395	—	2,109,395	32.0%
Not subject to discretionary withdrawal	469,653	—	469,653	7.2%
Total gross	4,438,221	2,149,930	6,588,151	100.0%
Reinsurance ceded	356,957	—	356,957
Total individual annuity reserves	$ 4,081,264	$ 2,149,930	$ 6,231,194
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 188,797	$ —	$ 188,797

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,048,387	$ —	$ 1,048,387	14.9%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	5,825,347	5,825,347	82.8%
Total with adjustment or at fair value	1,048,387	5,825,347	6,873,734	97.7%
At book value without adjustment
(minimal or no charge)	123,819	—	123,819	1.8%
Not subject to discretionary withdrawal	34,966	—	34,966	0.5%
Total gross	1,207,172	5,825,347	7,032,519	100.0%
Reinsurance ceded	8,702	—	8,702
Total group annuity reserves	$ 1,198,470	$ 5,825,347	$ 7,023,817
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

50

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 215,985	$ —	$ 215,985	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	373,612	373,612	24.2%
Total with adjustment or at fair value	215,985	373,612	589,597	38.2%
At book value without adjustment
(minimal or no charge)	239,630	—	239,630	15.5%
Not subject to discretionary withdrawal	715,673	—	715,673	46.3%
Total gross	1,171,288	373,612	1,544,900	100.0%
Reinsurance ceded	432	—	432
Total deposit-type funds	$ 1,170,856	$ 373,612	$ 1,544,468
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,450,590	$ 8,348,889	$ 14,799,479

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 5,614,663	$ 5,257,699
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,314	22,035
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,170,436	1,170,856
	6,806,413	6,450,590
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	8,903,291	7,975,277
Exhibit 4, Line 9, Column 1	399,909	373,612
Total	$ 16,109,613	$ 14,799,479

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NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

	2022
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,070,838	$ 1,070,386	$ 1,076,419	$ —	$ —	$ —
Universal life with secondary guarantees	753,257	631,387	1,232,632	—	—	—
Indexed universal life	13,971	13,964	14,091	—	—	—
Indexed universal life with secondary guarantees	1,091,925	900,498	960,006	—	—	—
Other permanent cash value life insurance	—	1,605,159	2,742,781	—	—	—
Variable universal life	146,649	1,060,788	157,522	922,149	—	919,743
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	505,067	XXX	XXX	—
Accidental death benefits	XXX	XXX	312	XXX	XXX	—
Disability - active lives	XXX	XXX	32,238	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,493	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	27,773	XXX	XXX	—
Total gross	3,076,640	5,282,182	6,773,334	922,149	—	919,743
Reinsurance ceded	—	—	614,353	—	—	—
Total life reserves	$ 3,076,640	$ 5,282,182	$ 6,158,981	$ 922,149	$ —	$ 919,743

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NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,373,096	$ 6,100,454
Exhibit 5, Accidental Death Benefits Section, Total (net)	301	296
Exhibit 5, Disability - Active Lives Section, Total (net)	17,131	16,091
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,984	16,285
Exhibit 5, Miscellaneous Reserves Section, Total (net)	20,983	25,855
	6,427,495	6,158,981
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,062,279	919,743
	1,062,279	919,743
Total	$ 7,489,774	$ 7,078,724

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2023		2022
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 6,570	$ 24	$ 4,852	$ (118)
Ordinary renewal	47,932	56,700	47,139	59,327
Group life	1	1	1	1
Total	$ 54,503	$ 56,725	$ 51,992	$ 59,210

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2023, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account. As of December 31, 2023 and 2022, the Company’s Separate Accounts included legally insulated assets of $10,379,450 and $9,286,022, respectively.

The Company does not engage in securities lending transactions within the separate account.

53

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2023	2022	2021
For the year ended December 31:
Premiums, considerations or deposits	$ 992,717	$ 1,071,230	$ 1,281,793
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,365,479	$ 9,268,632

Reserves subject to discretionary withdrawal:
At fair value	$ 10,365,479	$ 9,268,632
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,365,479	$ 9,268,632

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2023	2022	2021
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 957,081	$ 1,029,159	$ 1,228,829
Transfers from the separate accounts	(1,444,282)	(1,392,531)	(1,700,163)
Net transfers from the separate accounts	(487,201)	(363,372)	(471,334)
Reconciling adjustments:
Deposit-type contracts assumption reinsurance	—	—	(1)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (487,201)	$ (363,372)	$ (471,335)

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

During 2023, the Company reversed an impairment related to a ceded reinsurer previously under rehabilitation (see Note 14). Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the impairment reversal. There was no overall impact to Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Change in reserves for life, accident and health policies	$ 647,614	$ (10,948)	$ 636,666
General insurance expenses	578,303	10,948	589,251

During 2022, the Company recorded an adjustment for policy loan income related to an assumption agreement. Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the adjustment. There was no impact to Total Premiums and Other Revenue or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Net investment income (including amortization of interest maintenance reserve)	$ 501,104	$ 12,843	$ 513,947
Miscellaneous income *	60,711	(12,843)	47,868

* Reflected on line 8.3 Aggregate write-ins for miscellaneous income in financial statements filed with the Department

54

PART C

OTHER INFORMATION

Item 30.	Exhibits

Exhibit Number		Description of Exhibit
(a)	(1)

Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account V. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A1.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(a)	(2)

Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account V to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh1b.txt

(b)		Custody Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-233977, filed February 26, 2020, EX.99.C1.

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)

Form of Policy. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-233986, filed September 27, 2019, EX-99.D.

https://www.sec.gov/Archives/edgar/data/783402/000078340219000025/policy_ex-d.htm

(d)	(2)	Form of Policy Riders and Endorsements.
(d)	(2)	(A)

Accelerated Benefit Rider for Terminal Illness. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2A.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2a.htm

(d)	(2)	(B)

Accidental Death Benefit Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2B.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2b.htm

(d)	(2)	(C)

Children's Insurance Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2D.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2d.htm

(d)	(2)	(D)

Guaranteed Insurability Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2E.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2e.htm

Exhibit Number		Description of Exhibit
(d)	(2)	(E)

Insurance Exchange Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2F.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2f.htm

(d)	(2)	(F)

Paid-Up Life Insurance Benefit Endorsement. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2G.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2g.htm

(d)	(2)	(G)

Scheduled Increase Rider for the Insured. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2H.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2h.htm

(d)	(2)	(H)

Total Disability Benefit Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2K.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2k.htm

(d)	(2)	(I)

Waiver of Monthly Deduction Rider. Incorporated by Reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration Statement No. 333-151913, filed April 29, 2015, EX-99.D2L.

https://www.sec.gov/Archives/edgar/data/783402/000078340215000016/alicexcelperf485b-63_exd2l.htm

(e)

Form of Application. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-233986, filed September 27, 2019, EX-99.E.

https://www.sec.gov/Archives/edgar/data/783402/000078340219000025/application_ex-e.htm

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration Statement No. 333-182090, filed April 22, 2014, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.f(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exf2-73.htm

(g)		Reinsurance Agreements.
(g)	(1)

Munich American Reassurance Company. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.g(1).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exg1-73.htm

(g)	(2)

RGA Reinsurance Company. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.g(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exg2-73.htm

(g)	(3)

SCOR Global Life USA Reinsurance Company. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.g(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exg3-73.htm

(g)	(4)

Swiss Re Life & Health America Inc. Portions of the exhibit have been omitted. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.g(4).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exg4-73.htm

Exhibit Number		Description of Exhibit
(h)		Participation Agreements.
(h)	(1)

AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-1.txt

(h)	(2)

Alger. Incorporated by reference to Ameritas Variable Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed January 17, 1997, EX-99.A8B.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-97-000001.txt

(h)	(3)

Alps. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX-99.H(2).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8b.txt

(h)	(4)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(h)	(5)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration Statement No. 333-205138, filed February 24, 2017, EX 8(a)(3).

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(h)	(6)

DWS Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(h)	(7)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(h)	(8)

Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh3.txt

(h)	(9)

Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/948443/000094844308000023/ucexcelperf-h4.txt

(h)	(10)	Lincoln Variable Insurance Products Trust. Exhibit (h)(10), filed herein.
(h)	(11)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(12)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 Initial Registration Statement for File No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(h)	(13)

MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.15.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a15.htm

(h)	(14)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

Exhibit Number		Description of Exhibit
(h)	(15)

Neuberger Berman. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 Initial Registration Statement for File No. 333-91670, filed July 1, 2002, EX-99.8d.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(h)	(16)

Oppenheimer. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh4.txt

(h)	(17)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(h)	(18)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(h)	(19)

Third Avenue. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.6.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-6.txt

(i)		Administrative Contracts.
(i)	(1)

Fourth Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-233986, filed April 26, 2022, EX-99.i(1).

https://www.sec.gov/Archives/edgar/data/783402/000078340222000018/ovation_exi1-74.htm

(j)		Other Material Contracts: Powers of Attorney. Exhibit (j), filed herein.
(k)		Legal Opinion. Exhibit (k), filed herein.
(l)		Actuarial Opinion. Not applicable.
(m)		Calculation. Not applicable.
(n)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit (n), filed herein.
(o)		No financial statements are omitted from Item 28.
(p)		Initial Capital Agreements. Not applicable.
(q)

Transfer and Redemption Procedures Pursuant to Rule 6e-3(b)(12)(iii). Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 8 to Registration Statement No. 333-233986, filed February 10, 2023, EX-99.Q.

https://www.sec.gov/Archives/edgar/data/783402/000078340223000005/performanceiivul-4_exq.htm

(r)		Form of Initial Summary Prospectuses. Not applicable.

Item 31.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name and Principal	Position and Offices
Business Address*	with Depositor

Robert M. Jurgensmeier	Director, Chair, Chief Executive Officer
Susan K. Wilkinson	President & Chief Operating Officer
John S. Dinsdale	Director
L. Javier Fernandez	Director
Ann M. Frohman	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Oris R. Stuart, III	Director
Rohit Verma	Director
Ryan C. Beasley	Executive Vice President, Individual
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Group Sales & Distribution
Jeffrey C. Graves	Senior Vice President, Agency & Field Distribution
Kelly J. Halverson	Senior Vice President, Chief Actuary & Underwriting, Individual
Gerald Q. Herbert	Senior Vice President, Risk & Compliance
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel
Brandon M. Mann	Senior Vice President, Wealth Management & Investment Services &
AIC President
Bruce E. Mieth	Senior Vice President, Group Operations
Shreejit R. Nair	Senior Vice President, Chief Information Officer
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
Tina J. Udell	Senior Vice President, Chief Investment Officer
David A. Voelker	Senior Vice President, Individual Operations
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Analytics & Insights Officer
Kelly J. Wieseler	Executive Vice President, Group
Michele X. Wu	Senior Vice President, Chief Financial Officer & Treasurer

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 32.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer
Variable Contract Agency, LLC (NE)	insurance agency
Ameritas Advisory Services, LLC (NE)	investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations.

Ameritas Life Insurance Corp. filed a consolidated financial statement which includes its subsidiaries.

Ownership is 100% by the parent company.

Item 33.	Indemnification

Ameritas Life Insurance Corp.'s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a Director, Officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 9.01 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former Director, Officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 9.01. Such determination shall be made, with respect to a person who is a Director or Officer at the time of such determination (1) by a majority vote of the Directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such Directors designated by majority vote of such Directors, even though less than a quorum, or (3) if there are no such Directors, or if such Directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former Officer, Director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former Officer, Director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful or the director or officer engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.

Item 34.	Principal Underwriter

a)    Ameritas Investment Company, LLC ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account. AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account.

b)    The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Company, LLC.

Name and Principal	Positions and Offices
Business Address*	With Underwriter
Ryan C. Beasley	Director, Chair
Brandon M. Mann	Director, President
Brent F. Korte	Director
Michele X. Wu	Director
Richard A. Berthold	Vice President, Service
Susanne M. Denby	Second Vice President, Sales Supervision
Matthew J. Kinsella	Vice President, Chief Compliance Officer
Jennifer A. Kobza	Vice President, Public Finance
Christine M. Neighbors	Assistant Secretary
Jeremy M. Robson	Vice President, Wealth Management & Investment Services
Tyler Schubauer	Secretary
Maria E. Sherffius	Second Vice President, Compliance
Michael E. Shoemaker	Vice President & Managing Director, Public Finance

* Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$2,005,378	$0	$0	$670,831

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 35.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 36.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 37.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of April, 2024.

AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

By: /s/ Robert M. Jurgensmeier***
Director, Chair, Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ Robert M. Jurgensmeier***
Director, Chair, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2024.

SIGNATURE	TITLE

Robert M. Jurgensmeier***	Director, Chair, Chief Executive Officer
Susan K. Wilkinson ***	President & Chief Operating Officer
John S. Dinsdale *	Director
L. Javier Fernandez **	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Michele X. Wu ***	Senior Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 12, 2022.
**	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 16, 2022.
***	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of January 10, 2024.

Exhibit Index

Exhibit

(h)(10)	Participation Agreement: Lincoln Variable Insurance Products Trust
(j)	Other Material Contracts: Powers of Attorney
(k)	Legal Opinion
(n)	Consents of Independent Auditors and Independent Registered Public Accounting Firm